FORTUNE V SEPARATE ACCOUNT

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED ANNUITY CONTRACTS

ISSUED BY

UNIVERSAL LIFE INSURANCE COMPANY

SAN JUAN, PR 00917-2011

(787) 706-7095

December 23, 2021

This prospectus describes individual flexible purchase payment deferred annuity contracts (“Contracts”) issued through the Fortune V Separate Account (the “Variable Account”) of Universal Life Insurance Company (“Universal Life” or the “Company”). The Variable Account is a separate account of Universal Life that contains variable account allocations, called sub-accounts (“Sub-Account”), each of which invests in a portfolio of shares of separate underlying mutual funds.

The Variable Account is divided into several Sub-Accounts among which the Contract Owners that purchase the annuity product may allocate their purchase payments, subject to the terms and conditions in the Contract. The Contract Owners do not make a specific selection of the underlying mutual funds. The Sub-Accounts will consist of segregated and separately-managed pools of assets of the Variable Account, and each is managed by Universal Financial Services, Inc. (“UFS” or “Universal Financial Services”) as the investment adviser contracted by Universal Life to manage the Sub-Account. Morningstar Investment Management LLC serves as portfolio construction manager in connection with the actively managed Sub-Accounts. The Sub-Accounts will be available for investment only through the purchase of the Contract. Each Sub-Account will have a generally defined investment strategy. These are:

UNIVERSAL VIA ASSET ALLOCATION – GROWTH PORTFOLIO (“ULICO VIA Growth Allocation” or “Growth Portfolio”)

UNIVERSAL VIA ASSET ALLOCATION – MODERATE GROWTH PORTFOLIO (“ULICO VIA Moderate Growth Allocation” or “Moderate Growth Portfolio”)

UNIVERSAL VIA ASSET ALLOCATION – MODERATE PORTFOLIO (“ULICO VIA Moderate Allocation” or “Moderate Portfolio”)

UNIVERSAL VIA ASSET ALLOCATION – CONSERVATIVE PORTFOLIO (“ULICO VIA Conservative Allocation” or “Conservative Portfolio”)

UNIVERSAL VIA ASSET ALLOCATION – INTERNATIONAL GROWTH PORTFOLIO (“ULICO VIA International Growth Allocation” or “International Growth Portfolio”)

UNIVERSAL VIA – MONEY MARKET PORTFOLIO (“ULICO VIA Money Market” or “Money Market”)

An investment in the VIA Money Market Portfolio is neither insured nor guaranteed by the U.S. Government.

Volatility control guidelines may apply to the Moderate Growth Portfolio, Moderate Portfolio and Conservative Portfolio. Under these guidelines, the Portfolio Construction Manager (as defined below) may adjust the maximum equity allocation of the portfolio based on the implied volatility, such that higher implied volatility over a specified period will result in a lower maximum equity allocation.

Amounts allocated to a Sub-Account by the Contract Owner will be used to purchase accumulation units, representing value units of the total investment of the Sub-Account. After the initial purchase of accumulation units, the value of a Contract’s investment in a Sub-Account will be based on the number of units held and the current accumulation unit value, which will fluctuate with the investment performance of the underlying investments in mutual funds of the Sub-Account. The value of your annuity Contract will depend on the investment performance of the selected underlying mutual funds, which value will fluctuate with market factors. Your investment is subject to investment risks.

Contract Owners may return the Contract for any reason within fifteen calendar days of delivery from Universal Life’s home office and Universal Life will refund the Contract Value or other amount required by law (see Right to Examine and Cancel).

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Three versions, or “Classes,” of the Contracts are available: (1) the base Universal VIA Contract (Class B), which has a nine-year surrender charge (contingent deferred sales charge, or “CDSC”) and a 1.40% Variable Account Charge; (2) the Universal VIA with Liquidity Rider Contract (Class L), which has a four year CDSC and a 1.75% Variable Account Charge; and (3) the Universal VIA Select Contract (Class C), which has no CDSC and a 1.95% Variable Account Charge.

To learn more about the Contracts, the Sub-Accounts and their underlying investments, you can obtain a copy of the accounts’ annual and semi-annual reports or a copy of the Statement of Additional Information (“SAI”) dated the date of this prospectus. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this prospectus by reference. The SAI’s table of contents can be found in this prospectus. You may obtain these documents from Universal Life without charge upon written request to the above address or by telephoning (800) 981-0395. You can also obtain copies of these documents from the Securities and Exchange Commission’s web site at: www.sec.gov.

This prospectus sets forth the basic information that you should know before investing. Please keep this prospectus for future reference.

This prospectus does not constitute an offer to sell or a solicitation of an offer to buy the Contracts in any jurisdiction in which such may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

Neither the Securities and Exchange Commission, U.S. Commodity Futures Trading Commission, nor any State Securities Commission has approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

The variable annuity contracts described herein are offered exclusively to Residents of Puerto Rico. For these purposes, a “Resident of Puerto Rico” is: (i) an individual (A) having his or her principal residence within the Commonwealth of Puerto Rico who has been a resident of Puerto Rico during a period that includes an entire taxable year, (B) who is a bona fide resident of Puerto Rico pursuant to Sections 933 and 937(a) of the U.S. Internal Revenue Code, and (C) a resident of Puerto Rico for purposes of the Puerto Rico Internal Revenue Code; and (ii) a non-business trust whose trustee, if an individual, has his or her principal residence in Puerto Rico or, if an entity, whose principal office and principal place of business are located within the Commonwealth of Puerto Rico, all of whose Beneficiaries have their principal residence in Puerto Rico and which is either a Qualified Trust or an Agent Trust (as defined herein under Tax Considerations beginning on page 104 of this Prospectus).

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Please read this Prospectus carefully and retain it for future reference.

Definitions

The following is a glossary of key terms used in this Prospectus.

Accumulation Unit - An accounting unit of measure used to calculate the value allocated to each of the Sub-Accounts in the Variable Account before the Annuitization Date.

Annuitant - The person upon whose life annuity payments are based.

Annuitization - The period during which annuity payments are received by the Annuitant.

Annuitization Date - The date on which Universal Life calculates the schedule of annuity payments and begins the processing necessary to start annuity payments. The date that annuity payments actually begin varies, but generally is within 30 days after Universal Life calculates the annuity payment schedule.

Annuity Commencement Date - The date on which annuity payments are scheduled to begin.

Beneficiary - The person designated by the Contract Owner to receive certain benefits under the Contract if the Contract Owner dies before the Annuitization Date and there is no surviving Joint Owner. Such designation must be made by the Contract Owner in accordance with the applicable requirements of Puerto Rico inheritance laws.

Coinsurance Agreement - The coinsurance agreement by and between Universal Life and Transamerica dated March 1, 2007.

Collateral Assignment - A collateral assignment is when the ownership rights in a contract or account are transferred from one person to another to serve as collateral for a debt. This transfer is usually made with the provision that the ownership rights revert to the original owner when the debt is repaid. A collateral assignment of a nonqualified annuity is considered a taxable event to the owner of the contract.

Contingent Beneficiary - The person designated by the Contract Owner to receive the benefits accorded to the Beneficiary if the primary Beneficiary is not living when the Owner dies. Such designation must be made by the Contract Owner in accordance with the applicable requirements of Puerto Rico inheritance laws.

Contingent Deferred Sales Charge “CDSC” - penalties for contract termination before surrender period or partial withdrawals in excess of 15% of purchase payments, adjusted for withdrawals during each policy year.

Contract - The terms, conditions, benefits and rights of the annuity described in the variable annuity contract with Universal Life Insurance Company, as well as any documents describing elected options, endorsements or attached application form.

Contract Anniversary - Beginning with the Date of Issue, each recurring one-year anniversary of the Date of Issue during which the Contract remains in force.

Contract Owner(s) - The person(s) possessing all rights under the Contract prior to the Annuitization Date.

Contract Value - The value of the Variable Account.

Contract Year - Each year the Contract is in force beginning with the date the Contract is issued.

Date of Issue - The effective day of the first purchase payment applied to the Contract.

Death Benefit - The effective benefit payable when the Owner dies before the Annuitization Date.

Enhanced Death Benefit – Available at issue for an additional charge, a new stepped-up death benefit will be determined on each policy anniversary before the Owner’s 86th birthday. The benefit will be payable when the Owner dies before the Annuitization Date. This option is only available to contracts with owner age 70 or younger on the Date of Issue.

Free Amount - Withdrawals not subject to Contingent Deferred Sales Charge.

Fortune V Separate Account - A separate account of Universal Life Insurance Company into which purchase payments may be allocated. The Account is divided into Sub-Accounts. The Fortune V Separate Account is also referred to herein as the “Variable Account”.

Full Surrender – Termination and cancellation of all rights and privileges under your Contract. Full Surrender may be subject to surrender charges.

Guaranteed Future Value or “GFV” – The minimum amount guaranteed for Contracts with Principal Protection Rider. “GFV” will be equal to the purchase payments for the first six month after rider inception, adjusted for withdrawals.

Guaranteed Future Value Date – Ten years after Contract inception.

IRA – An individual retirement annuity as defined by the Section 1081.02(b) of the P.R. Code

Joint Owner – The person possessing an undivided interest in the entire Contract with the Contract Owner. If there is a Joint Owner, references to Contract Owner and Joint Owner will apply to both, or either of them, unless the context requires otherwise.

Maximum Annual Withdrawal Amounts “MAWA” – The MAWA is the maximum amount that can be withdrawn in a rider year without reducing the TWB for Contracts with the Income for Life Rider. This is also the benefit amount paid if the Contract Value is exhausted. On each rider anniversary the MAWA is the Withdrawal Percentage multiplied by the TWB.

Net Asset Value - The total value of an underlying mutual fund adjusted for expenses and divided by the number of units, at the end of a market day or at the close of the New York Stock Exchange.

Non-Qualified Contract - A Contract that does not qualify for favorable tax treatment under the P.R. Code Sections 1081.02 and 1081.03.

Partial Withdrawal – The amount you request to withdraw.

Policy Value - On or before the annuity commencement date, the policy value is equal to the owner’s:

●	premium payments; minus

●	gross partial surrenders (partial surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

●	accumulated gains in the separate account; minus

●	accumulated losses in the separate account; minus

●	service charges, rider fees, transfer fees, and other charges, if any.

Portfolio Construction Manager - The entity independently contracted by Universal Life and Universal Financial Services, Inc. to construct the portfolios in the Variable Account.

Premium(s): Purchase payment(s) deposited into the Contract.

Puerto Rico Resident or a Resident of Puerto Rico - (i) An individual (A) having his or her principal residence within the Commonwealth of Puerto Rico who has been a Resident of Puerto Rico during a period that includes an entire taxable year, (B) who is a bona fide resident of Puerto Rico pursuant to Sections 933 and 937(a) of the U.S. Internal Revenue Code, and (C) a resident of Puerto Rico for purposes of the P.R. Code; and (ii) a non-business trust organized under the laws of the Commonwealth of Puerto Rico whose trustee, if an individual, has his or her principal residence in Puerto Rico or, if an entity, whose principal office and principal place of business are located within the Commonwealth of Puerto Rico, all of whose Beneficiaries have their principal residence in Puerto Rico and which is either a Qualified Trust or an Agent Trust (as defined herein under Tax Considerations beginning on page 104 of this Prospectus). Whether an individual or a trust is a bona fide Resident of Puerto Rico depends on the facts and circumstances of each individual, which may change from year to year. Universal Life suggests to each individual and each trust to seek advice from its tax counsel to assess if he or she is a Resident of Puerto Rico.

P.R. Code - The Act Number 1 of January 31, 2011, as amended, also known as the “Puerto Rico Internal Revenue Code for a New Puerto Rico”.

Sub-Accounts - Divisions of the Variable Account where Accumulation Units are maintained. Each Sub-Account will correspond to a segregated and separately managed portfolio of investments and securities of the Variable Account.

Surrender - A withdrawal of part or all of the Contract Value.

Surrender Value - Contract Value minus any applicable charges described in the Contract.

Total Withdrawal Base or “TWB” – At rider inception, the initial TWB is equal to the Contract Value. “TWB” is used to calculate the Maximum Annual Withdrawal Amount (“MAWA”) for Contracts with the Income for Life Rider.

Transamerica - Transamerica Life Insurance Company.

Universal Life - Universal Life Insurance Company.

U.S. Internal Revenue Code - The United States Internal Revenue Code of 1986, as amended.

Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading in the underlying investments of the Sub-Accounts of the Variable Account such that the current Net Asset Value of its Accumulation Units might be materially affected.

Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Withdrawal Percentage – Is used to calculate the “MAWA”. The Withdrawal Percentage is locked in at the time of the first withdrawal.

Synopsis and Highlights

Fee Tables

The following tables describe the various costs and expenses that you will pay, directly or indirectly, if you invest in a Sub-Account.

Contract owners can choose among three versions of the Contract: (1) the Universal VIA (B Share); (2) Universal VIA w/ Liquidity Rider (L Share); and (3) Universal VIA Select (C Share). The three versions differ primarily by having a different Variable Account Charge and a different Contingent Deferred Sales Charge (CDSC) schedule, as specified in the table below.

TRANSACTION EXPENSES. The following expenses apply to buying and surrendering the Contract.

Transaction Expenses
Sales Load Imposed on Purchases	None
Contingent Deferred Sales Charge (“CDSC”) (as a percentage of the premiums withdrawn) (1)	8%

(1)	The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered. For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the Contract, then the next oldest purchase payment, and so forth.

Universal VIA CDSC Schedule (B Share)
Years Since Premium Payment	1	2	3	4	5	6	7	8	9
Percentage of Premium Payment Withdrawn	8%	8%	7%	6%	5%	4%	3%	2%	1%

Universal VIA w/ Liquidity Rider CDSC Schedule (L Share)
Years Since Premium Payment	1	2	3	4
Percentage of Premium Payment Withdrawn	8%	8%	7%	6%

Universal VIA Select CDSC Schedule (C Share)
Years Since Premium Payment	ALL
Percentage of Premium Payment Withdrawn	0%

ANNUAL EXPENSES. The following expenses apply on an on-going basis while you own the Contract.

UNIVERSAL VIA (B Share) – Contracts issued prior to April 1, 2021

	Growth Portfolio	Moderate Growth Portfolio	Moderate Portfolio
Maximum Annual Contract Maintenance Charge (1)	$50	$50	$50

Annual Expenses (as a percentage of average net assets)
Variable Account Charge (3)	1.65%	1.65%	1.65%
Puerto Rico Tax Charge (7)	0.10%	0.10%	0.10%
Management Fees (8) and Portfolio Construction Manager Fees (9)	0.45%	0.45%	0.45%
Other Expenses (10)	0.10%	0.07%	0.01%
Acquired Fund Fees and Expenses (11)	0.89%	0.82%	0.73%
Enhanced Death Benefit (Optional Benefit) (12)	0.20%	0.20%	0.20%
Income for Life Conservative (13)	N/A	N/A	2.15%
Income for Life Moderate (13)	N/A	N/A	2.50%
Principal Protection 15 (14)	N/A	N/A	1.95%
Principal Protection 13 (14)	N/A	N/A	2.35%
Maximum Annual Expenses (15)	3.39%	3.29%	5.64%

	Conservative Portfolio	International Growth Portfolio	Money Market Portfolio
Maximum Annual Contract Maintenance Charge (1)	$50	$50	$50

Annual Expenses (as a percentage of average net assets)
Variable Account Charge (3)	1.65%	1.65%	1.65%
Puerto Rico Tax Charge (7)	0.10%	0.10%	0.10%
Management Fees (8) and Portfolio Construction Manager Fees (9)	0.45%	0.45%	0.35%
Other Expenses (10)	0.05%	0.35%	0.41%
Acquired Fund Fees and Expenses (11)	0.68%	0.93%	0.30%
Enhanced Death Benefit (Optional Benefit) (12)	0.20%	0.20%	0.20%
Income for Life Conservative (13)	2.15%	N/A	2.15%
Income for Life Moderate (13)	2.50%	N/A	2.50%
Principal Protection 15 (14)	1.95%	N/A	1.95%
Principal Protection 13 (14)	2.35%	N/A	2.35%
Maximum Annual Expenses (15)	5.63%	3.68%	5.51%

UNIVERSAL VIA (B Share) – Contracts issued on or after April 1, 2021

	Growth Portfolio	Moderate Growth Portfolio	Moderate Portfolio
Maximum Annual Contract Maintenance Charge (1)	$50	$50	$50

Annual Expenses (as a percentage of average net assets)
Variable Account Charge (2)	1.40%	1.40%	1.40%
Puerto Rico Tax Charge (7)	0.10%	0.10%	0.10%
Management Fees (8) and Portfolio Construction Manager Fees (9)	0.45%	0.45%	0.45%
Other Expenses (10)	0.10%	0.07%	0.01%
Acquired Fund Fees and Expenses (11)	0.89%	0.82%	0.73%
Enhanced Death Benefit (Optional Benefit) (12)	0.20%	0.20%	0.20%
Maximum Annual Expenses (16)	3.14%	3.04%	2.89%

	Conservative Portfolio	International Growth Portfolio	Money Market Portfolio
Maximum Annual Contract Maintenance Charge (1)	$50	$50	$50

Annual Expenses (as a percentage of average net assets)
Variable Account Charge (2)	1.40%	1.40%	1.40%
Puerto Rico Tax Charge (7)	0.10%	0.10%	0.10%
Management Fees (8) and Portfolio Construction Manager Fees (9)	0.45%	0.45%	0.35%
Other Expenses (10)	0.05%	0.35%	0.41%
Acquired Fund Fees and Expenses (11)	0.68%	0.93%	0.30%
Enhanced Death Benefit (Optional Benefit) (12)	0.20%	0.20%	0.20%
Maximum Annual Expenses (16)	2.88%	3.43%	2.76%

UNIVERSAL VIA w/ Liquidity Rider (L share) – Contracts issued prior to April 1, 2021

	Growth Portfolio	Moderate Growth Portfolio	Moderate Portfolio
Maximum Annual Contract Maintenance Charge (1)	$50	$50	$50

Annual Expenses (as a percentage of average net assets)
Variable Account Charge (4)	1.75%	1.75%	1.75%
Variable Account Charge (5)	1.50%	1.50%	1.50%
Puerto Rico Tax Charge (7)	0.10%	0.10%	0.10%
Management Fees (8) and Portfolio Construction Manager Fees (9)	0.45%	0.45%	0.45%
Other Expenses (10)	0.10%	0.07%	0.01%
Acquired Fund Fees and Expenses (11)	0.89%	0.82%	0.73%
Enhanced Death Benefit (Optional Benefit) (12)	0.20%	0.20%	0.20%
Income for Life Conservative (13)	N/A	N/A	2.15%
Income for Life Moderate (13)	N/A	N/A	2.50%
Principal Protection 15 (14)	N/A	N/A	1.95%
Principal Protection 13 (14)	N/A	N/A	2.35%
Maximum Annual Expenses (15)	3.49%	3.39%	5.74%

	Conservative Portfolio	International Growth Portfolio	Money Market Portfolio
Maximum Annual Contract Maintenance Charge (1)	$50	$50	$50

Annual Expenses (as a percentage of average net assets)
Variable Account Charge (4)	1.75%	1.75%	1.75%
Variable Account Charge (5)	1.50%	1.50%	1.50%
Puerto Rico Tax Charge (7)	0.10%	0.10%	0.10%
Management Fees (8) and Portfolio Construction Manager Fees (9)	0.45%	0.45%	0.35%
Other Expenses (10)	0.05%	0.35%	0.41%
Acquired Fund Fees and Expenses (11)	0.68%	0.93%	0.30%
Enhanced Death Benefit (Optional Benefit) (12)	0.20%	0.20%	0.20%
Income for Life Conservative (13)	2.15%	N/A	2.15%
Income for Life Moderate (13)	2.50%	N/A	2.50%
Principal Protection 15 (14)	1.95%	N/A	1.95%
Principal Protection 13 (14)	2.35%	N/A	2.35%
Maximum Annual Expenses (15)	5.73%	3.78%	5.61%

UNIVERSAL VIA w/ Liquidity Rider (L share) – Contracts issued on or after April 1, 2021

	Growth Portfolio	Moderate Growth Portfolio	Moderate Portfolio
Maximum Annual Contract Maintenance Charge (1)	$50	$50	$50

Annual Expenses (as a percentage of average net assets)
Variable Account Charge (4)	1.75%	1.75%	1.75%
Variable Account Charge (5)	1.50%	1.50%	1.50%
Puerto Rico Tax Charge (7)	0.10%	0.10%	0.10%
Management Fees (8) and Portfolio Construction Manager Fees (9)	0.45%	0.45%	0.45%
Other Expenses (10)	0.10%	0.07%	0.01%
Acquired Fund Fees and Expenses (11)	0.89%	0.82%	0.73%
Enhanced Death Benefit (Optional Benefit) (12)	0.20%	0.20%	0.20%
Maximum Annual Expenses (16)	3.49%	3.39%	3.24%

	Conservative Portfolio	International Growth Portfolio	Money Market Portfolio
Maximum Annual Contract Maintenance Charge (1)	$50	$50	$50

Annual Expenses (as a percentage of average net assets)
Variable Account Charge (4)	1.75%	1.75%	1.75%
Variable Account Charge (5)	1.50%	1.50%	1.50%
Puerto Rico Tax Charge (7)	0.10%	0.10%	0.10%
Management Fees (8) and Portfolio Construction Manager Fees (9)	0.45%	0.45%	0.35%
Other Expenses (10)	0.05%	0.35%	0.41%
Acquired Fund Fees and Expenses (11)	0.68%	0.93%	0.30%
Enhanced Death Benefit (Optional Benefit) (12)	0.20%	0.20%	0.20%
Maximum Annual Expenses (16)	3.23%	3.78%	3.11%

UNIVERSAL VIA SELECT (C Share) – Contracts issued prior to April 1, 2021

	Growth Portfolio	Moderate Growth Portfolio	Moderate Portfolio
Maximum Annual Contract Maintenance Charge (1)	$50	$50	$50

Annual Expenses (as a percentage of average net assets)
Variable Account Charge (6)	1.95%	1.95%	1.95%
Puerto Rico Tax Charge (7)	0.10%	0.10%	0.10%
Management Fees (8) and Portfolio Construction Manager Fees (9)	0.45%	0.45%	0.45%
Other Expenses (10)	0.10%	0.07%	0.01%
Acquired Fund Fees and Expenses (11)	0.89%	0.82%	0.73%
Enhanced Death Benefit (Optional Benefit) (12)	0.20%	0.20%	0.20%
Income for Life Conservative (13)	N/A	N/A	2.15%
Income for Life Moderate (13)	N/A	N/A	2.50%
Principal Protection 15 (14)	N/A	N/A	1.95%
Principal Protection 13 (14)	N/A	N/A	2.35%
Maximum Annual Expenses (15)	3.69%	3.59%	5.94%

	Conservative Portfolio	International Growth Portfolio	Money Market Portfolio
Maximum Annual Contract Maintenance Charge (1)	$50	$50	$50

Annual Expenses (as a percentage of average net assets)
Variable Account Charge (6)	1.95%	1.95%	1.95%
Puerto Rico Tax Charge (7)	0.10%	0.10%	0.10%
Management Fees (8) and Portfolio Construction Manager Fees (9)	0.45%	0.45%	0.35%
Other Expenses (10)	0.05%	0.35%	0.41%
Acquired Fund Fees and Expenses (11)	0.68%	0.93%	0.30%
Enhanced Death Benefit (Optional Benefit) (12)	0.20%	0.20%	0.20%
Income for Life Conservative (13)	2.15%	N/A	2.15%
Income for Life Moderate (13)	2.50%	N/A	2.50%
Principal Protection 15 (14)	1.95%	N/A	1.95%
Principal Protection 13 (14)	2.35%	N/A	2.35%
Maximum Annual Expenses (15)	5.93%	3.98%	5.81%

UNIVERSAL VIA SELECT (C Share) – Contracts issued on or after April 1, 2021

	Growth Portfolio	Moderate Growth Portfolio	Moderate Portfolio
Maximum Annual Contract Maintenance Charge (1)	$50	$50	$50

Annual Expenses (as a percentage of average net assets)
Variable Account Charge (6)	1.95%	1.95%	1.95%
Puerto Rico Tax Charge (7)	0.10%	0.10%	0.10%
Management Fees (8) and Portfolio Construction Manager Fees (9)	0.45%	0.45%	0.45%
Other Expenses (10)	0.10%	0.07%	0.01%
Acquired Fund Fees and Expenses (11)	0.89%	0.82%	0.73%
Enhanced Death Benefit (Optional Benefit) (12)	0.20%	0.20%	0.20%
Maximum Annual Expenses (16)	3.69%	5.59%	3.44%

	Conservative Portfolio	International Growth Portfolio	Money Market Portfolio
Maximum Annual Contract Maintenance Charge (1)	$50	$50	$50

Annual Expenses (as a percentage of average net assets)
Variable Account Charge (6)	1.95%	1.95%	1.95%
Puerto Rico Tax Charge (7)	0.10%	0.10%	0.10%
Management Fees (8) and Portfolio Construction Manager Fees (9)	0.45%	0.45%	0.35%
Other Expenses (10)	0.05%	0.35%	0.41%
Acquired Fund Fees and Expenses (11)	0.68%	0.93%	0.30%
Enhanced Death Benefit (Optional Benefit) (12)	0.20%	0.20%	0.20%
Maximum Annual Expenses (16)	3.43%	3.98%	3.31%

(1)	The Contract Maintenance Charge is deducted annually from all Contracts containing less than $100,000 on each Contract Anniversary. This charge is permanently waived for any Contract valued at $100,000 or more on any Contract Anniversary.
(2)	The B share variable account charge of 1.40% is charged on a daily basis at the annualized rate noted above for all contracts sold after November 1st, 2011.
(3)	The B share variable account charge of 1.65% is charged on a daily basis at the annualized rate noted above for contracts sold prior to November 1st, 2011.
(4)	The L share variable account charge of 1.75% is charged on a daily basis at the annualized rate noted above for all contracts sold after May 13th, 2013 and for contracts sold prior to November 1st, 2011.
(5)	The L share variable account charge of 1.50% is charged on a daily basis at the annualized rate noted above for contracts sold from November 1st, 2011 to July 31st, 2013.

(6)	The C share variable account charge of 1.95% is charged on a daily basis at the annualized rate noted above for all contracts.

(7)	Puerto Rico Tax Charge which will be deducted on an annual basis from each Sub-Account and will equal 0.10% of the net asset value of each Sub-Account as of December 31 of each calendar year.
(8)	Universal Financial Services receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate, expressed as a specified percentage of the portfolio’s average daily net assets.
(9)	The Portfolio Construction Manager receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the portfolio’s average daily net assets. The Portfolio Construction Manager Fees do not apply to the Money Market Portfolio.
(10)	“Other Expenses” is based on estimated amounts for the current fiscal year.
(11)	Each Sub-Account also bears, indirectly, its pro rata share of the expenses of the underlying funds in which it invests as reflected under “Acquired Fund Fees and Expenses.”

(12)	Enhanced Death Benefit Option – Available at issue for an additional charge, a new stepped-up death benefit will be determined on each Contract Anniversary before the Owner’s 86th birthday. The benefit will be payable when the Owner dies before the Annuitization Date. This optional benefit must be elected at the time of application and once elected, optional benefits may not be removed from the Contract. The Enhanced Death Benefit charge is assessed daily as a percentage of the average daily variable account value.
(13)	This rider is no longer available as of April 1, 2021. For the Income for Life rider, the annual charge is a percentage of the Total Withdrawal Base on rider anniversary. This rider cannot be elected with any other living benefit rider. The current charges are 1.15% for the Conservative option and 1.50% for the Moderate option; the Company reserves the right to increase the charge by 1.00%, to 2.15% and 2.50% respectively, as shown in the table.
(14)	This rider is no longer available as of April 1, 2021. For the Principal Protection rider, the annual charge is a percentage of the Guaranteed Future Value on rider anniversary. This cannot be elected with any other living benefit rider. The current charges are 0.95% for the Principal Protection 15 option and 1.35% for the Principal Protection 13 option; the Company reserves the right to increase the charge by 1.00%, to 1.95% and 2.35% respectively, as shown in the table.
(15)	The Maximum Annual Expenses represent the most expensive version of the Contract available prior to April 1, 2021.
(16)	The Maximum Annual Expenses represent the most expensive version of the Contract available on or after April 1, 2021.

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and the fees and expenses of the underlying funds and are based on a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for an optional Death Benefit (Enhanced Death Benefit), and the maximum charge for a living benefit rider (Income for Life Moderate – no longer available for purchase). If these optional benefits were not elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the underlying funds. This Example assumes no subsequent premiums or withdrawals.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

UNIVERSAL VIA (B Share at 1.40%)

GROWTH PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,167	$1,819	$2,395	$3,948
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$367	$1,119	$1,895	$3,948

MODERATE GROWTH PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,157	$1,789	$2,346	$3,855
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$357	$1,089	$1,846	$3,855

MODERATE PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,142	$1,745	$2,273	$3,714
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$342	$1,045	$1,773	$3,714

MODERATE PORTFOLIO with Optional Rider	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,405	$2,572	$3,724	$7,016
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$605	$1,872	$3,224	$7,016

CONSERVATIVE PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,141	$1,742	$2,268	$3,704
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$341	$1,042	$1,768	$3,704

CONSERVATIVE PORTFOLIO with Optional Rider	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,404	$2,569	$3,719	$7,006
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$604	$1,869	$3,219	$7,006

INTERNATIONAL GROWTH PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,196	$1,903	$2,534	$4,212
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$396	$1,203	$2,034	$4,212

MONEY MARKET PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,129	$1,706	$2,209	$3,590
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$329	$1,006	$1,709	$3,590

MONEY MARKET PORTFOLIO With Optional Rider	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,392	$2,534	$3,660	$6,891
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$592	$1,834	$3,160	$6,891

UNIVERSAL VIA (B Share at 1.65%)

GROWTH PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,192	$1,892	$2,515	$4,176
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$392	$1,192	$2,015	$4,176

MODERATE GROWTH PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,182	$1,863	$2,467	$4,085
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$382	$1,163	$1,967	$4,085

MODERATE PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,167	$1,819	$2,395	$3,948
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$367	$1,119	$1,895	$3,948

MODERATE PORTFOLIO with Optional Rider	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,429	$2,646	$3,845	$7,250
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$629	$1,946	$3,345	$7,250

CONSERVATIVE PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,166	$1,816	$2,390	$3,939
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$366	$1,116	$1,890	$3,939

CONSERVATIVE PORTFOLIO with Optional Rider	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,392	$2,527	$3,637	$6,778
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$592	$1,827	$3,137	$6,778

INTERNATIONAL GROWTH PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,220	$1,976	$2,652	$4,432
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$420	$1,276	$2,152	$4,432

MONEY MARKET PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,154	$1,780	$2,332	$3,827
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$354	$1,080	$1,832	$3,827

MONEY MARKET PORTFOLIO With Optional Rider	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,380	$2,492	$3,579	$6,667
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$580	$1,792	$3,079	$6,667

UNIVERSAL VIA w/ Liquidity Rider (L share)

GROWTH PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,202	$1,921	$2,062	$4,265
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$402	$1,221	$2,062	$4,265

MODERATE GROWTH PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,192	$1,892	$2,015	$4,176
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$392	$1,192	$2,015	$4,176

MODERATE PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,177	$1,848	$1,943	$4,040
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$377	$1,148	$1,943	$4,040

MODERATE PORTFOLIO with Optional Rider	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,439	$2,675	$3,393	$7,342
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$639	$1,975	$3,393	$7,342

CONSERVATIVE PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,176	$1,845	$1,938	$4,031
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$376	$1,145	$1,938	$4,031

CONSERVATIVE PORTFOLIO with Optional Rider	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,438	$2,673	$3,388	$7,332
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$638	$1,973	$3,388	$7,332

INTERNATIONAL GROWTH PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,230	$2,005	$2,198	$4,519
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$430	$1,305	$2,198	$4,519

MONEY MARKET PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,164	$1,810	$1,880	$3,920
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$364	$1,110	$1,880	$3,920

MONEY MARKET PORTFOLIO With Optional Rider	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$1,426	$2,637	$3,331	$7,222
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$626	$1,937	$3,331	$7,222

UNIVERSAL VIA SELECT (C Share)

GROWTH PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$421	$1,279	$2,156	$4,441
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$421	$1,279	$2,156	$4,441

MODERATE GROWTH PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$412	$1,250	$2,109	$4,354
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$412	$1,250	$2,109	$4,354

MODERATE PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$397	$1,206	$2,038	$4,221
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$397	$1,206	$2,038	$4,221

MODERATE PORTFOLIO with Optional Rider	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$659	$2,034	$3,489	$7,522
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$659	$2,034	$3,489	$7,522

CONSERVATIVE PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$396	$1,203	$2,034	$4,212
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$396	$1,203	$2,034	$4,212

CONSERVATIVE PORTFOLIO with Optional Rider	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$658	$2,031	$3,484	$7,513
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$658	$2,031	$3,484	$7,513

INTERNATIONAL GROWTH PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$450	$1,362	$2,291	$4,689
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$450	$1,362	$2,291	$4,689

MONEY MARKET PORTFOLIO	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$384	$1,168	$1,976	$4,104
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$384	$1,168	$1,976	$4,104

MONEY MARKET PORTFOLIO With Optional Rider	1 YEAR	3 YEARS	5 YEARS	10 YEARS
If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$646	$1,996	$3,427	$7,405
If you do not surrender your Contract: You would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:	$646	$1,996	$3,427	$7,405

Condensed Financial Information

Universal Life Insurance Company

Condensed Financial information for Separate Account

*In the following tables, the values for the Years Ended Dec 31st, 2019 and 2020 have been audited; the values for all other years are unaudited.

	Universal VIA Conservative Allocation, B Share, M&E 1.40%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.72	0.82	0.67	0.54	0.16	0.15	0.07	0.04	(0.03)	0.18
Net realized and unrealized gains (losses) on securities	(0.28)	0.55	(1.44)	0.47	0.29	(0.37)	0.26	0.75	0.73	(0.21)
Net increase (decrease) in accumulation unit value	0.44	1.37	(0.77)	1.01	0.45	(0.22)	0.33	0.79	0.70	(0.03)
Accumulation unit value at beginning of year	14.11	12.74	13.51	12.50	12.05	12.27	11.94	11.15	10.45	10.48
Accumulation unit value at end of year	14.55	14.11	12.74	13.51	12.50	12.05	12.27	11.94	11.15	10.45
Total return	3.12	10.75	(5.70)	8.08	3.73	(1.79)	2.76	7.09	6.70	(0.29)
Net assets, end of year (000’s)	51,068	51,533	51,492	58,015	55,872	49,617	38,541	17,979	6,096	1,044
Expenses to average net assets(b)	2.07	2.07	2.07	2.09	2.11	2.13	2.15	2.13	2.16	2.40
Net investment loss to average net assets	2.65	2.41	2.52	2.03	3.99	2.88	4.84	3.50	3.28	2.08
Portfolio turnover rate	6.51	3.68	3.80	4.66	16.04	18.20	18.47	20.19	11.96	12.80
Number of accumulation units outstanding at end of period (000’s)	3,509	3,652	4,041	4,294	4,467	4,117	3,139	1,505	547	100

	Universal VIA Conservative Allocation, B Share, M&E 1.40%, Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.72	0.82	0.67	0.54	0.16	0.15	0.07	0.04	(0.03)	-
Net realized and unrealized gains (losses) on securities	(0.32)	0.49	(1.45)	0.42	0.26	(0.40)	0.23	0.72	0.28	-
Net increase (decrease) in accumulation unit value	0.40	1.31	(0.78)	0.96	0.42	(0.25)	0.30	0.76	0.25	-
Accumulation unit value at beginning of year	13.70	12.39	13.17	12.21	11.79	12.04	11.74	10.98	10.73	-
Accumulation unit value at end of year	14.10	13.70	12.39	13.17	12.21	11.79	12.04	11.74	10.98	-
Total return	2.92	10.57	(5.92)	7.86	3.56	(2.08)	2.56	6.92	2.33	-
Net assets, end of year (000’s)	3,574	4,664	4,302	3,945	3,867	3,303	3,367	3,288	1,015	-
Expenses to average net assets(b)	2.07	2.07	2.07	2.09	2.11	2.13	2.15	2.13	2.16	-
Net investment loss to average net assets	2.65	2.41	2.52	2.03	3.99	2.88	4.84	3.50	3.28	-
Portfolio turnover rate	6.51	3.68	3.80	4.66	16.04	18.20	18.47	20.19	11.96	-
Number of accumulation units outstanding at end of period (000’s)	253	340	347	299	317	280	280	280	92	-

	Universal VIA Conservative Allocation, B Share, M&E 1.65%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.72	0.82	0.67	0.54	0.16	0.15	0.07	0.04	(0.03)	0.18
Net realized and unrealized gains (losses) on securities	(0.32)	0.51	(1.47)	0.43	0.27	(0.41)	0.23	0.74	0.71	(0.19)
Net increase (decrease) in accumulation unit value	0.40	1.33	(0.80)	0.97	0.43	(0.26)	0.30	0.78	0.68	(0.01)
Accumulation unit value at beginning of year	14.02	12.69	13.49	12.52	12.09	12.35	12.05	11.27	10.59	10.60
Accumulation unit value at end of year	14.42	14.02	12.69	13.49	12.52	12.09	12.35	12.05	11.27	10.59
Total return	2.85	10.48	(5.93)	7.75	3.56	(2.11)	2.49	6.92	6.42	(0.09)
Net assets, end of year (000’s)	6,474	8,053	9,669	12,667	14,389	15,292	17,102	18,897	20,786	17,689
Expenses to average net assets(b)	2.07	2.07	2.07	2.09	2.11	2.13	2.15	2.13	2.16	2.40
Net investment loss to average net assets	2.65	2.41	2.52	2.03	3.99	2.88	4.84	3.50	3.28	2.08
Portfolio turnover rate	6.51	3.68	3.80	4.66	16.04	18.20	18.47	20.19	11.96	12.80
Number of accumulation units outstanding at end of period (000’s)	449	574	762	939	1,149	1,264	1,384	1,568	1,843	1,669

	Universal VIA Conservative Allocation, B Share, M&E 1.65%, Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.72	0.82	0.67	0.54	0.16	0.15	0.07	0.04	(0.03)	0.18
Net realized and unrealized gains (losses) on securities	(0.36)	0.40	(1.45)	0.36	0.22	(0.42)	0.20	0.67	0.66	(0.21)
Net increase (decrease) in accumulation unit value	0.36	1.22	(0.78)	0.90	0.38	(0.27)	0.27	0.71	0.63	(0.03)
Accumulation unit value at beginning of year	13.20	11.98	12.76	11.86	11.48	11.75	11.48	10.77	10.14	10.17
Accumulation unit value at end of year	13.56	13.20	11.98	12.76	11.86	11.48	11.75	11.48	10.77	10.14
Total return	2.73	10.18	(6.11)	7.59	3.31	(2.30)	2.35	6.59	6.21	(0.29)
Net assets, end of year (000’s)	846	1,189	2,048	3,515	3,607	4,074	3,718	4,705	4,645	3,536
Expenses to average net assets(b)	2.07	2.07	2.07	2.09	2.11	2.13	2.15	2.13	2.16	2.40
Net investment loss to average net assets	2.65	2.41	2.52	2.03	3.99	2.88	4.84	3.50	3.28	2.08
Portfolio turnover rate	6.51	3.68	3.80	4.66	16.04	18.20	18.47	20.19	11.96	12.80
Number of accumulation units outstanding at end of period (000’s)	62	90	171	275	304	355	316	410	431	349

	Universal VIA Conservative Allocation, C Share, M&E 1.95%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.72	0.82	0.67	0.54	0.16	0.15	0.07	0.04	(0.03)	0.18
Net realized and unrealized gains (losses) on securities	(0.38)	0.38	(1.45)	0.33	0.20	(0.43)	0.19	0.65	0.65	(0.14)
Net increase (decrease) in accumulation unit value	0.34	1.20	(0.78)	0.87	0.36	(0.28)	0.26	0.69	0.62	0.04
Accumulation unit value at beginning of year	13.01	11.81	12.59	11.72	11.36	11.64	11.38	10.69	10.07	10.03
Accumulation unit value at end of year	13.35	13.01	11.81	12.59	11.72	11.36	11.64	11.38	10.69	10.07
Total return	2.61	10.16	(6.20)	7.42	3.17	(2.41)	2.28	6.45	6.16	0.40
Net assets, end of year (000’s)	2,589	6,587	6,884	9,612	19,525	14,471	8,306	8,564	3,275	40
Expenses to average net assets(b)	2.07	2.07	2.07	2.09	2.11	2.13	2.15	2.13	2.16	2.40
Net investment loss to average net assets	2.65	2.41	2.52	2.03	3.99	2.88	4.84	3.50	3.28	2.08
Portfolio turnover rate	6.51	3.68	3.80	4.66	16.04	18.20	18.47	20.19	11.96	12.80
Number of accumulation units outstanding at end of period (000’s)	194	506	583	763	1,665	1,274	714	752	306	4

	Universal VIA Conservative Allocation, C Share, M&E 1.95%, Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.72	0.82	0.67	0.54	0.16	0.15	0.07	0.04	(0.03)	0.18
Net realized and unrealized gains (losses) on securities	(0.42)	0.32	(1.46)	0.29	0.17	(0.44)	0.15	0.63	0.61	(0.16)
Net increase (decrease) in accumulation unit value	0.30	1.14	(0.79)	0.83	0.33	(0.29)	0.22	0.67	0.58	0.02
Accumulation unit value at beginning of year	12.63	11.49	12.28	11.45	11.12	11.41	11.19	10.52	9.94	9.92
Accumulation unit value at end of year	12.93	12.63	11.49	12.28	11.45	11.12	11.41	11.19	10.52	9.94
Total return	2.38	9.92	(6.43)	7.25	2.97	(2.54)	1.97	6.37	5.84	0.20
Net assets, end of year (000’s)	1,137	1,125	682	655	677	907	815	750	632	209
Expenses to average net assets(b)	2.07	2.07	2.07	2.09	2.11	2.13	2.15	2.13	2.16	2.40
Net investment loss to average net assets	2.65	2.41	2.52	2.03	3.99	2.88	4.84	3.50	3.28	2.08
Portfolio turnover rate	6.51	3.68	3.80	4.66	16.04	18.20	18.47	20.19	11.96	12.80
Number of accumulation units outstanding at end of period (000’s)	88	89	59	53	59	82	71	67	60	21

	Universal VIA Conservative Allocation, L Share, M&E 1.50%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.72	0.82	0.67	0.54	0.16	0.15	0.07	0.04	(0.03)	0.18
Net realized and unrealized gains (losses) on securities	(0.30)	0.52	(1.45)	0.44	0.28	(0.38)	0.24	0.74	0.71	(0.19)
Net increase (decrease) in accumulation unit value	0.42	1.34	(0.78)	0.98	0.44	(0.23)	0.31	0.78	0.68	(0.01)
Accumulation unit value at beginning of year	13.90	12.56	13.34	12.36	11.92	12.15	11.84	11.06	10.38	10.39
Accumulation unit value at end of year	14.32	13.90	12.56	13.34	12.36	11.92	12.15	11.84	11.06	10.38
Total return	3.02	10.67	(5.85)	7.93	3.69	(1.89)	2.62	7.05	6.55	(0.10)
Net assets, end of year (000’s)	5,184	6,753	7,507	9,708	10,448	10,835	11,506	11,877	8,341	599
Expenses to average net assets(b)	2.07	2.07	2.07	2.09	2.11	2.13	2.15	2.13	2.16	2.40
Net investment loss to average net assets	2.65	2.41	2.52	2.03	3.99	2.88	4.84	3.50	3.28	2.08
Portfolio turnover rate	6.51	3.68	3.80	4.66	16.04	18.20	18.47	20.19	11.96	12.80
Number of accumulation units outstanding at end of period (000’s)	362	486	597	728	845	909	946	1,003	754	58

	Universal VIA Conservative Allocation, L Share, M&E 1.50%, Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.72	0.82	0.67	0.54	0.16	0.15	0.07	0.04	(0.03)	0.18
Net realized and unrealized gains (losses) on securities	(0.34)	0.45	(1.44)	0.39	0.24	(0.40)	0.22	0.70	0.68	(0.08)
Net increase (decrease) in accumulation unit value	0.38	1.27	(0.77)	0.93	0.40	(0.25)	0.29	0.74	0.65	0.10
Accumulation unit value at beginning of year	13.50	12.23	13.00	12.07	11.67	11.92	11.63	10.89	10.24	10.14
Accumulation unit value at end of year	13.88	13.50	12.23	13.00	12.07	11.67	11.92	11.63	10.89	10.24
Total return	2.81	10.38	(5.92)	7.71	3.43	(2.10)	2.49	6.80	6.35	0.99
Net assets, end of year (000’s)	952	1,121	1,101	1,307	1,662	3,621	4,450	4,385	3,168	278
Expenses to average net assets(b)	2.07	2.07	2.07	2.09	2.11	2.13	2.15	2.13	2.16	2.40
Net investment loss to average net assets	2.65	2.41	2.52	2.03	3.99	2.88	4.84	3.50	3.28	2.08
Portfolio turnover rate	6.51	3.68	3.80	4.66	16.04	18.20	18.47	20.19	11.96	12.80
Number of accumulation units outstanding at end of period (000’s)	69	83	90	100	138	310	373	377	291	27

	Universal VIA Conservative Allocation, L Share, M&E 1.75%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.72	0.82	0.67	0.54	0.16	0.15	0.07	0.04	(0.03)	0.18
Net realized and unrealized gains (losses) on securities	(0.35)	0.44	(1.45)	0.38	0.24	(0.41)	0.21	0.69	0.67	(0.19)
Net increase (decrease) in accumulation unit value	0.37	1.26	(0.78)	0.92	0.40	(0.26)	0.28	0.73	0.64	(0.01)
Accumulation unit value at beginning of year	13.40	12.14	12.92	12.00	11.60	11.86	11.58	10.85	10.21	10.22
Accumulation unit value at end of year	13.77	13.40	12.14	12.92	12.00	11.60	11.86	11.58	10.85	10.21
Total return	2.76	10.38	(6.04)	7.67	3.45	(2.19)	2.42	6.73	6.27	(0.10)
Net assets, end of year (000’s)	14,516	15,064	17,530	26,721	30,780	27,915	30,018	20,543	17,647	16,976
Expenses to average net assets(b)	2.07	2.07	2.07	2.09	2.11	2.13	2.15	2.13	2.16	2.40
Net investment loss to average net assets	2.65	2.41	2.52	2.03	3.99	2.88	4.84	3.50	3.28	2.08
Portfolio turnover rate	6.51	3.68	3.80	4.66	16.04	18.20	18.47	20.19	11.96	12.80
Number of accumulation units outstanding at end of period (000’s)	1,054	1,124	1,443	2,068	2,564	2,405	2,529	1,773	1,625	1,663

	Universal VIA Conservative Allocation, L Share, M&E 1.75%, Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.72	0.82	0.67	0.54	0.16	0.15	0.07	0.04	(0.03)	0.18
Net realized and unrealized gains (losses) on securities	(0.38)	0.38	(1.45)	0.33	0.20	(0.43)	0.19	0.65	0.65	(0.22)
Net increase (decrease) in accumulation unit value	0.34	1.20	(0.78)	0.87	0.36	(0.28)	0.26	0.69	0.62	(0.04)
Accumulation unit value at beginning of year	13.01	11.81	12.59	11.72	11.36	11.64	11.38	10.69	10.07	10.11
Accumulation unit value at end of year	13.35	13.01	11.81	12.59	11.72	11.36	11.64	11.38	10.69	10.07
Total return	2.61	10.16	(6.20)	7.42	3.17	(2.41)	2.28	6.45	6.16	(0.40)
Net assets, end of year (000’s)	2,797	2,074	2,438	3,258	3,366	3,367	5,088	4,641	3,756	4,255
Expenses to average net assets(b)	2.07	2.07	2.07	2.09	2.11	2.13	2.15	2.13	2.16	2.40
Net investment loss to average net assets	2.65	2.41	2.52	2.03	3.99	2.88	4.84	3.50	3.28	2.08
Portfolio turnover rate	6.51	3.68	3.80	4.66	16.04	18.20	18.47	20.19	11.96	12.80
Number of accumulation units outstanding at end of period (000’s)	210	159	206	259	287	296	437	407	351	422

	Universal VIA Moderate Allocation, B Share, M&E 1.40%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.56	0.55	0.47	0.27	0.21	0.12	(0.02)	(0.00)	0.03	0.05
Net realized and unrealized gains (losses) on securities	0.37	1.20	(1.54)	1.16	0.41	(0.36)	0.41	1.29	0.76	(0.04)
Net increase (decrease) in accumulation unit value	0.93	1.75	(1.07)	1.43	0.62	(0.24)	0.39	1.29	0.79	0.01
Accumulation unit value at beginning of year	14.94	13.19	14.26	12.83	12.21	12.45	12.06	10.77	9.98	9.97
Accumulation unit value at end of year	15.87	14.94	13.19	14.26	12.83	12.21	12.45	12.06	10.77	9.98
Total return	6.22	13.27	(7.50)	11.15	5.08	(1.93)	3.23	11.98	7.92	0.10
Net assets, end of year (000’s)	181,575	186,091	168,570	182,877	154,732	130,628	96,744	36,078	13,633	2,201
Expenses to average net assets(b)	2.01	2.02	2.03	2.04	2.04	2.08	2.10	2.14	2.24	2.32
Net investment loss to average net assets	2.82	3.34	3.76	3.58	5.49	3.92	6.94	4.23	3.47	2.48
Portfolio turnover rate	2.68	4.32	4.77	6.68	9.93	9.14	9.71	13.21	13.78	7.79
Number of accumulation units outstanding at end of period (000’s)	11,438	12,448	12,773	12,816	12,052	10,690	7,770	2,991	1,265	220

	Universal VIA Moderate Allocation, B Share, M&E 1.40%, Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.56	0.55	0.47	0.27	0.21	0.12	(0.02)	(0.00)	0.03	0.05
Net realized and unrealized gains (losses) on securities	0.31	1.12	(1.54)	1.10	0.37	(0.37)	0.38	1.24	0.73	(0.14)
Net increase (decrease) in accumulation unit value	0.87	1.67	(1.07)	1.37	0.58	(0.25)	0.36	1.24	0.76	(0.09)
Accumulation unit value at beginning of year	14.51	12.84	13.91	12.54	11.96	12.21	11.85	10.61	9.85	9.94
Accumulation unit value at end of year	15.38	14.51	12.84	13.91	12.54	11.96	12.21	11.85	10.61	9.85
Total return	6.00	13.01	(7.69)	10.93	4.85	(2.05)	3.04	11.69	7.72	(0.91)
Net assets, end of year (000’s)	22,480	23,070	20,444	24,120	21,475	24,385	23,837	17,832	11,560	482
Expenses to average net assets(b)	2.01	2.02	2.03	2.04	2.04	2.08	2.10	2.14	2.24	2.32
Net investment loss to average net assets	2.82	3.34	3.76	3.58	5.49	3.92	6.94	4.23	3.47	2.48
Portfolio turnover rate	2.68	4.32	4.77	6.68	9.93	9.14	9.71	13.21	13.78	7.79
Number of accumulation units outstanding at end of period (000’s)	1,461	1,589	1,592	1,734	1,712	2,039	1,952	1,504	1,089	49

	Universal VIA Moderate Allocation, B Share, M&E 1.65%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.56	0.55	0.47	0.27	0.21	0.12	(0.02)	(0.00)	0.03	0.05
Net realized and unrealized gains (losses) on securities	0.32	1.16	(1.58)	1.13	0.38	(0.38)	0.38	1.27	0.74	(0.21)
Net increase (decrease) in accumulation unit value	0.88	1.71	(1.11)	1.40	0.59	(0.26)	0.36	1.27	0.77	(0.16)
Accumulation unit value at beginning of year	14.85	13.14	14.25	12.85	12.26	12.52	12.16	10.89	10.12	10.28
Accumulation unit value at end of year	15.73	14.85	13.14	14.25	12.85	12.26	12.52	12.16	10.89	10.12
Total return	5.93	13.01	(7.79)	10.89	4.81	(2.08)	2.96	11.66	7.61	(1.56)
Net assets, end of year (000’s)	20,391	21,141	22,158	32,604	30,121	31,103	33,569	35,330	32,450	34,302
Expenses to average net assets(b)	2.01	2.02	2.03	2.04	2.04	2.08	2.10	2.14	2.24	2.32
Net investment loss to average net assets	2.82	3.34	3.76	3.58	5.49	3.92	6.94	4.23	3.47	2.48
Portfolio turnover rate	2.68	4.32	4.77	6.68	9.93	9.14	9.71	13.21	13.78	7.79
Number of accumulation units outstanding at end of period (000’s)	1,296	1,423	1,685	2,288	2,343	2,536	2,679	2,904	2,977	3,387

	Universal VIA Moderate Allocation, B Share, M&E 1.65%, Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.56	0.55	0.47	0.27	0.21	0.12	(0.02)	(0.00)	0.03	0.05
Net realized and unrealized gains (losses) on securities	0.26	1.09	(1.57)	1.07	0.34	(0.40)	0.35	1.23	0.72	(0.23)
Net increase (decrease) in accumulation unit value	0.82	1.64	(1.10)	1.34	0.55	(0.28)	0.33	1.23	0.75	(0.18)
Accumulation unit value at beginning of year	14.48	12.84	13.94	12.60	12.05	12.33	12.00	10.77	10.02	10.20
Accumulation unit value at end of year	15.30	14.48	12.84	13.94	12.60	12.05	12.33	12.00	10.77	10.02
Total return	5.66	12.77	(7.89)	10.63	4.56	(2.27)	2.75	11.42	7.49	(1.76)
Net assets, end of year (000’s)	4,807	8,817	9,496	12,534	12,112	11,703	13,108	9,998	9,410	9,075
Expenses to average net assets(b)	2.01	2.02	2.03	2.04	2.04	2.08	2.10	2.14	2.24	2.32
Net investment loss to average net assets	2.82	3.34	3.76	3.58	5.49	3.92	6.94	4.23	3.47	2.48
Portfolio turnover rate	2.68	4.32	4.77	6.68	9.93	9.14	9.71	13.21	13.78	7.79
Number of accumulation units outstanding at end of period (000’s)	314	609	740	899	961	971	1,063	833	874	905

	Universal VIA Moderate Allocation, C Share, M&E 1.95%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.56	0.55	0.47	0.27	0.21	0.12	(0.02)	(0.00)	0.03	0.05
Net realized and unrealized gains (losses) on securities	0.22	1.00	(1.54)	1.00	0.30	(0.40)	0.33	1.17	0.67	0.02
Net increase (decrease) in accumulation unit value	0.78	1.55	(1.07)	1.27	0.51	(0.28)	0.31	1.17	0.70	0.07
Accumulation unit value at beginning of year	13.78	12.23	13.30	12.03	11.52	11.80	11.49	10.32	9.62	9.55
Accumulation unit value at end of year	14.56	13.78	12.23	13.30	12.03	11.52	11.80	11.49	10.32	9.62
Total return	5.66	12.67	(8.05)	10.56	4.43	(2.37)	2.70	11.34	7.28	0.73
Net assets, end of year (000’s)	4,917	4,967	5,405	7,853	7,483	13,136	10,575	5,632	2,028	185
Expenses to average net assets(b)	2.01	2.02	2.03	2.04	2.04	2.08	2.10	2.14	2.24	2.32
Net investment loss to average net assets	2.82	3.34	3.76	3.58	5.49	3.92	6.94	4.23	3.47	2.48
Portfolio turnover rate	2.68	4.32	4.77	6.68	9.93	9.14	9.71	13.21	13.78	7.79
Number of accumulation units outstanding at end of period (000’s)	338	360	442	590	622	1,140	896	490	196	19

	Universal VIA Moderate Allocation, C Share, M&E 1.95%, Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.56	0.55	0.47	0.27	0.21	0.12	(0.02)	(0.00)	0.03	0.05
Net realized and unrealized gains (losses) on securities	0.17	0.93	(1.54)	0.95	0.27	(0.42)	0.30	1.12	0.65	(0.04)
Net increase (decrease) in accumulation unit value	0.73	1.48	(1.07)	1.22	0.48	(0.30)	0.28	1.12	0.68	0.01
Accumulation unit value at beginning of year	13.38	11.90	12.97	11.75	11.27	11.57	11.29	10.17	9.49	9.48
Accumulation unit value at end of year	14.11	13.38	11.90	12.97	11.75	11.27	11.57	11.29	10.17	9.49
Total return	5.46	12.44	(8.25)	10.38	4.26	(2.59)	2.48	11.01	7.17	0.11
Net assets, end of year (000’s)	814	760	667	820	748	805	779	537	331	40
Expenses to average net assets(b)	2.01	2.02	2.03	2.04	2.04	2.08	2.10	2.14	2.24	2.32
Net investment loss to average net assets	2.82	3.34	3.76	3.58	5.49	3.92	6.94	4.23	3.47	2.48
Portfolio turnover rate	2.68	4.32	4.77	6.68	9.93	9.14	9.71	13.21	13.78	7.79
Number of accumulation units outstanding at end of period (000’s)	58	57	56	63	64	71	67	48	33	4

	Universal VIA Moderate Allocation, L Share, M&E 1.50%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.56	0.55	0.47	0.27	0.21	0.12	(0.02)	(0.00)	0.03	0.05
Net realized and unrealized gains (losses) on securities	0.33	1.17	(1.54)	1.13	0.39	(0.37)	0.40	1.26	0.74	(0.04)
Net increase (decrease) in accumulation unit value	0.89	1.72	(1.07)	1.40	0.60	(0.25)	0.38	1.26	0.77	0.01
Accumulation unit value at beginning of year	14.73	13.01	14.08	12.68	12.08	12.33	11.95	10.69	9.92	9.91
Accumulation unit value at end of year	15.62	14.73	13.01	14.08	12.68	12.08	12.33	11.95	10.69	9.92
Total return	6.04	13.22	(7.60)	11.04	4.97	(2.03)	3.18	11.79	7.76	0.10
Net assets, end of year (000’s)	18,264	20,141	20,231	27,391	27,780	29,811	30,208	27,391	11,332	2,362
Expenses to average net assets(b)	2.01	2.02	2.03	2.04	2.04	2.08	2.10	2.14	2.24	2.32
Net investment loss to average net assets	2.82	3.34	3.76	3.58	5.49	3.92	6.94	4.23	3.47	2.48
Portfolio turnover rate	2.68	4.32	4.77	6.68	9.93	9.14	9.71	13.21	13.78	7.79
Number of accumulation units outstanding at end of period (000’s)	1,169	1,367	1,554	1,944	2,189	2,466	2,450	2,291	1,060	238

	Universal VIA Moderate Allocation, L Share, M&E 1.50%, Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.56	0.55	0.47	0.27	0.21	0.12	(0.02)	(0.00)	0.03	0.05
Net realized and unrealized gains (losses) on securities	0.28	1.09	(1.54)	1.07	0.35	(0.38)	0.36	1.22	0.71	0.02
Net increase (decrease) in accumulation unit value	0.84	1.64	(1.07)	1.34	0.56	(0.26)	0.34	1.22	0.74	0.07
Accumulation unit value at beginning of year	14.30	12.66	13.73	12.39	11.83	12.09	11.75	10.53	9.79	9.72
Accumulation unit value at end of year	15.14	14.30	12.66	13.73	12.39	11.83	12.09	11.75	10.53	9.79
Total return	5.87	12.95	(7.79)	10.82	4.73	(2.15)	2.89	11.59	7.56	0.72
Net assets, end of year (000’s)	3,173	3,321	3,248	5,033	5,243	6,953	6,862	6,563	4,622	507
Expenses to average net assets(b)	2.01	2.02	2.03	2.04	2.04	2.08	2.10	2.14	2.24	2.32
Net investment loss to average net assets	2.82	3.34	3.76	3.58	5.49	3.92	6.94	4.23	3.47	2.48
Portfolio turnover rate	2.68	4.32	4.77	6.68	9.93	9.14	9.71	13.21	13.78	7.79
Number of accumulation units outstanding at end of period (000’s)	209	232	256	366	423	588	567	558	439	52

	Universal VIA Moderate Allocation, L Share, M&E 1.75%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.56	0.55	0.47	0.27	0.21	0.12	(0.02)	(0.00)	0.03	0.05
Net realized and unrealized gains (losses) on securities	0.26	1.08	(1.54)	1.05	0.34	(0.38)	0.36	1.21	0.70	(0.22)
Net increase (decrease) in accumulation unit value	0.82	1.63	(1.07)	1.32	0.55	(0.26)	0.34	1.21	0.73	(0.17)
Accumulation unit value at beginning of year	14.20	12.57	13.64	12.32	11.77	12.03	11.69	10.48	9.75	9.92
Accumulation unit value at end of year	15.02	14.20	12.57	13.64	12.32	11.77	12.03	11.69	10.48	9.75
Total return	5.77	12.97	(7.84)	10.71	4.67	(2.16)	2.91	11.55	7.49	(1.71)
Net assets, end of year (000’s)	49,916	57,706	64,305	83,171	76,948	76,026	64,351	35,109	20,135	18,316
Expenses to average net assets(b)	2.01	2.02	2.03	2.04	2.04	2.08	2.10	2.14	2.24	2.32
Net investment loss to average net assets	2.82	3.34	3.76	3.58	5.49	3.92	6.94	4.23	3.47	2.48
Portfolio turnover rate	2.68	4.32	4.77	6.68	9.93	9.14	9.71	13.21	13.78	7.79
Number of accumulation units outstanding at end of period (000’s)	3,322	4,064	5,112	6,094	6,244	6,459	5,347	3,001	1,919	1,877

	Universal VIA Moderate Allocation, L Share, M&E 1.75%, Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.56	0.55	0.47	0.27	0.21	0.12	(0.02)	(0.00)	0.03	0.05
Net realized and unrealized gains (losses) on securities	0.22	1.00	(1.54)	1.00	0.30	(0.40)	0.33	1.17	0.67	(0.23)
Net increase (decrease) in accumulation unit value	0.78	1.55	(1.07)	1.27	0.51	(0.28)	0.31	1.17	0.70	(0.18)
Accumulation unit value at beginning of year	13.78	12.23	13.30	12.03	11.52	11.80	11.49	10.32	9.62	9.80
Accumulation unit value at end of year	14.56	13.78	12.23	13.30	12.03	11.52	11.80	11.49	10.32	9.62
Total return	5.66	12.67	(8.05)	10.56	4.43	(2.37)	2.70	11.34	7.28	(1.84)
Net assets, end of year (000’s)	8,096	9,709	9,566	13,425	12,973	14,868	14,684	10,910	8,868	8,233
Expenses to average net assets(b)	2.01	2.02	2.03	2.04	2.04	2.08	2.10	2.14	2.24	2.32
Net investment loss to average net assets	2.82	3.34	3.76	3.58	5.49	3.92	6.94	4.23	3.47	2.48
Portfolio turnover rate	2.68	4.32	4.77	6.68	9.93	9.14	9.71	13.21	13.78	7.79
Number of accumulation units outstanding at end of period (000’s)	556	704	782	1,009	1,078	1,290	1,244	949	859	855

	Universal VIA Growth Allocation, B Share, M&E 1.40%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.01	0.31	0.19	0.12	0.17	0.02	0.02	0.07	0.04	(0.02)
Net realized and unrealized gains (losses) on securities	2.76	2.33	(2.19)	2.27	0.70	(0.25)	0.32	2.32	0.82	0.21
Net increase (decrease) in accumulation unit value	2.77	2.64	(2.00)	2.39	0.87	(0.23)	0.34	2.39	0.86	0.19
Accumulation unit value at beginning of year	15.42	12.78	14.78	12.39	11.52	11.75	11.41	9.02	8.16	7.97
Accumulation unit value at end of year	18.19	15.42	12.78	14.78	12.39	11.52	11.75	11.41	9.02	8.16
Total return	17.96	20.66	(13.53)	19.29	7.55	(1.96)	2.98	26.50	10.54	2.38
Net assets, end of year (000’s)	13,639	11,559	9,226	9,607	7,093	5,869	4,002	1,513	429	89
Expenses to average net assets(b)	2.28	2.26	2.23	2.21	2.27	2.38	2.39	2.47	2.59	2.64
Net investment loss to average net assets	3.26	5.53	6.84	6.19	8.97	5.50	7.96	4.80	2.57	2.38
Portfolio turnover rate	7.66	6.23	9.19	5.65	11.92	13.05	17.45	19.70	13.63	12.98
Number of accumulation units outstanding at end of period (000’s)	749	749	721	650	572	509	341	133	48	11

	Universal VIA Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.01	0.31	0.19	0.12	0.17	0.02	0.02	0.07	0.04	(0.02)
Net realized and unrealized gains (losses) on securities	2.65	2.22	(2.16)	2.19	0.65	(0.26)	0.29	2.26	0.79	0.21
Net increase (decrease) in accumulation unit value	2.66	2.53	(1.97)	2.31	0.82	(0.24)	0.31	2.33	0.83	0.19
Accumulation unit value at beginning of year	14.97	12.44	14.41	12.10	11.28	11.52	11.21	8.88	8.05	7.86
Accumulation unit value at end of year	17.63	14.97	12.44	14.41	12.10	11.28	11.52	11.21	8.88	8.05
Total return	17.77	20.34	(13.67)	19.09	7.27	(2.08)	2.77	26.24	10.31	2.42
Net assets, end of year (000’s)	1,617	1,446	1,199	1,370	956	842	853	760	251	10
Expenses to average net assets(b)	2.28	2.26	2.23	2.21	2.27	2.38	2.39	2.47	2.59	2.64
Net investment loss to average net assets	3.26	5.53	6.84	6.19	8.97	5.50	7.96	4.80	2.57	2.38
Portfolio turnover rate	7.66	6.23	9.19	5.65	11.92	13.05	17.45	19.70	13.63	12.98
Number of accumulation units outstanding at end of period (000’s)	92	97	96	95	79	75	74	68	28	1

	Universal VIA Growth Allocation, B Share, M&E 1.65%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.01	0.31	0.19	0.12	0.17	0.02	0.02	0.07	0.04	(0.02)
Net realized and unrealized gains (losses) on securities	2.71	2.27	(2.21)	2.24	0.67	(0.28)	0.29	2.32	0.80	(0.59)
Net increase (decrease) in accumulation unit value	2.72	2.58	(2.02)	2.36	0.84	(0.26)	0.31	2.39	0.84	(0.61)
Accumulation unit value at beginning of year	15.32	12.74	14.76	12.40	11.56	11.82	11.51	9.12	8.28	8.89
Accumulation unit value at end of year	18.04	15.32	12.74	14.76	12.40	11.56	11.82	11.51	9.12	8.28
Total return	17.75	20.25	(13.69)	19.03	7.27	(2.20)	2.69	26.21	10.14	(6.86)
Net assets, end of year (000’s)	4,059	3,815	3,686	4,850	4,137	4,434	4,742	5,312	4,427	4,600
Expenses to average net assets(b)	2.28	2.26	2.23	2.21	2.27	2.38	2.39	2.47	2.59	2.64
Net investment loss to average net assets	3.26	5.53	6.84	6.19	8.97	5.50	7.96	4.80	2.57	2.38
Portfolio turnover rate	7.66	6.23	9.19	5.65	11.92	13.05	17.45	19.70	13.63	12.98
Number of accumulation units outstanding at end of period (000’s)	225	249	289	328	333	383	401	461	485	555

	Universal VIA Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.01	0.31	0.19	0.12	0.17	0.02	0.02	0.07	0.04	(0.02)
Net realized and unrealized gains (losses) on securities	2.60	2.18	(2.20)	2.17	0.63	(0.30)	0.27	2.26	0.78	(0.61)
Net increase (decrease) in accumulation unit value	2.61	2.49	(2.01)	2.29	0.80	(0.28)	0.29	2.33	0.82	(0.63)
Accumulation unit value at beginning of year	14.93	12.44	14.45	12.16	11.36	11.64	11.35	9.02	8.20	8.83
Accumulation unit value at end of year	17.54	14.93	12.44	14.45	12.16	11.36	11.64	11.35	9.02	8.20
Total return	17.48	20.02	(13.91)	18.83	7.04	(2.41)	2.56	25.83	10.00	(7.13)
Net assets, end of year (000’s)	1,655	1,373	1,143	2,652	2,803	2,946	3,481	3,635	3,746	3,738
Expenses to average net assets(b)	2.28	2.26	2.23	2.21	2.27	2.38	2.39	2.47	2.59	2.64
Net investment loss to average net assets	3.26	5.53	6.84	6.19	8.97	5.50	7.96	4.80	2.57	2.38
Portfolio turnover rate	7.66	6.23	9.19	5.65	11.92	13.05	17.45	19.70	13.63	12.98
Number of accumulation units outstanding at end of period (000’s)	94	92	92	184	230	259	299	320	415	456

	Universal VIA Growth Allocation, C Share, M&E 1.95%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.01	0.31	0.19	0.12	0.17	0.02	0.02	0.07	0.04	(0.02)
Net realized and unrealized gains (losses) on securities	2.46	2.05	(2.11)	2.04	0.59	(0.30)	0.25	2.15	0.74	0.11
Net increase (decrease) in accumulation unit value	2.47	2.36	(1.92)	2.16	0.76	(0.28)	0.27	2.22	0.78	0.09
Accumulation unit value at beginning of year	14.22	11.86	13.78	11.62	10.86	11.14	10.87	8.65	7.87	7.78
Accumulation unit value at end of year	16.69	14.22	11.86	13.78	11.62	10.86	11.14	10.87	8.65	7.87
Total return	17.37	19.90	(13.93)	18.59	7.00	(2.51)	2.48	25.66	9.91	1.16
Net assets, end of year (000’s)	5,206	768	1,482	1,807	607	713	813	482	38	24
Expenses to average net assets(b)	2.28	2.26	2.23	2.21	2.27	2.38	2.39	2.47	2.59	2.64
Net investment loss to average net assets	3.26	5.53	6.84	6.19	8.97	5.50	7.96	4.80	2.57	2.38
Portfolio turnover rate	7.66	6.23	9.19	5.65	11.92	13.05	17.45	19.70	13.63	12.98
Number of accumulation units outstanding at end of period (000’s)	312	54	125	131	52	66	73	44	4	3

	Universal VIA Growth Allocation, C Share, M&E 1.95% Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.01	0.31	0.19	0.12	0.17	0.02	0.02	0.07	0.04	-
Net realized and unrealized gains (losses) on securities	2.35	1.97	(2.10)	1.97	0.55	(0.31)	0.21	2.11	0.19	-
Net increase (decrease) in accumulation unit value	2.36	2.28	(1.91)	2.09	0.72	(0.29)	0.23	2.18	0.23	-
Accumulation unit value at beginning of year	13.81	11.53	13.44	11.35	10.63	10.92	10.69	8.51	8.28	-
Accumulation unit value at end of year	16.17	13.81	11.53	13.44	11.35	10.63	10.92	10.69	8.51	-
Total return	17.09	19.77	(14.21)	18.41	6.77	(2.66)	2.15	25.62	2.78	-
Net assets, end of year (000’s)	44	29	24	27	20	15	11	10	5	-
Expenses to average net assets(b)	2.28	2.26	2.23	2.21	2.27	2.38	2.39	2.47	2.59	-
Net investment loss to average net assets	3.26	5.53	6.84	6.19	8.97	5.50	7.96	4.80	2.57	-
Portfolio turnover rate	7.66	6.23	9.19	5.65	11.92	13.05	17.45	19.70	13.63	-
Number of accumulation units outstanding at end of period (000’s)	3	2	2	2	2	1	1	1	1	-

	Universal VIA Growth Allocation, L Share, M&E 1.50%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.01	0.31	0.19	0.12	0.17	0.02	0.02	0.07	0.04	-
Net realized and unrealized gains (losses) on securities	2.71	2.27	(2.18)	2.24	0.67	(0.25)	0.30	2.29	0.12	-
Net increase (decrease) in accumulation unit value	2.72	2.58	(1.99)	2.36	0.84	(0.23)	0.32	2.36	0.16	-
Accumulation unit value at beginning of year	15.19	12.61	14.60	12.24	11.40	11.63	11.31	8.95	8.79	-
Accumulation unit value at end of year	17.91	15.19	12.61	14.60	12.24	11.40	11.63	11.31	8.95	-
Total return	17.91	20.46	(13.63)	19.28	7.37	(1.98)	2.83	26.37	1.82	-
Net assets, end of year (000’s)	777	678	641	646	519	692	859	739	456	-
Expenses to average net assets(b)	2.28	2.26	2.23	2.21	2.27	2.38	2.39	2.47	2.59	-
Net investment loss to average net assets	3.26	5.53	6.84	6.19	8.97	5.50	7.96	4.80	2.57	-
Portfolio turnover rate	7.66	6.23	9.19	5.65	11.92	13.05	17.45	19.70	13.63	-
Number of accumulation units outstanding at end of period (000’s)	43	45	51	44	42	61	74	65	51	-

	Universal VIA Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.01	0.31	0.19	0.12	0.17	0.02	0.02	0.07	0.04	-
Net realized and unrealized gains (losses) on securities	2.60	2.17	(2.15)	2.15	0.63	(0.27)	0.28	2.23	0.84	-
Net increase (decrease) in accumulation unit value	2.61	2.48	(1.96)	2.27	0.80	(0.25)	0.30	2.30	0.88	-
Accumulation unit value at beginning of year	14.75	12.27	14.23	11.96	11.16	11.41	11.11	8.81	7.93	-
Accumulation unit value at end of year	17.36	14.75	12.27	14.23	11.96	11.16	11.41	11.11	8.81	-
Total return	17.69	20.21	(13.77)	18.98	7.17	(2.19)	2.70	26.11	11.10	-
Net assets, end of year (000’s)	124	106	88	102	82	76	73	100	44	-
Expenses to average net assets(b)	2.28	2.26	2.23	2.21	2.27	2.38	2.39	2.47	2.59	-
Net investment loss to average net assets	3.26	5.53	6.84	6.19	8.97	5.50	7.96	4.80	2.57	-
Portfolio turnover rate	7.66	6.23	9.19	5.65	11.92	13.05	17.45	19.70	13.63	-
Number of accumulation units outstanding at end of period (000’s)	7	7	7	7	7	7	6	9	5	-

	Universal VIA Growth Allocation, L Share, M&E 1.75%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.01	0.31	0.19	0.12	0.17	0.02	0.02	0.07	0.04	(0.02)
Net realized and unrealized gains (losses) on securities	2.56	2.16	(2.15)	2.13	0.62	(0.28)	0.28	2.21	0.77	(0.59)
Net increase (decrease) in accumulation unit value	2.57	2.47	(1.96)	2.25	0.79	(0.26)	0.30	2.28	0.81	(0.61)
Accumulation unit value at beginning of year	14.65	12.18	14.14	11.89	11.10	11.36	11.06	8.78	7.97	8.58
Accumulation unit value at end of year	17.22	14.65	12.18	14.14	11.89	11.10	11.36	11.06	8.78	7.97
Total return	17.54	20.28	(13.86)	18.92	7.12	(2.29)	2.71	25.97	10.16	(7.11)
Net assets, end of year (000’s)	10,214	8,329	7,099	8,584	7,115	7,038	5,349	5,725	4,464	3,922
Expenses to average net assets(b)	2.28	2.26	2.23	2.21	2.27	2.38	2.39	2.47	2.59	2.64
Net investment loss to average net assets	3.26	5.53	6.84	6.19	8.97	5.50	7.96	4.80	2.57	2.38
Portfolio turnover rate	7.66	6.23	9.19	5.65	11.92	13.05	17.45	19.70	13.63	12.98
Number of accumulation units outstanding at end of period (000’s)	593	568	582	607	598	634	471	517	508	492

	Universal VIA Growth Allocation, L Share, M&E 1.75% Enhanced Benefits
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.01	0.31	0.19	0.12	0.17	0.02	0.02	0.07	0.04	(0.02)
Net realized and unrealized gains (losses) on securities	2.46	2.05	(2.11)	2.04	0.59	(0.30)	0.25	2.15	0.74	(0.59)
Net increase (decrease) in accumulation unit value	2.47	2.36	(1.92)	2.16	0.76	(0.28)	0.27	2.22	0.78	(0.61)
Accumulation unit value at beginning of year	14.22	11.86	13.78	11.62	10.86	11.14	10.87	8.65	7.87	8.48
Accumulation unit value at end of year	16.69	14.22	11.86	13.78	11.62	10.86	11.14	10.87	8.65	7.87
Total return	17.37	19.90	(13.93)	18.59	7.00	(2.51)	2.48	25.66	9.91	(7.19)
Net assets, end of year (000’s)	1,068	895	750	1,047	876	1,328	1,335	1,250	1,002	911
Expenses to average net assets(b)	2.28	2.26	2.23	2.21	2.27	2.38	2.39	2.47	2.59	2.64
Net investment loss to average net assets	3.26	5.53	6.84	6.19	8.97	5.50	7.96	4.80	2.57	2.38
Portfolio turnover rate	7.66	6.23	9.19	5.65	11.92	13.05	17.45	19.70	13.63	12.98
Number of accumulation units outstanding at end of period (000’s)	64	63	63	76	75	122	120	115	116	116

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.40%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.37	0.44	0.39	0.22	0.20	0.16	0.01	0.07	0.12	0.11
Net realized and unrealized gains (losses) on securities	2.02	1.71	(1.89)	1.63	0.54	(0.40)	0.39	1.76	0.77	0.09
Net increase (decrease) in accumulation unit value	2.39	2.15	(1.50)	1.85	0.74	(0.24)	0.40	1.83	0.89	0.20
Accumulation unit value at beginning of year	15.25	13.10	14.60	12.75	12.01	12.25	11.85	10.02	9.13	8.93
Accumulation unit value at end of year	17.64	15.25	13.10	14.60	12.75	12.01	12.25	11.85	10.02	9.13
Total return	15.67	16.41	(10.27)	14.51	6.16	(1.96)	3.38	18.26	9.75	2.24
Net assets, end of year (000’s)	34,410	29,802	25,168	27,777	21,864	17,818	13,844	3,715	1,264	89
Expenses to average net assets(b)	2.13	2.11	2.12	2.16	2.10	2.19	2.25	2.33	2.49	2.51
Net investment loss to average net assets	3.02	4.46	5.08	4.88	7.14	4.64	7.18	4.39	2.83	2.38
Portfolio turnover rate	5.67	4.30	4.66	7.33	12.76	17.19	20.28	8.80	12.33	14.13
Number of accumulation units outstanding at end of period (000’s)	1,950	1,954	1,920	1,902	1,714	1,483	1,130	313	126	10

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.37	0.44	0.39	0.22	0.20	0.16	0.01	0.07	0.12	0.11
Net realized and unrealized gains (losses) on securities	1.92	1.62	(1.87)	1.55	0.50	(0.41)	0.35	1.72	0.73	0.08
Net increase (decrease) in accumulation unit value	2.29	2.06	(1.48)	1.77	0.70	(0.25)	0.36	1.79	0.85	0.19
Accumulation unit value at beginning of year	14.81	12.75	14.23	12.46	11.76	12.01	11.65	9.86	9.01	8.82
Accumulation unit value at end of year	17.10	14.81	12.75	14.23	12.46	11.76	12.01	11.65	9.86	9.01
Total return	15.46	16.16	(10.40)	14.21	5.95	(2.08)	3.09	18.15	9.43	2.15
Net assets, end of year (000’s)	5,961	4,928	4,067	4,911	3,955	2,465	2,116	642	275	20
Expenses to average net assets(b)	2.13	2.11	2.12	2.16	2.10	2.19	2.25	2.33	2.49	2.51
Net investment loss to average net assets	3.02	4.46	5.08	4.88	7.14	4.64	7.18	4.39	2.83	2.38
Portfolio turnover rate	5.67	4.30	4.66	7.33	12.76	17.19	20.28	8.80	12.33	14.13
Number of accumulation units outstanding at end of period (000’s)	349	333	319	345	317	210	176	55	28	2

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.65%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.37	0.44	0.39	0.22	0.20	0.16	0.01	0.07	0.12	0.11
Net realized and unrealized gains (losses) on securities	1.97	1.66	(1.92)	1.59	0.51	(0.43)	0.37	1.75	0.76	(0.47)
Net increase (decrease) in accumulation unit value	2.34	2.10	(1.53)	1.81	0.71	(0.27)	0.38	1.82	0.88	(0.36)
Accumulation unit value at beginning of year	15.15	13.05	14.58	12.77	12.06	12.33	11.95	10.13	9.25	9.61
Accumulation unit value at end of year	17.49	15.15	13.05	14.58	12.77	12.06	12.33	11.95	10.13	9.25
Total return	15.45	16.09	(10.49)	14.17	5.89	(2.19)	3.18	17.97	9.51	(3.75)
Net assets, end of year (000’s)	9,922	11,047	10,821	14,687	13,557	15,766	16,796	16,337	14,419	14,061
Expenses to average net assets(b)	2.13	2.11	2.12	2.16	2.10	2.19	2.25	2.33	2.49	2.51
Net investment loss to average net assets	3.02	4.46	5.08	4.88	7.14	4.64	7.18	4.39	2.83	2.38
Portfolio turnover rate	5.67	4.30	4.66	7.33	12.76	17.19	20.28	8.80	12.33	14.13
Number of accumulation units outstanding at end of period (000’s)	567	729	829	1,007	1,061	1,307	1,362	1,366	1,423	1,519

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.37	0.44	0.39	0.22	0.20	0.16	0.01	0.07	0.12	0.11
Net realized and unrealized gains (losses) on securities	1.87	1.58	(1.91)	1.53	0.48	(0.45)	0.33	1.71	0.72	(0.47)
Net increase (decrease) in accumulation unit value	2.24	2.02	(1.52)	1.75	0.68	(0.29)	0.34	1.78	0.84	(0.36)
Accumulation unit value at beginning of year	14.77	12.75	14.27	12.52	11.84	12.13	11.79	10.01	9.17	9.53
Accumulation unit value at end of year	17.01	14.77	12.75	14.27	12.52	11.84	12.13	11.79	10.01	9.17
Total return	15.17	15.84	(10.65)	13.98	5.74	(2.39)	2.88	17.78	9.16	(3.78)
Net assets, end of year (000’s)	1,207	1,504	1,451	1,987	1,977	2,369	2,625	6,839	5,952	6,173
Expenses to average net assets(b)	2.13	2.11	2.12	2.16	2.10	2.19	2.25	2.33	2.49	2.51
Net investment loss to average net assets	3.02	4.46	5.08	4.88	7.14	4.64	7.18	4.39	2.83	2.38
Portfolio turnover rate	5.67	4.30	4.66	7.33	12.76	17.19	20.28	8.80	12.33	14.13
Number of accumulation units outstanding at end of period (000’s)	71	102	114	139	158	200	216	580	594	673

	Universal VIA Moderate Growth Allocation, C Share, M&E 1.95%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.37	0.44	0.39	0.22	0.20	0.16	0.01	0.07	0.12	-
Net realized and unrealized gains (losses) on securities	1.75	1.47	(1.85)	1.43	0.44	(0.45)	0.30	1.63	(0.08)	-
Net increase (decrease) in accumulation unit value	2.12	1.91	(1.46)	1.65	0.64	(0.29)	0.31	1.70	0.04	-
Accumulation unit value at beginning of year	14.06	12.15	13.61	11.96	11.32	11.61	11.30	9.60	9.56	-
Accumulation unit value at end of year	16.18	14.06	12.15	13.61	11.96	11.32	11.61	11.30	9.60	-
Total return	15.08	15.72	(10.73)	13.80	5.65	(2.50)	2.74	17.71	0.42	-
Net assets, end of year (000’s)	1,247	1,290	1,334	1,312	1,529	2,499	1,058	128	15	-
Expenses to average net assets(b)	2.13	2.11	2.12	2.16	2.10	2.19	2.25	2.33	2.49	-
Net investment loss to average net assets	3.02	4.46	5.08	4.88	7.14	4.64	7.18	4.39	2.83	-
Portfolio turnover rate	5.67	4.30	4.66	7.33	12.76	17.19	20.28	8.80	12.33	-
Number of accumulation units outstanding at end of period (000’s)	77	92	110	96	128	221	91	11	2	-

	Universal VIA Moderate Growth Allocation, C Share, M&E 1.95% Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.37	0.44	0.39	0.22	0.20	0.16	0.01	0.07	0.12	-
Net realized and unrealized gains (losses) on securities	1.65	1.40	(1.84)	1.37	0.40	(0.47)	0.28	1.58	0.09	-
Net increase (decrease) in accumulation unit value	2.02	1.84	(1.45)	1.59	0.60	(0.31)	0.29	1.65	0.21	-
Accumulation unit value at beginning of year	13.66	11.82	13.27	11.68	11.08	11.39	11.10	9.45	9.24	-
Accumulation unit value at end of year	15.68	13.66	11.82	13.27	11.68	11.08	11.39	11.10	9.45	-
Total return	14.79	15.57	(10.93)	13.61	5.42	(2.72)	2.61	17.46	2.27	-
Net assets, end of year (000’s)	779	693	498	496	429	71	35	19	5	-
Expenses to average net assets(b)	2.13	2.11	2.12	2.16	2.10	2.19	2.25	2.33	2.49	-
Net investment loss to average net assets	3.02	4.46	5.08	4.88	7.14	4.64	7.18	4.39	2.83	-
Portfolio turnover rate	5.67	4.30	4.66	7.33	12.76	17.19	20.28	8.80	12.33	-
Number of accumulation units outstanding at end of period (000’s)	50	51	42	37	37	6	3	2	1	-

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.50%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.37	0.44	0.39	0.22	0.20	0.16	0.01	0.07	0.12	0.11
Net realized and unrealized gains (losses) on securities	1.98	1.66	(1.88)	1.58	0.53	(0.41)	0.37	1.74	0.75	(0.03)
Net increase (decrease) in accumulation unit value	2.35	2.10	(1.49)	1.80	0.73	(0.25)	0.38	1.81	0.87	0.08
Accumulation unit value at beginning of year	15.02	12.92	14.41	12.61	11.88	12.13	11.75	9.94	9.07	8.99
Accumulation unit value at end of year	17.37	15.02	12.92	14.41	12.61	11.88	12.13	11.75	9.94	9.07
Total return	15.65	16.25	(10.34)	14.27	6.14	(2.06)	3.23	18.21	9.59	0.89
Net assets, end of year (000’s)	2,022	1,857	1,649	2,192	1,988	2,871	4,016	3,779	2,593	199
Expenses to average net assets(b)	2.13	2.11	2.12	2.16	2.10	2.19	2.25	2.33	2.49	2.51
Net investment loss to average net assets	3.02	4.46	5.08	4.88	7.14	4.64	7.18	4.39	2.83	2.38
Portfolio turnover rate	5.67	4.30	4.66	7.33	12.76	17.19	20.28	8.80	12.33	14.13
Number of accumulation units outstanding at end of period (000’s)	116	124	128	152	158	242	331	322	261	22

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.37	0.44	0.39	0.22	0.20	0.16	0.01	0.07	0.12	-
Net realized and unrealized gains (losses) on securities	1.87	1.57	(1.86)	1.52	0.48	(0.43)	0.35	1.68	(0.11)	-
Net increase (decrease) in accumulation unit value	2.24	2.01	(1.47)	1.74	0.68	(0.27)	0.36	1.75	0.01	-
Accumulation unit value at beginning of year	14.59	12.58	14.05	12.31	11.63	11.90	11.54	9.79	9.78	-
Accumulation unit value at end of year	16.83	14.59	12.58	14.05	12.31	11.63	11.90	11.54	9.79	-
Total return	15.35	15.98	(10.46)	14.13	5.85	(2.27)	3.12	17.88	0.10	-
Net assets, end of year (000’s)	245	213	299	415	357	363	365	306	112	-
Expenses to average net assets(b)	2.13	2.11	2.12	2.16	2.10	2.19	2.25	2.33	2.49	-
Net investment loss to average net assets	3.02	4.46	5.08	4.88	7.14	4.64	7.18	4.39	2.83	-
Portfolio turnover rate	5.67	4.30	4.66	7.33	12.76	17.19	20.28	8.80	12.33	-
Number of accumulation units outstanding at end of period (000’s)	15	15	24	30	29	31	31	26	11	-

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.75%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.37	0.44	0.39	0.22	0.20	0.16	0.01	0.07	0.12	0.11
Net realized and unrealized gains (losses) on securities	1.85	1.55	(1.86)	1.50	0.47	(0.43)	0.34	1.67	0.71	(0.46)
Net increase (decrease) in accumulation unit value	2.22	1.99	(1.47)	1.72	0.67	(0.27)	0.35	1.74	0.83	(0.35)
Accumulation unit value at beginning of year	14.48	12.49	13.96	12.24	11.57	11.84	11.49	9.75	8.92	9.27
Accumulation unit value at end of year	16.70	14.48	12.49	13.96	12.24	11.57	11.84	11.49	9.75	8.92
Total return	15.33	15.93	(10.53)	14.05	5.79	(2.28)	3.05	17.85	9.30	(3.78)
Net assets, end of year (000’s)	8,824	8,529	8,612	11,166	9,816	9,289	12,355	11,654	9,727	9,375
Expenses to average net assets(b)	2.13	2.11	2.12	2.16	2.10	2.19	2.25	2.33	2.49	2.51
Net investment loss to average net assets	3.02	4.46	5.08	4.88	7.14	4.64	7.18	4.39	2.83	2.38
Portfolio turnover rate	5.67	4.30	4.66	7.33	12.76	17.19	20.28	8.80	12.33	14.13
Number of accumulation units outstanding at end of period (000’s)	528	589	689	799	801	803	1,043	1,013	997	1,051

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.75% Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.37	0.44	0.39	0.22	0.20	0.16	0.01	0.07	0.12	0.11
Net realized and unrealized gains (losses) on securities	1.75	1.47	(1.85)	1.43	0.44	(0.45)	0.30	1.63	0.68	(0.47)
Net increase (decrease) in accumulation unit value	2.12	1.91	(1.46)	1.65	0.64	(0.29)	0.31	1.70	0.80	(0.36)
Accumulation unit value at beginning of year	14.06	12.15	13.61	11.96	11.32	11.61	11.30	9.60	8.80	9.16
Accumulation unit value at end of year	16.18	14.06	12.15	13.61	11.96	11.32	11.61	11.30	9.60	8.80
Total return	15.08	15.72	(10.73)	13.80	5.65	(2.50)	2.74	17.71	9.09	(3.93)
Net assets, end of year (000’s)	2,225	2,011	2,114	3,180	3,397	3,276	3,068	3,078	2,797	2,755
Expenses to average net assets(b)	2.13	2.11	2.12	2.16	2.10	2.19	2.25	2.33	2.49	2.51
Net investment loss to average net assets	3.02	4.46	5.08	4.88	7.14	4.64	7.18	4.39	2.83	2.38
Portfolio turnover rate	5.67	4.30	4.66	7.33	12.76	17.19	20.28	8.80	12.33	14.13
Number of accumulation units outstanding at end of period (000’s)	137	143	174	234	284	289	264	272	291	313

	Universal VIA International Growth Allocation, B Share, M&E 1.40%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.19	0.52	0.45	0.29	0.54	0.12	0.03	0.05	0.14	-
Net realized and unrealized gains (losses) on securities	1.16	1.40	(2.76)	2.31	(0.59)	(0.54)	(0.76)	1.29	0.01	-
Net increase (decrease) in accumulation unit value	1.35	1.92	(2.31)	2.60	(0.05)	(0.42)	(0.73)	1.34	0.15	-
Accumulation unit value at beginning of year	11.68	9.76	12.07	9.47	9.52	9.94	10.67	9.33	9.18	-
Accumulation unit value at end of year	13.03	11.68	9.76	12.07	9.47	9.52	9.94	10.67	9.33	-
Total return	11.56	19.67	(19.14)	27.46	(0.53)	(4.23)	(6.84)	14.36	1.63	-
Net assets, end of year (000’s)	2,110	1,917	1,497	1,831	1,360	1,426	1,106	508	65	-
Expenses to average net assets(b)	2.52	2.26	2.23	2.21	2.39	2.51	2.37	2.45	2.63	-
Net investment loss to average net assets	(1.38)	(0.03)	3.88	0.28	3.54	0.23	3.49	3.57	1.34	-
Portfolio turnover rate	5.16	7.68	10.01	8.69	14.32	11.78	13.28	9.21	12.11	-
Number of accumulation units outstanding at end of period (000’s)	162	164	153	152	143	150	111	48	7	-

	Universal VIA International Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.19	0.52	0.45	0.29	0.54	0.12	0.03	0.05	0.14	0.10
Net realized and unrealized gains (losses) on securities	1.10	1.33	(2.73)	2.23	(0.61)	(0.55)	(0.77)	1.26	0.76	0.15
Net increase (decrease) in accumulation unit value	1.29	1.85	(2.28)	2.52	(0.07)	(0.43)	(0.74)	1.31	0.90	0.25
Accumulation unit value at beginning of year	11.34	9.49	11.77	9.25	9.32	9.75	10.49	9.18	8.28	8.03
Accumulation unit value at end of year	12.63	11.34	9.49	11.77	9.25	9.32	9.75	10.49	9.18	8.28
Total return	11.38	19.49	(19.37)	27.24	(0.75)	(4.41)	(7.05)	14.27	10.87	3.11
Net assets, end of year (000’s)	585	565	803	986	848	824	892	334	177	10
Expenses to average net assets(b)	2.52	2.26	2.23	2.21	2.39	2.51	2.37	2.45	2.63	2.65
Net investment loss to average net assets	(1.38)	(0.03)	3.88	0.28	3.54	0.23	3.49	3.57	1.34	7.71
Portfolio turnover rate	5.16	7.68	10.01	8.69	14.32	11.78	13.28	9.21	12.11	9.50
Number of accumulation units outstanding at end of period (000’s)	46	50	85	84	92	88	91	32	19	1

	Universal VIA International Growth Allocation, B Share, M&E 1.65%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.19	0.52	0.45	0.29	0.54	0.12	0.03	0.05	0.14	0.10
Net realized and unrealized gains (losses) on securities	1.13	1.36	(2.79)	2.29	(0.62)	(0.56)	(0.79)	1.28	0.78	(0.98)
Net increase (decrease) in accumulation unit value	1.32	1.88	(2.34)	2.58	(0.08)	(0.44)	(0.76)	1.33	0.92	(0.88)
Accumulation unit value at beginning of year	11.60	9.72	12.06	9.48	9.56	10.00	10.76	9.43	8.51	9.39
Accumulation unit value at end of year	12.92	11.60	9.72	12.06	9.48	9.56	10.00	10.76	9.43	8.51
Total return	11.38	19.34	(19.40)	27.22	(0.84)	(4.40)	(7.06)	14.10	10.81	(9.37)
Net assets, end of year (000’s)	2,370	2,200	2,020	2,773	2,530	3,791	4,115	5,003	4,748	4,695
Expenses to average net assets(b)	2.52	2.26	2.23	2.21	2.39	2.51	2.37	2.45	2.63	2.65
Net investment loss to average net assets	(1.38)	(0.03)	3.88	0.28	3.54	0.23	3.49	3.57	1.34	7.71
Portfolio turnover rate	5.16	7.68	10.01	8.69	14.32	11.78	13.28	9.21	12.11	9.50
Number of accumulation units outstanding at end of period (000’s)	183	189	208	230	267	396	411	465	503	552

	Universal VIA International Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.19	0.52	0.45	0.29	0.54	0.12	0.03	0.05	0.14	0.10
Net realized and unrealized gains (losses) on securities	1.07	1.30	(2.76)	2.21	(0.63)	(0.58)	(0.80)	1.25	0.76	(1.00)
Net increase (decrease) in accumulation unit value	1.26	1.82	(2.31)	2.50	(0.09)	(0.46)	(0.77)	1.30	0.90	(0.90)
Accumulation unit value at beginning of year	11.31	9.49	11.80	9.30	9.39	9.85	10.62	9.32	8.42	9.32
Accumulation unit value at end of year	12.57	11.31	9.49	11.80	9.30	9.39	9.85	10.62	9.32	8.42
Total return	11.14	19.18	(19.58)	26.88	(0.96)	(4.67)	(7.25)	13.95	10.69	(9.66)
Net assets, end of year (000’s)	397	384	343	1,000	870	1,518	1,622	1,708	1,481	1,513
Expenses to average net assets(b)	2.52	2.26	2.23	2.21	2.39	2.51	2.37	2.45	2.63	2.65
Net investment loss to average net assets	(1.38)	(0.03)	3.88	0.28	3.54	0.23	3.49	3.57	1.34	7.71
Portfolio turnover rate	5.16	7.68	10.01	8.69	14.32	11.78	13.28	9.21	12.11	9.50
Number of accumulation units outstanding at end of period (000’s)	32	34	36	85	94	162	165	161	159	179

	Universal VIA International Growth Allocation, C Share, M&E 1.95%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.19	0.52	0.45	0.29	0.54	0.12	0.03	0.05	0.14	0.10
Net realized and unrealized gains (losses) on securities	1.00	1.20	(2.66)	2.09	(0.64)	(0.56)	(0.78)	1.18	0.71	0.09
Net increase (decrease) in accumulation unit value	1.19	1.72	(2.21)	2.38	(0.10)	(0.44)	(0.75)	1.23	0.85	0.19
Accumulation unit value at beginning of year	10.77	9.05	11.26	8.88	8.98	9.42	10.17	8.94	8.09	7.90
Accumulation unit value at end of year	11.96	10.77	9.05	11.26	8.88	8.98	9.42	10.17	8.94	8.09
Total return	11.05	19.01	(19.63)	26.80	(1.11)	(4.67)	(7.37)	13.76	10.51	2.41
Net assets, end of year (000’s)	307	271	215	282	174	178	128	68	18	8
Expenses to average net assets(b)	2.52	2.26	2.23	2.21	2.39	2.51	2.37	2.45	2.63	2.65
Net investment loss to average net assets	(1.38)	(0.03)	3.88	0.28	3.54	0.23	3.49	3.57	1.34	7.71
Portfolio turnover rate	5.16	7.68	10.01	8.69	14.32	11.78	13.28	9.21	12.11	9.50
Number of accumulation units outstanding at end of period (000’s)	26	25	24	25	20	20	14	7	2	1

	Universal VIA International Growth Allocation, C Share, M&E 1.65% Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.19	0.52	0.45	0.29	0.54	0.12	0.03	0.05	-	-
Net realized and unrealized gains (losses) on securities	0.94	1.14	(2.63)	2.01	(0.65)	(0.57)	(0.79)	0.63	-	-
Net increase (decrease) in accumulation unit value	1.13	1.66	(2.18)	2.30	(0.11)	(0.45)	(0.76)	0.68	-	-
Accumulation unit value at beginning of year	10.46	8.80	10.98	8.68	8.79	9.24	10.00	9.32	-	-
Accumulation unit value at end of year	11.59	10.46	8.80	10.98	8.68	8.79	9.24	10.00	-	-
Total return	10.80	18.86	(19.85)	26.50	(1.25)	(4.87)	(7.60)	7.30	-	-
Net assets, end of year (000’s)	16	15	13	13	9	6	3	1	-	-
Expenses to average net assets(b)	2.52	2.26	2.23	2.21	2.39	2.51	2.37	2.45	-	-
Net investment loss to average net assets	(1.38)	(0.03)	3.88	0.28	3.54	0.23	3.49	3.57	-	-
Portfolio turnover rate	5.16	7.68	10.01	8.69	14.32	11.78	13.28	9.21	-	-
Number of accumulation units outstanding at end of period (000’s)	1	1	1	1	1	1	0	0	-	-

	Universal VIA International Growth Allocation, L Share, M&E 1.50%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.19	0.52	0.45	0.29	0.54	0.12	0.03	0.05	0.14	0.10
Net realized and unrealized gains (losses) on securities	1.13	1.37	(2.75)	2.27	(0.60)	(0.54)	(0.77)	1.28	0.78	0.20
Net increase (decrease) in accumulation unit value	1.32	1.89	(2.30)	2.56	(0.06)	(0.42)	(0.74)	1.33	0.92	0.30
Accumulation unit value at beginning of year	11.51	9.62	11.92	9.36	9.42	9.84	10.58	9.25	8.33	8.03
Accumulation unit value at end of year	12.83	11.51	9.62	11.92	9.36	9.42	9.84	10.58	9.25	8.33
Total return	11.47	19.65	(19.30)	27.35	(0.64)	(4.27)	(6.99)	14.38	11.04	3.74
Net assets, end of year (000’s)	166	160	134	166	117	152	155	136	64	3
Expenses to average net assets(b)	2.52	2.26	2.23	2.21	2.39	2.51	2.37	2.45	2.63	2.65
Net investment loss to average net assets	(1.38)	(0.03)	3.88	0.28	3.54	0.23	3.49	3.57	1.34	7.71
Portfolio turnover rate	5.16	7.68	10.01	8.69	14.32	11.78	13.28	9.21	12.11	9.50
Number of accumulation units outstanding at end of period (000’s)	13	14	14	14	12	16	16	13	7	0

	Universal VIA International Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.19	0.52	0.45	0.29	0.54	0.12	0.03	0.05	0.14	-
Net realized and unrealized gains (losses) on securities	1.07	1.29	(2.71)	2.18	(0.61)	(0.55)	(0.78)	1.24	1.16	-
Net increase (decrease) in accumulation unit value	1.26	1.81	(2.26)	2.47	(0.07)	(0.43)	(0.75)	1.29	1.30	-
Accumulation unit value at beginning of year	11.17	9.36	11.62	9.15	9.22	9.65	10.40	9.11	7.81	-
Accumulation unit value at end of year	12.43	11.17	9.36	11.62	9.15	9.22	9.65	10.40	9.11	-
Total return	11.28	19.34	(19.45)	26.99	(0.76)	(4.46)	(7.21)	14.16	16.65	-
Net assets, end of year (000’s)	12	10	36	50	40	40	42	76	23	-
Expenses to average net assets(b)	2.52	2.26	2.23	2.21	2.39	2.51	2.37	2.45	2.63	-
Net investment loss to average net assets	(1.38)	(0.03)	3.88	0.28	3.54	0.23	3.49	3.57	1.34	-
Portfolio turnover rate	5.16	7.68	10.01	8.69	14.32	11.78	13.28	9.21	12.11	-
Number of accumulation units outstanding at end of period (000’s)	1	1	4	4	4	4	4	7	3	-

	Universal VIA International Growth Allocation, L Share, M&E 1.75%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.19	0.52	0.45	0.29	0.54	0.12	0.03	0.05	0.14	0.10
Net realized and unrealized gains (losses) on securities	1.06	1.27	(2.70)	2.17	(0.62)	(0.56)	(0.77)	1.22	0.74	(0.96)
Net increase (decrease) in accumulation unit value	1.25	1.79	(2.25)	2.46	(0.08)	(0.44)	(0.74)	1.27	0.88	(0.86)
Accumulation unit value at beginning of year	11.09	9.30	11.55	9.09	9.17	9.61	10.35	9.08	8.20	9.06
Accumulation unit value at end of year	12.34	11.09	9.30	11.55	9.09	9.17	9.61	10.35	9.08	8.20
Total return	11.27	19.25	(19.48)	27.06	(0.87)	(4.58)	(7.15)	13.99	10.73	(9.49)
Net assets, end of year (000’s)	1,174	1,124	1,076	1,525	1,295	1,694	2,312	2,661	2,314	2,035
Expenses to average net assets(b)	2.52	2.26	2.23	2.21	2.39	2.51	2.37	2.45	2.63	2.65
Net investment loss to average net assets	(1.38)	(0.03)	3.88	0.28	3.54	0.23	3.49	3.57	1.34	7.71
Portfolio turnover rate	5.16	7.68	10.01	8.69	14.32	11.78	13.28	9.21	12.11	9.50
Number of accumulation units outstanding at end of period (000’s)	95	101	116	132	142	185	241	257	255	248

	Universal VIA International Growth Allocation, L Share, M&E 1.75% Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.19	0.52	0.45	0.29	0.54	0.12	0.03	0.05	0.14	0.10
Net realized and unrealized gains (losses) on securities	1.00	1.20	(2.66)	2.09	(0.64)	(0.56)	(0.78)	1.18	0.71	(0.96)
Net increase (decrease) in accumulation unit value	1.19	1.72	(2.21)	2.38	(0.10)	(0.44)	(0.75)	1.23	0.85	(0.86)
Accumulation unit value at beginning of year	10.77	9.05	11.26	8.88	8.98	9.42	10.17	8.94	8.09	8.95
Accumulation unit value at end of year	11.96	10.77	9.05	11.26	8.88	8.98	9.42	10.17	8.94	8.09
Total return	11.05	19.01	(19.63)	26.80	(1.11)	(4.67)	(7.37)	13.76	10.51	(9.61)
Net assets, end of year (000’s)	297	262	222	389	312	293	352	310	323	360
Expenses to average net assets(b)	2.52	2.26	2.23	2.21	2.39	2.51	2.37	2.45	2.63	2.65
Net investment loss to average net assets	(1.38)	(0.03)	3.88	0.28	3.54	0.23	3.49	3.57	1.34	7.71
Portfolio turnover rate	5.16	7.68	10.01	8.69	14.32	11.78	13.28	9.21	12.11	9.50
Number of accumulation units outstanding at end of period (000’s)	25	24	25	35	35	33	37	30	36	45

	Universal VIA Money Market, B Share, M&E 1.40%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.07	0.03	(0.23)	(0.24)	(0.03)	(0.11)	0.11	0.11	0.02	(0.18)
Net realized and unrealized gains (losses) on securities	(0.19)	(0.08)	0.06	0.09	(0.13)	(0.05)	(0.28)	(0.31)	(0.24)	0.14
Net increase (decrease) in accumulation unit value	(0.12)	(0.05)	(0.17)	(0.15)	(0.16)	(0.16)	(0.17)	(0.20)	(0.22)	(0.04)
Accumulation unit value at beginning of year	7.67	7.72	7.89	8.04	8.20	8.36	8.53	8.73	8.95	8.99
Accumulation unit value at end of year	7.55	7.67	7.72	7.89	8.04	8.20	8.36	8.53	8.73	8.95
Total return	(1.56)	(0.65)	(2.15)	(1.87)	(1.95)	(1.91)	(1.99)	(2.29)	(2.46)	(0.44)
Net assets, end of year (000’s)	2,627	2,748	1,785	2,476	5,128	5,265	6,739	1,719	919	49
Expenses to average net assets(b)	2.35	2.68	2.32	2.19	2.13	2.08	2.05	2.46	2.64	2.80
Net investment loss to average net assets	(1.93)	(0.99)	(2.31)	(2.19)	(2.12)	(2.07)	(2.02)	(2.42)	(2.60)	(2.78)
Portfolio turnover rate	117.91	76.45	78.10	67.82	107.84	169.76	149.26	277.19	157.29	132.87
Number of accumulation units outstanding at end of period (000’s)	348	358	231	314	637	642	805	201	105	5

	Universal VIA Money Market, B Share, M&E 1.40% Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.07	0.03	(0.23)	(0.24)	(0.03)	(0.11)	0.11	0.11	0.02	-
Net realized and unrealized gains (losses) on securities	(0.20)	(0.09)	0.05	0.07	(0.14)	(0.06)	(0.30)	(0.32)	(0.19)	-
Net increase (decrease) in accumulation unit value	(0.13)	(0.06)	(0.18)	(0.17)	(0.17)	(0.17)	(0.19)	(0.21)	(0.17)	-
Accumulation unit value at beginning of year	7.46	7.52	7.70	7.87	8.04	8.21	8.40	8.61	8.78	-
Accumulation unit value at end of year	7.33	7.46	7.52	7.70	7.87	8.04	8.21	8.40	8.61	-
Total return	(1.74)	(0.80)	(2.34)	(2.16)	(2.11)	(2.07)	(2.26)	(2.44)	(1.94)	-
Net assets, end of year (000’s)	524	161	264	534	272	457	912	109	185	-
Expenses to average net assets(b)	2.35	2.68	2.32	2.19	2.13	2.08	2.05	2.46	2.64	-
Net investment loss to average net assets	(1.93)	(0.99)	(2.31)	(2.19)	(2.12)	(2.07)	(2.02)	(2.42)	(2.60)	-
Portfolio turnover rate	117.91	76.45	78.10	67.82	107.84	169.76	149.26	277.19	157.29	-
Number of accumulation units outstanding at end of period (000’s)	72	22	35	69	35	57	111	13	21	-

	Universal VIA Money Market, B Share, M&E 1.65%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.07	0.03	(0.23)	(0.24)	(0.03)	(0.11)	0.11	0.11	0.02	(0.18)
Net realized and unrealized gains (losses) on securities	(0.22)	(0.09)	0.04	0.06	(0.15)	(0.07)	(0.31)	(0.33)	(0.26)	(0.07)
Net increase (decrease) in accumulation unit value	(0.15)	(0.06)	(0.19)	(0.18)	(0.18)	(0.18)	(0.20)	(0.22)	(0.24)	(0.25)
Accumulation unit value at beginning of year	7.68	7.74	7.93	8.11	8.29	8.47	8.67	8.89	9.13	9.38
Accumulation unit value at end of year	7.53	7.68	7.74	7.93	8.11	8.29	8.47	8.67	8.89	9.13
Total return	(1.95)	(0.78)	(2.40)	(2.22)	(2.17)	(2.13)	(2.31)	(2.47)	(2.63)	(2.67)
Net assets, end of year (000’s)	1,090	683	1,537	850	1,214	1,016	868	1,078	989	1,273
Expenses to average net assets(b)	2.35	2.68	2.32	2.19	2.13	2.08	2.05	2.46	2.64	2.80
Net investment loss to average net assets	(1.93)	(0.99)	(2.31)	(2.19)	(2.12)	(2.07)	(2.02)	(2.42)	(2.60)	(2.78)
Portfolio turnover rate	117.91	76.45	78.10	67.82	107.84	169.76	149.26	277.19	157.29	132.87
Number of accumulation units outstanding at end of period (000’s)	145	89	198	107	150	123	102	124	111	139

	Universal VIA Money Market, B Share, M&E 1.65% Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.07	0.03	(0.23)	(0.24)	(0.03)	(0.11)	0.11	0.11	0.02	(0.18)
Net realized and unrealized gains (losses) on securities	(0.22)	(0.10)	0.03	0.05	(0.15)	(0.08)	(0.32)	(0.34)	(0.27)	(0.08)
Net increase (decrease) in accumulation unit value	(0.15)	(0.07)	(0.20)	(0.19)	(0.18)	(0.19)	(0.21)	(0.23)	(0.25)	(0.26)
Accumulation unit value at beginning of year	7.29	7.36	7.56	7.75	7.93	8.12	8.33	8.56	8.81	9.07
Accumulation unit value at end of year	7.14	7.29	7.36	7.56	7.75	7.93	8.12	8.33	8.56	8.81
Total return	(2.06)	(0.95)	(2.65)	(2.45)	(2.27)	(2.34)	(2.52)	(2.69)	(2.84)	(2.87)
Net assets, end of year (000’s)	126	137	139	149	354	104	28	232	19	128
Expenses to average net assets(b)	2.35	2.68	2.32	2.19	2.13	2.08	2.05	2.46	2.64	2.80
Net investment loss to average net assets	(1.93)	(0.99)	(2.31)	(2.19)	(2.12)	(2.07)	(2.02)	(2.42)	(2.60)	(2.78)
Portfolio turnover rate	117.91	76.45	78.10	67.82	107.84	169.76	149.26	277.19	157.29	132.87
Number of accumulation units outstanding at end of period (000’s)	18	19	19	20	46	13	3	28	2	15

	Universal VIA Money Market, C Share, M&E 1.95%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.07	0.03	(0.23)	(0.24)	(0.03)	(0.11)	0.11	0.11	0.02	(0.18)
Net realized and unrealized gains (losses) on securities	(0.22)	(0.11)	0.03	0.05	(0.16)	(0.09)	(0.31)	(0.35)	(0.27)	0.15
Net increase (decrease) in accumulation unit value	(0.15)	(0.08)	(0.20)	(0.19)	(0.19)	(0.20)	(0.20)	(0.24)	(0.25)	(0.03)
Accumulation unit value at beginning of year	7.11	7.19	7.39	7.58	7.77	7.97	8.17	8.41	8.66	8.69
Accumulation unit value at end of year	6.96	7.11	7.19	7.39	7.58	7.77	7.97	8.17	8.41	8.66
Total return	(2.11)	(1.11)	(2.71)	(2.51)	(2.45)	(2.51)	(2.45)	(2.85)	(2.89)	(0.35)
Net assets, end of year (000’s)	415	429	506	615	464	763	5,993	151	675	80
Expenses to average net assets(b)	2.35	2.68	2.32	2.19	2.13	2.08	2.05	2.46	2.64	2.80
Net investment loss to average net assets	(1.93)	(0.99)	(2.31)	(2.19)	(2.12)	(2.07)	(2.02)	(2.42)	(2.60)	(2.78)
Portfolio turnover rate	117.91	76.45	78.10	67.82	107.84	169.76	149.26	277.19	157.29	132.87
Number of accumulation units outstanding at end of period (000’s)	60	60	70	83	61	98	752	18	80	9

	Universal VIA Money Market, C Share, M&E 1.95% Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.07	0.03	(0.23)	(0.24)	(0.03)	-	-	-	-	-
Net realized and unrealized gains (losses) on securities	(0.23)	(0.12)	0.02	0.04	(0.17)	-	-	-	-	-
Net increase (decrease) in accumulation unit value	(0.16)	(0.09)	(0.21)	(0.20)	(0.20)	-	-	-	-	-
Accumulation unit value at beginning of year	6.91	7.00	7.21	7.41	7.61	-	-	-	-	-
Accumulation unit value at end of year	6.75	6.91	7.00	7.21	7.41	-	-	-	-	-
Total return	(2.32)	(1.29)	(2.91)	(2.70)	(2.63)	-	-	-	-	-
Net assets, end of year (000’s)	203	212	218	222	291	-	-	-	-	-
Expenses to average net assets(b)	2.35	2.68	2.32	2.19	2.13	-	-	-	-	-
Net investment loss to average net assets	(1.93)	(0.99)	(2.31)	(2.19)	(2.12)	-	-	-	-	-
Portfolio turnover rate	117.91	76.45	78.10	67.82	107.84	-	-	-	-	-
Number of accumulation units outstanding at end of period (000’s)	30	31	31	31	39	-	-	-	-	-

	Universal VIA Money Market, L Share, M&E 1.50%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	-	-	-	(0.24)	(0.03)	(0.11)	0.11	0.11	0.02	-
Net realized and unrealized gains (losses) on securities	-	-	-	0.07	(0.13)	(0.06)	(0.29)	(0.31)	(0.18)	-
Net increase (decrease) in accumulation unit value	-	-	-	(0.17)	(0.16)	(0.17)	(0.18)	(0.20)	(0.16)	-
Accumulation unit value at beginning of year	-	-	-	7.96	8.12	8.29	8.47	8.67	8.83	-
Accumulation unit value at end of year	-	-	-	7.79	7.96	8.12	8.29	8.47	8.67	-
Total return	-	-	-	(2.14)	(1.97)	(2.05)	(2.13)	(2.31)	(1.81)	-
Net assets, end of year (000’s)	-	-	-	263	2,898	1,626	645	776	66	-
Expenses to average net assets(b)	-	-	-	2.19	2.13	2.08	2.05	2.46	2.64	-
Net investment loss to average net assets	-	-	-	(2.19)	(2.12)	(2.07)	(2.02)	(2.42)	(2.60)	-
Portfolio turnover rate	-	-	-	67.82	107.84	169.76	149.26	277.19	157.29	-
Number of accumulation units outstanding at end of period (000’s)	-	-	-	34	364	200	78	92	8	-

	Universal VIA Money Market, L Share, M&E 1.50% Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.07	0.03	(0.23)	(0.24)	(0.03)	(0.11)	0.11	0.11	0.02	(0.18)
Net realized and unrealized gains (losses) on securities	(0.21)	(0.09)	0.04	0.06	(0.14)	(0.07)	(0.30)	(0.33)	(0.26)	0.17
Net increase (decrease) in accumulation unit value	(0.14)	(0.06)	(0.19)	(0.18)	(0.17)	(0.18)	(0.19)	(0.22)	(0.24)	(0.01)
Accumulation unit value at beginning of year	7.36	7.42	7.61	7.79	7.96	8.14	8.33	8.55	8.79	8.80
Accumulation unit value at end of year	7.22	7.36	7.42	7.61	7.79	7.96	8.14	8.33	8.55	8.79
Total return	(1.90)	(0.81)	(2.50)	(2.31)	(2.14)	(2.21)	(2.28)	(2.57)	(2.73)	(0.11)
Net assets, end of year (000’s)	4	4	15	573	594	379	905	1,022	138	95
Expenses to average net assets(b)	2.35	2.68	2.32	2.19	2.13	2.08	2.05	2.46	2.64	2.80
Net investment loss to average net assets	(1.93)	(0.99)	(2.31)	(2.19)	(2.12)	(2.07)	(2.02)	(2.42)	(2.60)	(2.78)
Portfolio turnover rate	117.91	76.45	78.10	67.82	107.84	169.76	149.26	277.19	157.29	132.87
Number of accumulation units outstanding at end of period (000’s)	0	0	2	75	76	48	111	123	16	11

	Universal VIA Money Market, L Share, M&E 1.75%
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	0.07	0.03	(0.23)	(0.24)	(0.03)	(0.11)	0.11	0.11	0.02	(0.18)
Net realized and unrealized gains (losses) on securities	(0.22)	(0.09)	0.04	0.05	(0.14)	(0.08)	(0.31)	(0.33)	(0.27)	(0.07)
Net increase (decrease) in accumulation unit value	(0.15)	(0.06)	(0.19)	(0.19)	(0.17)	(0.19)	(0.20)	(0.22)	(0.25)	(0.25)
Accumulation unit value at beginning of year	7.39	7.45	7.64	7.83	8.00	8.19	8.39	8.61	8.86	9.11
Accumulation unit value at end of year	7.24	7.39	7.45	7.64	7.83	8.00	8.19	8.39	8.61	8.86
Total return	(2.03)	(0.81)	(2.49)	(2.43)	(2.13)	(2.32)	(2.38)	(2.56)	(2.82)	(2.74)
Net assets, end of year (000’s)	601	451	737	1,333	844	1,793	1,921	1,702	335	736
Expenses to average net assets(b)	2.35	2.68	2.32	2.19	2.13	2.08	2.05	2.46	2.64	2.80
Net investment loss to average net assets	(1.93)	(0.99)	(2.31)	(2.19)	(2.12)	(2.07)	(2.02)	(2.42)	(2.60)	(2.78)
Portfolio turnover rate	117.91	76.45	78.10	67.82	107.84	169.76	149.26	277.19	157.29	132.87
Number of accumulation units outstanding at end of period (000’s)	83	61	99	174	108	224	234	203	39	83

	Universal VIA Money Market, L Share, M&E 1.75% Enhanced Death Benefit
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Net Investment Income (Loss)(a)	-	-	-	-	-	-	0.11	0.11	-	-
Net realized and unrealized gains (losses) on securities	-	-	-	-	-	-	(8.28)	(0.34)	-	-
Net increase (decrease) in accumulation unit value	-	-	-	-	-	-	(8.17)	(0.23)	-	-
Accumulation unit value at beginning of year	-	-	-	-	-	-	8.17	8.40	-	-
Accumulation unit value at end of year	-	-	-	-	-	-	-	8.17	-	-
Total return	-	-	-	-	-	-	(100.00)	(2.74)	-	-
Net assets, end of year (000’s)	-	-	-	-	-	-	-	77	-	-
Expenses to average net assets(b)	-	-	-	-	-	-	2.05	2.46	-	-
Net investment loss to average net assets	-	-	-	-	-	-	(2.02)	(2.42)	-	-
Portfolio turnover rate	-	-	-	-	-	-	149.26	277.19	-	-
Number of accumulation units outstanding at end of period (000’s)	-	-	-	-	-	-	-	9	-	-

General Description of the Fortune V Separate Account and Insurance Company

Universal Life Insurance Company is a stock life insurance company organized as Eastern America Life Insurance Company in 1993 under the laws of the Commonwealth of Puerto Rico, with its home office at Metro Office Park Street 1, Lot 10, Guaynabo, PR 00968. Universal Life is a provider of several insurance products: individual, group life, group disability, credit life, annuities & IRA’s. It is admitted to do business for life, disability and variable insurance by the Office of Commissioner of Insurance in the Commonwealth of Puerto Rico. Universal Life is a member of the Universal Group of companies that operate in Puerto Rico and United States. Universal Life is a wholly-owned subsidiary of Universal Insurance Company, Inc.

Universal Life has received the following rating from independent rating agency:

A.M. Best

B+ (Good) Negative Outlook – “Assigned to companies that have, in our opinion, a good ability to meet their ongoing insurance obligations.”

The last rating evaluation was performed on May 10, 2021 and is current as of the date of this Prospectus and assigned as a measure of Universal Life’s ability to make payment on its obligations (including its obligations under the Contract) but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any underlying mutual fund. Universal Life has a duty to update the Rating, should it change. To gather the most up to date rating please go to www.ambest.com

Universal Life established the Variable Account on March 1, 2007, pursuant to the applicable provisions of the Puerto Rico Insurance Code. The Variable Account is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a management investment company. It is the Variable Account through which the Company sets aside, separate and apart from its general assets, assets attributable to the variable portion of its variable annuity contracts. Registration under the 1940 Act does not involve supervision of management or investment practices or policies by the SEC.

Income, gains, and losses credited to, or charged against, the Variable Account, whether or not realized, reflect the Variable Account’s own investment experience and not the investment experience of Universal Life’s other assets. The Variable Account’s assets are held separately from Universal Life’s assets and are not chargeable with liabilities incurred in any other business of Universal Life. Universal Life is obligated to pay all amounts promised to Contract Owners under the Contract.

The Variable Account is divided into six (6) Sub-Accounts among which the Contract Owners that purchase the Contract may allocate their purchase payments, subject to the terms and conditions in the Contract. The Sub-Accounts consist of segregated and separately-managed pools of assets of the Variable Account, and each is managed by Universal Financial Services as the investment adviser contracted by Universal Life to manage the Sub-Account. The Sub-Accounts are available for investment only through the purchase of the Contract. Each Sub-Account is non-diversified and will have a generally defined investment strategy.

The Portfolio Construction Manager may fulfill the defined investment strategy of the Sub-Accounts by investing directly in mutual funds that are themselves consistent with the defined strategy. In addition, the Portfolio Construction Manager, under the direction of Universal Life, will have discretion to change the underlying investments of a Sub-Account at any time as deemed appropriate and consistent with the defined investment strategy, and Universal Life will be able to replace the Portfolio Construction Manager as it judges appropriate.

Amounts allocated to a Sub-Account by the Contract Owner will be used to purchase Accumulation Units, representing value units of the total investment of the Sub-Account. After the initial purchase of Accumulation Units, the value of the Contract’s investment in a Sub-Account will be based on the number of Accumulation Units held and the current Accumulation Unit value, which will fluctuate with the investment performance of the underlying mutual funds held by the Sub-Account. Prior to Annuitization, reallocations of the Contract’s account value among the Sub-Account investment options can be made by the Contract Owner a limited number of times per calendar year, subject to certain additional limitations. However, Universal Life can refuse, limit or otherwise restrict transfer requests or take any reasonable action it deems necessary to protect the Contract Owners from harmful trading practices that negatively impact underlying Sub-Account performance. The Contract account value during the deferral period of the Contract, and the amount available for Annuitization, will be based on the total value of all Accumulation Units of all the Sub-Accounts among which the account value was allocated by the Contract Owner.

The particular Sub-Accounts available under the Variable Account may change from time to time at Universal Life’s sole discretion. Specifically, Sub-Accounts that are initially available may be removed or closed off to future investment. New Sub-Accounts may be added. Contract Owners will receive notice from Universal Life of any such changes that affect their Contract in the form of supplements or amendments to this Prospectus.

The prospectus of each mutual fund held by the Sub-Accounts contains more detailed information, including information regarding fees and expenses in connection with investing in such mutual funds that you should be aware of. Prospectuses for such underlying mutual funds should be read in conjunction with this Prospectus. For more information regarding underlying mutual funds please refer to https://www.transamerica.com/investments-fund-center.

Investment Objectives and Policies

The investment objective of each Sub-Account and the strategies each Sub-Account employs to achieve its objective are set forth below. There can be no assurance that a Sub-Account will achieve its objective.

Growth Portfolio: Seeks long-term capital appreciation by investing, under normal circumstances, primarily in underlying funds that invest in U.S. and foreign (including emerging market) equities, commodity-related securities, and alternative investments. Equity investments may be made across a range of capitalization size, industries and sectors. The underlying funds may also invest in real estate investment trusts (“REITs”). The portfolio may also invest directly in U.S. government securities and/or short-term commercial paper.

Moderate Growth Portfolio: Seeks capital appreciation with current income as a secondary objective. The portfolio seeks to achieve its investment objective by investing, under normal circumstances, in underlying funds that are expected to achieve a mix over time of approximately 70% of net assets in equities, which may include both stocks and commodity-related securities, and approximately 30% of net assets in fixed-income, which may include bonds, floating-rate bank loans, cash, cash equivalents, and other money market instruments. These percentages may vary. The underlying funds may invest in a variety of U.S. and foreign (including emerging market) equity and fixed-income (including high-yield) securities and alternative investments. Equity investments may be made across a range of capitalization size, industries and sectors. The underlying funds may also invest in REITs.

Moderate Portfolio: Seeks capital appreciation and current income. The portfolio seeks to achieve its investment objective by investing, under normal circumstances, in underlying funds that are expected to achieve a mix over time of approximately 50% of net assets in equities, which may include both stocks and commodity-related securities, and approximately 50% of net assets in fixed-income, which may include bonds, floating-rate bank loans, cash, cash equivalents, and other money market instruments. These percentages may vary. The portfolio is subject to implied volatility guidelines. Based on these guidelines, which include a formula using the level of implied market volatility, the Portfolio Construction Manager may increase equity exposure to approximately 66% or may decrease equity exposure to approximately 30%. Notwithstanding the guidelines, the Portfolio Construction Manager may elect to allocate fewer assets to equities when it believes it is advisable to do so. The underlying funds may invest in a variety of U.S. and foreign (including emerging market) equity and fixed-income (including high-yield) securities and alternative investments. Equity investments may be made across a range of capitalization size, industries and sectors. The underlying funds may also invest in real estate investment trusts REITs.

Conservative Portfolio: Seeks current income and preservation of capital. The portfolio seeks to achieve its investment objective by investing, under normal circumstances, in underlying funds that are expected to achieve a mix over time of approximately 35% of net assets in equities, which may include both stocks and commodity-related securities, and approximately 65% of net assets in fixed-income, which may include bonds, floating-rate bank loans, cash, cash equivalents, and other money market instruments. These percentages may vary. The portfolio is subject to implied volatility guidelines. Based on these guidelines and the level of implied market volatility, the Portfolio Construction Manager may increase equity exposure to approximately 51% or may decrease equity exposure to approximately 15%. Notwithstanding the guidelines, the Portfolio Construction Manager may elect to allocate fewer assets to equities when it believes it is advisable to do so. The underlying funds may invest in a variety of U.S. and foreign (including emerging market) equity and fixed-income (including high-yield) securities and alternative investments. Equity investments may be made across a range of capitalization size, industries and sectors. The underlying funds may also invest in real estate investment trusts REITs.

International Growth Portfolio: Seeks long term capital appreciation. The portfolio seeks to achieve its investment objective by investing, under normal circumstances, primarily in underlying funds that invest in international (developed and emerging markets) equities, including global REITs. Equity investments may be made across a range of capitalization size, industries and sectors. These underlying funds generally expect to be invested in more than three different countries.

Money Market Portfolio: Seeks maximum current income from money market securities consistent with liquidity and preservation of principal by investing in Transamerica Money Market Fund I2. The underlying fund’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), invests the underlying fund’s assets in high quality, U.S. dollar-denominated short-term money market instruments. These instruments include:

●	Short-term U.S. government obligations, corporate bonds and notes, bank obligations (such as certificates of deposit and bankers’ acceptances), commercial paper, asset-backed securities and repurchase agreements

●	Obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities

●	Obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks.

The underlying fund may invest without limit in obligations of U.S. banks.

Bank obligations purchased for the underlying fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the underlying fund are limited to U.S. savings association obligations issued by U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the underlying fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion total asset requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations.

The underlying fund will enter into repurchase agreements only with financial institutions that the sub-adviser determines are creditworthy. A financial institution must furnish collateral to the underlying fund at least equal in value to the amount of its repurchase obligation. This collateral generally consists of U.S. government securities, but may also consist of non-U.S. government securities including securities that could not be held by the underlying fund without the seller’s repurchase commitment. When the underlying fund enters into a repurchase agreement with collateral that it could not otherwise hold, the fund takes on additional credit and other risks. The sub-adviser is responsible for ensuring that each repurchase agreement is eligible for purchase by the underlying fund.

As a money market fund, the underlying fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, diversification, liquidity and maturity of its investments. Each security, at the time of purchase by the underlying fund, has been determined by the sub-adviser to present minimal credit risk. Where required by these rules, the underlying fund’s sub-adviser or Board of Trustees will decide whether the security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Allocation of assets among the underlying funds is based on factors such as diversification, general market outlooks, volatility in the equity markets, historical performance, current valuations, and other global economic factors.

Each Sub-Account’s investment objective and, unless otherwise noted, its investment policies and techniques may be changed by the Board without approval of Contract Owners. A change in the investment objective or policies of a Sub-Account may result in the Sub-Account having an investment objective or policies different from those which a shareholder deemed appropriate at the time of investment.

Whenever a Sub-Account is requested to vote on a fundamental policy of a Fund, the Company will follow the procedures described in the prospectus under the section entitled “Voting Rights.”

It is not possible to predict the extent to which a Sub-Account will be invested in a particular underlying fund at any time. A Sub-Account may be a significant shareholder in certain underlying funds.

The Portfolio Construction Manager, Morningstar Investment Management LLC, may change the Sub-Account’s asset allocations and underlying funds at any time without notice to Contract Owners and without shareholder approval.

Under adverse or unstable market, economic or political conditions, a Sub-Account may take temporary defensive positions in cash and short-term debt securities without limit.

List of Underlying Funds

The following lists contain the names of the underlying funds in which the Sub-Accounts may invest, as of the date hereof and it is subject to change from time to time. For a summary of the respective investment objectives and principal investment strategies, expenses and risks of each underlying fund, please refer to the information about such underlying fund which is contained in that underlying fund’s prospectus, available at https://www.transamerica.com/investments-fund-center.

Growth Portfolio:

Transamerica Capital Growth I2
Transamerica Dividend Focused I2
Transamerica Emerging Markets Equity I2
Transamerica Event Driven I2
Transamerica Global Multifactor Macro I2
Transamerica Global Real Estate Secs I2
Transamerica International Equity I2
Transamerica International Growth I2
Transamerica International Sm Cp Val I2
Transamerica International Stock I2
Transamerica International Value I2
Transamerica Large Cap Value I2
Transamerica Long/Short Strategy I2
Transamerica Managed Futures Strategy I2
Transamerica Mid Cap Growth I2
Transamerica Mid Cap Value I2
Transamerica Mid Cap Value Opps I2
Transamerica MLP & Energy Income I2
Transamerica Small Cap Core I2
Transamerica Small Cap Growth I2
Transamerica Small Cap Value I2
Transamerica Small/Mid Cap Value I2
Transamerica US Growth I2
Transamerica Government Money Market I2

Moderate Growth Portfolio:

Transamerica Bond I2
Transamerica Capital Growth I2
Transamerica Core Bond I2
Transamerica Dividend Focused I2
Transamerica Emerging Markets Debt I2
Transamerica Emerging Markets Equity I2
Transamerica Event Driven I2
Transamerica Floating Rate I2
Transamerica Global Multifactor Macro I2
Transamerica Global Real Estate Secs I2
Transamerica High Yield Bond I2
Transamerica Inflation Opps I2
Transamerica Intermediate Bond I2
Transamerica International Equity I2
Transamerica International Growth I2
Transamerica International Sm Cp Val I2
Transamerica International Stock I2
Transamerica International Value I2
Transamerica Large Cap Value I2
Transamerica Long/Short Strategy I2
Transamerica Managed Futures Strategy I2
Transamerica Mid Cap Growth I2
Transamerica Mid Cap Value I2
Transamerica Mid Cap Value Opps I2
Transamerica MLP & Energy Income I2
Transamerica Short-Term Bond I2
Transamerica Small Cap Core I2
Transamerica Small Cap Growth I2
Transamerica Small Cap Value I2
Transamerica Small/Mid Cap Value I2
Transamerica Total Return I2
Transamerica Unconstrained Bond I2
Transamerica US Growth I2
Transamerica Government Money Market I2

Moderate Portfolio:

Transamerica Bond I2
Transamerica Capital Growth I2
Transamerica Core Bond I2
Transamerica Dividend Focused I2
Transamerica Emerging Markets Debt I2
Transamerica Emerging Markets Equity I2
Transamerica Event Driven I2
Transamerica Floating Rate I2
Transamerica Global Multifactor Macro I2
Transamerica Global Real Estate Secs I2
Transamerica High Yield Bond I2
Transamerica Inflation Opps I2
Transamerica Intermediate Bond I2
Transamerica International Equity I2
Transamerica International Growth I2
Transamerica International Sm Cp Val I2
Transamerica International Stock I2
Transamerica International Value I2
Transamerica Large Cap Value I2
Transamerica Long/Short Strategy I2
Transamerica Managed Futures Strategy I2
Transamerica Mid Cap Growth I2
Transamerica Mid Cap Value I2
Transamerica Mid Cap Value Opps I2
Transamerica MLP & Energy Income I2
Transamerica Short-Term Bond I2
Transamerica Small Cap Core I2
Transamerica Small Cap Growth I2
Transamerica Small Cap Value I2
Transamerica Small/Mid Cap Value I2
Transamerica Total Return I2
Transamerica Unconstrained Bond I2
Transamerica US Growth I2
Transamerica Government Money Market I2

Conservative Portfolio:

Transamerica Bond I2
Transamerica Capital Growth I2
Transamerica Core Bond I2
Transamerica Dividend Focused I2
Transamerica Emerging Markets Debt I2
Transamerica Emerging Markets Equity I2
Transamerica Event Driven I2
Transamerica Floating Rate I2
Transamerica Global Multifactor Macro I2
Transamerica Global Real Estate Secs I2
Transamerica High Yield Bond I2
Transamerica Inflation Opps I2
Transamerica Intermediate Bond I2
Transamerica International Equity I2
Transamerica International Growth I2
Transamerica International Sm Cp Val I2
Transamerica International Stock I2
Transamerica International Value I2
Transamerica Large Cap Value I2
Transamerica Long/Short Strategy I2
Transamerica Managed Futures Strategy I2
Transamerica Mid Cap Growth I2
Transamerica Mid Cap Value I2
Transamerica Mid Cap Value Opps I2
Transamerica MLP & Energy Income I2
Transamerica Short-Term Bond I2
Transamerica Small Cap Core I2
Transamerica Small Cap Growth I2
Transamerica Small Cap Value I2
Transamerica Small/Mid Cap Value I2
Transamerica Total Return I2
Transamerica Unconstrained Bond I2
Transamerica US Growth I2
Transamerica Government Money Market I2

International Growth Portfolio:

Transamerica Emerging Markets Equity I2
Transamerica Global Real Estate Secs I2
Transamerica International Equity I2
Transamerica International Growth I2
Transamerica International Sm Cp Val I2
Transamerica International Stock I2
Transamerica International Value I2
Transamerica Government Money Market I2

Money Market Portfolio:

Transamerica Money Market Fund I2

Investment Policies

Fundamental Investment Policies

Fundamental investment policies of each Sub-Account may not be changed without the vote of a majority of the outstanding voting securities of the Sub-Account, defined under the 1940 Act as the lesser of (a) 67% or more of the voting securities of the Sub-Account present at a shareholder/investor meeting, if the holders of more than 50% of the outstanding voting securities of the Sub-Account are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Sub-Account.

Each Sub-Account has adopted the following fundamental policies:

1. Borrowing

The Sub-Account may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

2. Underwriting Securities

The Sub-Account may not engage in the business of underwriting the securities of other issuers except as permitted by the 1940 Act.

3. Making Loans

The Sub-Account may not make loans, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4. Senior Securities

The Sub-Account may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5. Real Estate

The Sub-Account may not purchase or sell real estate except as permitted by the 1940 Act.

6. Commodities

The Sub-Account may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

Additional Information about Fundamental Investment Policies:

The following provides additional information about each of the fundamental investment policies. This information does not form part of the fundamental investment policies.

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a Sub-Account to borrow money in amounts of up to one-third of the Sub-Account total assets from banks for any purpose, and to borrow up to 5% of the Sub-Account’s total assets from banks or other lenders for temporary purposes (the Sub-Account total assets include the amounts being borrowed). To limit the risks attendant to borrowing, the 1940 Act requires the Sub-Account’s to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Sub-Account’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.

With respect to the fundamental policy relating to underwriting set forth in (2) above, the 1940 Act does not prohibit a Sub-Account from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, the 1940 Act permits a Sub-Account to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the Sub-Account’s underwriting commitments, when added to the value of the Sub-Account’s investments in issuers where the Sub-Account owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A Sub-Account engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”). Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. Although it is not believed that the application of the 1933 Act provisions described above would cause a Sub-Account to be engaged in the business of underwriting, the policy in (2) above will be interpreted not to prevent the Sub-Account from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Sub-Account may be considered to be an underwriter under the 1933 Act.

With respect to the fundamental policy relating to lending set forth in (3) above, the 1940 Act does not prohibit a Sub-Account from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets. Each Sub-Account will be permitted by this policy to make loans of money, including to other funds, Sub-Accounts, portfolio securities or other assets. A Sub-Account would have to obtain exemptive relief from the SEC to make loans of money to other funds and Sub-Accounts.

With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as Sub-Account obligations that have a priority over the Sub-Account’s shares with respect to the payment of dividends or the distribution of Sub-Account’s assets. The 1940 Act prohibits a Sub-Account from issuing senior securities, except that the Sub-Account may borrow money in amounts of up to one-third of the Sub-Account’s total assets from banks for any purpose. A Sub-Account also may borrow up to 5% of the Sub-Account’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a Sub-Account can increase the speculative character of the Sub-Account’s outstanding shares through leveraging.

With respect to the fundamental policy relating to real estate set forth in (5) above, the 1940 Act does not prohibit a Sub-Account from owning real estate; however, a Sub-Account is limited in the amount of illiquid assets it may purchase. To the extent that investments in real estate are considered illiquid, the current SEC staff position generally limits a Sub-Account’s purchases of illiquid securities to 15% of net assets. The policy in (5) above will be interpreted not to prevent a Sub-Account from investing in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, mortgage-backed securities instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities. Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. In addition, owners of real estate may be subject to various liabilities, including environmental liabilities.

With respect to the fundamental policy relating to commodities set forth in (6) above, the 1940 Act does not prohibit a Sub-Account from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, a Sub-Account is limited in the amount of illiquid assets it may purchase. To the extent that investments in commodities are considered illiquid, the current SEC staff position generally limits a Sub-Account’s purchases of illiquid securities to 15% of net assets.

The Sub-Account’s fundamental policies are written and will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC, its staff and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the practice will be considered to be permitted if either the 1940 Act permits the practice or the 1940 Act does not prohibit the practice.

As a non-fundamental policy, the Sub-Accounts’ investments will not be concentrated in particular industries or groups of industries. In accordance with the Sub-Accounts’ investment programs set forth in the Prospectus, each of the Sub-Accounts may invest more than 25% of its assets in certain of the underlying funds.

A description of the Sub-Accounts’ policies and procedures with respect to the disclosure of portfolio securities is contained in the SAI.

Risk Factors

The value of your purchase payments invested in the various Sub-Accounts in your Contract are not guaranteed and will increase and decrease according to the investment performance of the underlying mutual funds. You assume the investment risk of the purchase payments allocated to the various Sub-Accounts in your Contract. A comprehensive discussion of each Sub-Account’s objectives and risks is found in this Prospectus. You should review the investment objectives of each Sub-Account carefully before allocating purchase payments to any Sub-Accounts.

Value of Investments in Underlying Mutual Funds

An investment in any of the Sub-Accounts carries with it certain risks, including the risk that the value of the investments in mutual funds through the Sub-Account, will decline and you could lose money. This could happen if the financial investment markets as a whole decline in value or if the investments made by a mutual fund held by a Sub-Account in which you have invested declines in value. You should review the prospectuses of the underlying mutual funds carefully and analyze the risk factors disclosed therein that are applicable to each Sub-Account. Amounts allocated to a Sub-Account by the Contract Owner will be used to purchase Accumulation Units, representing value units of the total investment of the Sub-Account. After the initial purchase of Accumulation Units, the value of a Contract’s investment in a Sub-Account will be based on the number of units held and the current Accumulation Unit value, which will fluctuate with the investment performance of the underlying investments of the Sub-Account. Some of such risks are as follows:

Equity Risk - Common stocks and other similar equity securities are the riskiest investments in a company and they fluctuate more in value than bonds. An underlying mutual fund could lose all of its investment in a company’s stock.

Industry Concentration Risk - Certain underlying mutual funds may concentrate their investments in a given industry or business segment. Such concentration may increase such underlying mutual fund’s costs or fluctuations in the value of its investment portfolio.

Credit and Interest Rate Risks - The underlying mutual funds may invest in bonds and other income-producing securities, such as preferred stock. These securities are subject to credit risk and interest rate risk. Credit risk is the risk that an issuer of a bond or other income-producing security will not make interest or principal payments when they are due. Even if an issuer does not default on a payment, a bond’s value may decline if the market anticipates that the issuer has become less able or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. The value of bonds generally can be expected to fall when interest rates rise. Interest rate risk is the risk that interest rates will raise, so that value of an underlying mutual fund’s investments in bonds will fall. The impact of changes in the general level of interest rates on lower quality bonds may be greater than the impact on higher quality bonds.

Non - Diversification Risk - Certain underlying mutual funds may be non-diversified. Non-diversification risk is the risk that large positions in a small number of issuers may cause greater fluctuations on the underlying fund’s Net Asset Value as a result of changes in the market’s assessment of the financial condition of such issuers.

Foreign Securities Risk - Certain underlying mutual funds invest primarily in American Depositary Receipts (“ADRs”) representing interest in foreign issuers. While ADRs are not necessarily denominated in the currencies of the foreign securities they represent, they are subject to many of the risks associated with foreign securities. Such risks can increase the chances that the applicable underlying mutual funds will lose money. These risks include difficulty in pricing securities, defaults on foreign government securities, difficulties enforcing favorable judgments in foreign courts and political and social instability. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Illiquid Securities - Some of the underlying mutual funds may invest some of their funds in illiquid securities. Illiquid securities face the risk that they may not be readily sold, particularly at times when it is advisable to avoid losses.

Commodities – To the extent the portfolio invest in commodities or instruments whose performance is linked to the price of an underlying commodity or commodity index, the portfolio will be subject to the risks of investing in commodities, including regulatory, economic and political developments, weather events and natural disasters and market disruptions. The portfolio’s investment exposure to the commodities markets may subject the portfolio to greater volatility than investments in more traditional securities, such as stocks and bonds. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

Counterparty – The portfolio will be subject to credit risk (that is, where changes in an issuer’s financial strength or credit rating may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives, repurchase agreements and other financial contracts entered into by the portfolio or held by special purpose or structured vehicles. If counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the portfolio may decline.

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivatives themselves behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. The portfolio may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value and the counterparty may default on its obligations to the portfolio. The portfolio’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Manager – The portfolio is subject to the risk that the Portfolio Construction Manager’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the Portfolio Construction Manager to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Market – The market prices of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. Financial markets in the U.S., Europe and elsewhere have experienced increased volatility and decreased liquidity since the global financial crisis began in 2008. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, or other related efforts in response to the crisis could negatively affect financial markets generally and increase market volatility as well as result in higher interest rates and reduce the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the Portfolio Construction Manager. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and in some instances may contribute to decreased liquidity and increased volatility in the financial markets.

REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.

Risk Factors Applicable to the Growth Portfolio

●	Asset Allocation – The Portfolio Construction Manager allocates the portfolio’s assets among various asset classes and underlying funds. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform.

●	Commodities – To the extent the portfolio invest in commodities or instruments whose performance is linked to the price of an underlying commodity or commodity index, the portfolio will be subject to the risks of investing in commodities, including regulatory, economic and political developments, weather events and natural disasters and market disruptions. The portfolio’s investment exposure to the commodities markets may subject the portfolio to greater volatility than investments in more traditional securities, such as stocks and bonds. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

●	Counterparty – The portfolio will be subject to credit risk (that is, where changes in an issuer’s financial strength or credit rating may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives, repurchase agreements and other financial contracts entered into by the portfolio or held by special purpose or structured vehicles. If counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the portfolio may decline.

●	Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

●	Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivatives themselves behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. The portfolio may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value and the counterparty may default on its obligations to the portfolio. The portfolio’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

●	Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

●	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.

●	Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

●	Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

●	Interest Rate – Interest rates in the U.S. have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

●	Leveraging – The value of your investment may be more volatile to the extent that the portfolio borrows or uses derivatives or other investments that have a leveraging effect on the portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.

●	Manager – The portfolio is subject to the risk that the Portfolio Construction Manager’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the Portfolio Construction Manager to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

●	Market – The market prices of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. Financial markets in the U.S., Europe and elsewhere have experienced increased volatility and decreased liquidity since the global financial crisis began in 2008. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, or other related efforts in response to the crisis could negatively affect financial markets generally and increase market volatility as well as result in higher interest rates and reduce the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the Portfolio Construction Manager. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and in some instances may contribute to decreased liquidity and increased volatility in the financial markets.

●	REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.

●	Underlying Funds – Because the portfolio invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the portfolio invests more of its assets in one underlying fund than in another, the portfolio will have greater exposure to the risks of that underlying fund. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “Underlying Funds” section of the fund’s prospectus identifies certain risks of each underlying fund.

●	Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology.

Risks Factors Applicable to the Moderate Growth Portfolio

●	Asset Allocation – The Portfolio Construction Manager allocates the portfolio’s assets among various asset classes and underlying funds. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform.

●	Commodities – To the extent the portfolio invest in commodities or instruments whose performance is linked to the price of an underlying commodity or commodity index, the portfolio will be subject to the risks of investing in commodities, including regulatory, economic and political developments, weather events and natural disasters and market disruptions. The portfolio’s investment exposure to the commodities markets may subject the portfolio to greater volatility than investments in more traditional securities, such as stocks and bonds. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

●	Counterparty – The portfolio will be subject to credit risk (that is, where changes in an issuer’s financial strength or credit rating may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives, repurchase agreements and other financial contracts entered into by the portfolio or held by special purpose or structured vehicles. If counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the portfolio may decline.

●	Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk bonds”) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

●	Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

●	Derivatives – Using derivatives expose the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivatives themselves behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. The portfolio may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value and the counterparty may default on its obligations to the portfolio. The portfolio’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

●	Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

●	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.

●	Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the portfolio’s share price to be more volatile.

●	Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

●	Floating Rate Loans – Floating rate loans are often made to borrowers whose financial condition is troubled or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans may have trade settlement periods in excess of seven days, which may result in the fund not receiving proceeds from the sale of a loan for an extended period. As a result, the fund may be subject to greater “Liquidity” risk than a fund that does not invest in floating rate loans and the fund may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.

●	Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

●	High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

●	Interest Rate – Interest rates in the U.S. have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

●	Leveraging – The value of your investment may be more volatile to the extent that the portfolio borrows or uses derivatives or other investments that have a leveraging effect on the portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.

●	Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.

●	Manager – The portfolio is subject to the risk that the Portfolio Construction Manager’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the Portfolio Construction Manager to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

●	Market – The market prices of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. Financial markets in the U.S., Europe and elsewhere have experienced increased volatility and decreased liquidity since the global financial crisis began in 2008. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, or other related efforts in response to the crisis could negatively affect financial markets generally and increase market volatility as well as result in higher interest rates and reduce the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the Portfolio Construction Manager. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and in some instances may contribute to decreased liquidity and increased volatility in the financial markets.

●	Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.

●	REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.

●	Underlying Funds – Because the portfolio invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the portfolio invests more of its assets in one underlying fund than in another, the portfolio will have greater exposure to the risks of that underlying fund. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “Underlying Funds” section of the fund’s prospectus identifies certain risks of each underlying fund.

●	U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. Although the U.S. government has provided financial support to the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

●	Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology.

Risks Factors Applicable to the Moderate Portfolio

●	Asset Allocation – The Portfolio Construction Manager allocates the portfolio’s assets among various asset classes and underlying funds. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform.

●	Commodities – To the extent the portfolio invest in commodities or instruments whose performance is linked to the price of an underlying commodity or commodity index, the portfolio will be subject to the risks of investing in commodities, including regulatory, economic and political developments, weather events and natural disasters and market disruptions. The portfolio’s investment exposure to the commodities markets may subject the portfolio to greater volatility than investments in more traditional securities, such as stocks and bonds. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

●	Counterparty – The portfolio will be subject to credit risk (that is, where changes in an issuer’s financial strength or credit rating may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives, repurchase agreements and other financial contracts entered into by the portfolio or held by special purpose or structured vehicles. If counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the portfolio may decline.

●	Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk bonds”) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

●	Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

●	Derivatives – Using derivatives expose the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivatives themselves behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. The portfolio may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. The portfolio’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

●	Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

●	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.

●	Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the portfolio’s share price to be more volatile.

●	Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

●	Floating Rate Loans – Floating rate loans are often made to borrowers whose financial condition is troubled or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans may have trade settlement periods in excess of seven days, which may result in the fund not receiving proceeds from the sale of a loan for an extended period. As a result, the fund may be subject to greater “Liquidity” risk than a fund that does not invest in floating rate loans and the fund may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.

●	Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

●	High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

●	Interest Rate – Interest rates in the U.S. have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

●	Leveraging – The value of your investment may be more volatile to the extent that the portfolio borrows or uses derivatives or other investments that have a leveraging effect on the portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.

●	Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.

●	Manager – The portfolio is subject to the risk that the Portfolio Construction Manager’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the Portfolio Construction Manager to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

●	Market – The market prices of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. Financial markets in the U.S., Europe and elsewhere have experienced increased volatility and decreased liquidity since the global financial crisis began in 2008. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, or other related efforts in response to the crisis could negatively affect financial markets generally and increase market volatility as well as result in higher interest rates and reduce the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the Portfolio Construction Manager. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and in some instances may contribute to decreased liquidity and increased volatility in the financial markets.

●	Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.

●	REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.

●	Underlying Funds – Because the portfolio invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the portfolio invests more of its assets in one underlying fund than in another, the portfolio will have greater exposure to the risks of that underlying fund. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “Underlying Funds” section of the fund’s prospectus identifies certain risks of each underlying fund.

●	U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. Although the U.S. government has provided financial support to the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

●	Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology.

Risk Factors Applicable to the Conservative Portfolio

●	Asset Allocation – The Portfolio Construction Manager allocates the portfolio’s assets among various asset classes and underlying funds. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform.

●	Commodities – To the extent the portfolio invest in commodities or instruments whose performance is linked to the price of an underlying commodity or commodity index, the portfolio will be subject to the risks of investing in commodities, including regulatory, economic and political developments, weather events and natural disasters and market disruptions. The portfolio’s investment exposure to the commodities markets may subject the portfolio to greater volatility than investments in more traditional securities, such as stocks and bonds. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

●	Convertible Securities – Convertible securities share investment characteristics of both fixed income and equity securities. However, the value of these securities tends to vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also tends to exhibit lower volatility than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

●	Counterparty – The portfolio will be subject to credit risk (that is, where changes in an issuer’s financial strength or credit rating may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives, repurchase agreements and other financial contracts entered into by the portfolio or held by special purpose or structured vehicles. If counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the portfolio may decline.

●	Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk bonds”) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

●	Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

●	Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivatives themselves behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. The portfolio may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value and the counterparty may default on its obligations to the portfolio. The portfolio’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

●	Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

●	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.

●	Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the portfolio’s share price to be more volatile.

●	Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

●	Floating Rate Loans – Floating rate loans are often made to borrowers whose financial condition is troubled or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans may have trade settlement periods in excess of seven days, which may result in the fund not receiving proceeds from the sale of a loan for an extended period. As a result, the fund may be subject to greater “Liquidity” risk than a fund that does not invest in floating rate loans and the fund may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.

●	Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

●	High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

●	Interest Rate – Interest rates in the U.S. have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

●	Leveraging – The value of your investment may be more volatile to the extent that the portfolio borrows or uses derivatives or other investments that have a leveraging effect on the portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.

●	Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.

●	Manager – The portfolio is subject to the risk that the Portfolio Construction Manager’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the Portfolio Construction Manager to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

●	Market – The market prices of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. Financial markets in the U.S., Europe and elsewhere have experienced increased volatility and decreased liquidity since the global financial crisis began in 2008. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, or other related efforts in response to the crisis could negatively affect financial markets generally and increase market volatility as well as result in higher interest rates and reduce the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the Portfolio Construction Manager. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and in some instances may contribute to decreased liquidity and increased volatility in the financial markets.

●	Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.

●	REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.

●	Underlying Funds – Because the portfolio invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the portfolio invests more of its assets in one underlying fund than in another, the portfolio will have greater exposure to the risks of that underlying fund. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “Underlying Funds” section of the fund’s prospectus identifies certain risks of each underlying fund.

●	U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. Although the U.S. government has provided financial support to the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

●	Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology.

Risk Factors Applicable to the International Growth Portfolio

●	Asset Allocation - The Portfolio Construction Manager allocates the portfolio’s assets among various underlying funds. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform other investments with a similar strategy.

●	Cash Management and Defensive Investing - Money market instruments or short-term debt securities held by the portfolio for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the portfolio will not earn income on the cash and the portfolio’s yield will go down. If a significant amount of the portfolio’s assets are used for cash management or defensive investing purposes, it will be more difficult for the portfolio to achieve its objective.

●	Currency - When the portfolio invests in securities denominated in foreign currencies, the portfolio may incur currency conversion costs and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or control banks, the imposition of currency controls, and speculation.

●	Emerging Markets - Investing in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

●	Fixed-Income Securities - The market prices of fixed-income securities may go up or down, sometimes rapidly or unpredictably due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of investment in the portfolio will go down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

If interest rates rise, repayments of fixed-income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer. This is sometimes referred to as extension risk.

Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. This is sometimes referred to as prepayment or call risk.

●	Foreign Securities - Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities.

●	Increase in Expenses - Actual costs of investing in the portfolio may be higher than expected for a variety of reasons. For example, expense ratios may be higher than expected if average net assets decrease. Net assets are more likely to decrease and the portfolio expense ratios are more likely to increase when markets are volatile.

●	Market - The market prices of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of the portfolio’s investment will go down. The portfolio may experience a substantial or complete loss on any individual security. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

●	Stocks - Stocks may be volatile – their prices may go up and down dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, the securities market as a whole or the over-all economy.

●	Underlying Funds - Because the portfolio invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Each of the underlying funds in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the portfolio invests more of its assets in one underlying fund than in another, the portfolio will have greater exposure to the risks of that underlying fund. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying funds in which it invests.

Risk Factors Applicable to the Money Market Portfolio

An investment in this portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio, and such loss is more likely in a low interest rate environment.

In addition, you should be aware that there have been a very small number of money market funds in other fund complexes that, in the past, have failed to pay investors $1.00 per share for their investment in those funds (this is referred to as “breaking the buck”), and any money market fund may do so in the future. If a money market fund breaks the buck or if money market funds are perceived to be likely to do so, there could be significant redemptions from money market funds, driving market prices of securities down and making it more difficult for the portfolio to maintain a $1.00 per share net asset value. You should also be aware that Universal and its affiliates are under no obligation to provide financial support to the portfolio or take other measures to ensure that you receive $1.00 per share for your investment in the portfolio. You should not invest in the portfolio with the expectation that any such action will be taken.

There is no assurance that the portfolio will meet its investment objective. The portfolio could underperform short-term debt instruments or other money market funds, or you could lose money, as a result of risks (in alphabetical order) such as:

●	Banking Industry – The portfolio may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks and other financial services companies, and thus will be more susceptible to negative events affecting the worldwide financial services sector. Banks are sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability.

●	Credit – An issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

●	Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

●	Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

●	Interest Rate – The interest rates on short-term obligations held in the portfolio will vary, rising or falling with short-term interest rates generally. Interest rates in the United States have recently been at historically low levels. The portfolio’s yield will tend to lag behind general changes in interest rates. The ability of the portfolio’s yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.

●	Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.

●	Manager – The underlying fund is actively managed by such fund’s sub-adviser. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the sub-adviser may not produce the desired results.

●	Market – A change in interest rates or a decline in the market value of a portfolio investment, lack of liquidity in the bond markets, real or perceived adverse economic or political conditions, inflation, or other market events could cause the value of your investment in the portfolio, or its yield, to decline. Financial markets in the United States, Europe and elsewhere have experienced increased volatility and decreased liquidity since the global financial crisis began in 2008. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support or other related efforts in response to the crisis could negatively affect financial markets generally and increase market volatility as well as result in higher interest rates and reduce the value and liquidity of certain securities. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and in some instances may contribute to decreased liquidity and increased volatility in the financial markets.

●	Money Market Fund Reform – New requirements for money market funds will take effect over the course of 2015 and 2016. The new regulations will impact funds differently depending upon the types of investors that will be permitted to invest in a fund, and the types of securities in which a fund may invest. “Retail” money market funds will generally limit their beneficial owners to natural persons. All other money market funds will be considered to be “institutional” money market funds. “Prime” money market funds will be permitted to invest primarily in corporate or other non-government securities, “U.S. government” money market funds will be required to invest a very high percentage of their assets in U.S. government securities and “municipal” money market funds will be required to invest significantly in municipal securities. Under the new requirements, institutional prime money market funds and institutional municipal money market funds will be required to sell and redeem shares at prices based on their market value (a floating net asset value). Retail money market funds and institutional U.S. government money market funds will not be subject to the floating net asset value requirement. The new rules will also permit or require both retail and institutional money market funds to impose liquidity fees and suspend redemptions temporarily in certain circumstances. As a result, money market funds will be required to implement changes that will impact and may adversely affect the funds and their investors.

●	Portfolio Selection – The underlying fund’s sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates, may be incorrect.

●	Redemption – The portfolio may experience periods of heavy redemptions that could cause the portfolio to liquidate its assets at inopportune times or at a loss or depressed value, and that could affect the portfolio’s ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the underlying fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the underlying fund could have an adverse impact on the remaining shareholders in the fund. In addition, the underlying fund may suspend redemptions when permitted by applicable regulations.

●	Repurchase Agreements – If the other party to a repurchase agreement defaults on its obligation, the portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the portfolio could lose money. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the portfolio’s ability to dispose of the underlying securities may be restricted.

●	U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. Although the U.S. government has provided financial support to the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

●	Yield – The amount of income received by the portfolio will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the portfolio’s expenses could absorb all or a significant portion of the portfolio’s income. If interest rates increase, the portfolio’s yield may not increase proportionately. For example, Transamerica Asset Management (“TAM”) or its affiliates may discontinue any temporary voluntary fee limitation or recoup amounts previously waived or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on yields.

Unsuitable for Short Term Trading

The Contracts are intended for long-term financial planning, and are, thus, unsuitable for short-term goals. Neither the Contracts described in this Prospectus, the Sub-Accounts, nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as “market-timing” or “short-term trading”). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other variable annuity contracts that offer segregated and separately-managed pools of assets or underlying mutual funds that are designed specifically to support active trading strategies. Universal Life discourages (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the Contract.

Risk of Lapse

Your Contract could terminate if the value of the policy becomes so low that it cannot support the Contract’s charges and fees.

Tax Consequences

You should always consult a tax advisor about the application of Federal and Puerto Rico tax law to your individual situation prior to your investment in the Contract and prior to making any decisions relating to Surrenders and Annuitization. The Puerto Rico and Federal Income tax treatment of variable annuity Contracts is complex and current tax treatment of variable annuity contracts may change over time. Any amendment to the PR Code or the US Internal Revenue Code may result in a change in the tax treatment of the variable annuity contract that could impact, among other things, the contract expenses associated with the buying, exchanging, owning, or surrendering the contract. For more details see Tax Considerations beginning on page 104 of this Prospectus.

Universal Life’s Ability to Meet Annuity and Death Benefit Payments

The ability of Universal Life to timely meet its payment obligations under the Contract, including annuity and Death Benefit payments, may be affected by various factors which affect Universal Life’s liquidity and, thus, its claims paying ability. Universal Life’s liquidity and claims paying ability may be affected by factors which include, but are not limited to, the following:

●	Rating agencies lowering Universal Life’s rating.

●	Investments made by Universal Life experience higher than anticipated losses.

●	Disruption in the financial markets.

●	Changes in interest rates.

●	Actual experience adversely varies from Universal Life’s underwriting assumptions.

●	Reinsurers refuse or fail to pay claims when due.

Management

The management of the Variable Account’s business and affairs is the responsibility of the Board of Directors of Fortune V Separate Account. The Board of Directors of Universal Life has established a managing board (the “Board”) and has delegated certain responsibilities for the operation of the Variable Account to the Board. A majority of the members of the Board will be non-interested persons as defined in Section 2(a)(19) of the 1940 Act.

Universal Financial Services, Metro Office Park, Street 1, Lot 10, 3rd Floor, will serve as the investment adviser contracted by Fortune V Separate Account to select the Sub-Account, to choose different investment alternatives for the Separate Account and to review that the investment objective of each portfolio is met. Universal Financial Services is a registered investment adviser and wholly owned subsidiary of Universal Group, Inc. Universal Financial Services has approximately $524 million in assets under management as of December 31, 2020.

A discussion regarding the basis for the Board approving the investment advisory agreement of the Variable Account will be available in the Variable Account’s semi-annual report to shareholders, for the period ending on June 30, 2021.

The representatives from Universal Financial Services oversee the portfolio construction managers and validate compliance with the investment objectives within each allocation portfolio. The portfolio managers of Universal Financial Services are:

●	Jose C. Benitez Ulmer, President of Universal Life Insurance Company and Universal Financial Services (2006). Previously, Senior Account Manager, Manulife Financial.

●	Michael Prewitt – As of October 12th 2021, assumed the role as Compliance Director for Universal Life Insurance Company, Chief Compliance Officer of Universal Financial Services. Previously, served as Director for the Supervision of Wealth Management of UBS Financial Services Inc. of Puerto Rico.

The Fortune V Separate Account has selected Morningstar Investment Management LLC1 as the Portfolio Construction Manager to serve as asset allocation consultant in connection with the management of the Sub-Accounts with the exception of the Money Market Portfolio.

Morningstar Investment Management LLC is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. Morningstar Investment Management LLC has approximately $36.5 Billion in assets under management as of March 31, 2021.

The portfolio construction managers for the Fortune V Separate Account are:

●	Dan McNeela, CFA, joined Morningstar, Inc. in 2000 as a manager research analyst, and served as associate director of fund analysis and editor of Morningstar Mutual Funds before joining Morningstar Investment Management LLC in 2006.

●	Michael Stout is a portfolio manager within Morningstar’s Investment Management Group and a member of the Asset Allocation Committee. He focuses on asset-allocation strategies employing mutual funds and ETFs, and co-manages two mutual funds at the firm. Mike was an original member of the Morningstar Investment Management Group’s predecessor organization in 1998.

●	Dominic Pappalardo is a Senior Client Portfolio Manager within Morningstar’s Investment Management Group. Mr. Pappalardo has oversight responsibilities for managing the Client Portfolio Management team which delivers customized solutions for institutional and third-party platform clients. Prior to joining Morningstar in 2020, he spent 19 years working in all aspects of fixed income portfolio management at McDonnell Investment Management, an affiliate of Natixis Investment Managers.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Variable Account.

[1]	Morningstar Investment Management, LLC serves as a portfolio construction manager and, as such, provides asset allocation and underlying fund selection services. Neither Morningstar, Inc., nor Morningstar Investment Management, LLC endorses the portfolio managers or sub-advisers of the underlying mutual funds. Morningstar Investment Management, LLC fund selections for each Sub-Account are selected from among those funds offered by the Variable Account. Morningstar Investment Management, LLC strongly encourages you to obtain and review the prospectus of the underlying mutual funds prior to making an investment decision.

Portfolio Construction Process

The portfolio construction process begins with the essential investment goals and risk expectations for each portfolio. The Portfolio Construction Manager follows an investment approach that it believes will meet those goals and expectations. Asset allocation and broad diversification are key principles embedded in the portfolio construction. The Portfolio Construction Manager also aims to select underlying funds managed by talented investment managers, and endeavors to combine them in a way so that certain investment managers’ styles complement those of other investment managers.

The experienced investment professionals of the Portfolio Construction Manager oversee the entire process, working to understand the investment objectives, tailoring an asset allocation targeted to the portfolios’ expected performance profiles, selecting investment managers that work well in combination with one another, and monitoring the portfolios of the Sub-Accounts on an ongoing basis.

Asset Allocation

Asset allocation within the portfolios is based on the Portfolio Construction Manager’s judgment regarding the balance between appropriate diversification and relative value among the various asset classes represented in the portfolios. The Portfolio Construction Manager regularly gauges the relative value of the different asset classes, as well as their fundamentals and valuation-implied expected returns over the medium term. While the portfolios will normally be broadly diversified across asset classes and investment styles, the Portfolio Construction Manager will often overweight and underweight asset classes based on relative value. Morningstar Investment Management LLC’s asset-allocation decisions are informed through the research conducted by Morningstar’s Investment Management group’s global team of investment professionals. In-depth research into the various asset classes, by teams specializing in those asset classes, also factor into the inputs of an asset-allocation valuation tool we use to help us surface investment ideas. Based on fundamental inputs coming from our broader asset-class research, that tool outputs estimated fair values and estimated “valuation-implied returns” (“VIRs”) for some 200 equity and 150 fixed-income asset classes. These estimates assume a 10-year timeframe for valuation and profitability levels to revert to normal levels (they also incorporate various other fundamentals). Likewise, the return estimates are for a 10-year period. These return estimates (VIRs) are theoretical in nature, and are not taken at face value. Instead, we focus on the relativities among the VIRs, and how they’ve shifted over time, to highlight whether any particular asset classes are looking noticeably more or less attractive than others, or noticeably more or less attractive than usual, based on this particular metric. We incorporate that information into our decisions about where to prioritize our fundamental research at a different points in time. The VIR framework is not a quantitative system that drives our investing decisions. Instead it is an idea-generation tool—among other idea sources—that helps us identify potential opportunities for further research and analysis. Ultimately, all portfolio decisions are made qualitatively by the PMs, based on fundamental asset-class research conducted by our worldwide team of analysts and PMs.

Selecting Investments

The Portfolio Construction Manager selects underlying funds from the mutual-fund platform maintained by Transamerica Asset Management (“TAM”). TAM often solicits the input of the Portfolio Construction Manager when adding and removing funds from its platform, but TAM ultimately makes the final decision on the platform’s makeup. Fund managers are evaluated not just on performance and managerial skill, but on their stylistic characteristics relative to other managers on the platform and their typical performance patterns relative to the other managers. The ultimate goal is to own a mix of funds that are both good-performing members of their categories and a good fit with other funds in the portfolio.

Ongoing Monitoring: Ensuring that the Sub-Accounts remain on track

The Portfolio Construction Manager continually monitors the Sub-Accounts’ portfolio characteristics, risks, and performance behavior, and also continually evaluates the underlying mutual funds owned in the portfolios. The Portfolio Construction Manager monitors the portfolios’ asset-class weightings and fund exposures on a daily basis, comparing the actual allocations to the desired allocations. The Portfolio Construction Manager rebalances and/or reallocates the portfolios as it deems necessary; it also allocates daily cash inflows and outflows in a way that helps keep the portfolios near their desired asset-class mixes.

Deductions and Expenses

Distribution, Promotional and Sales Expenses

Universal Life pays commissions to the firms that sell the Contract. The maximum upfront commission payable on this contract is 5.5%. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Universal Life may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as “trails” or “residuals”), or a combination of the two.

In addition to or partially in lieu of commission, Universal Life may also pay the licensed firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Universal Life’s products. How any marketing allowance is spent is determined by the firm following FINRA Regulations, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Universal Life’s products.

Any person or firm that offers or sells the Contract must hold the appropriate agent and registered representative licenses issued by the Puerto Rico Commissioner of Insurance and/or the Puerto Rico Commissioner of Financial Institutions.

Underlying Investments of the Variable Account

The Variable Account aggregates all Contract Owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the relevant underlying fund each day, as applicable. Thus, from the underlying mutual fund’s standpoint, the Variable Account is a single shareholder. When the Variable Account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions.

Universal Life also pays the costs of selling the Contract (as discussed above), which benefits the underlying mutual funds by providing Contract Owners with access to the Sub-Accounts that correspond to the underlying mutual funds.

The Sub-Accounts receive the value of these services provided by Universal Life. Accordingly, the Sub-Accounts pay Universal Life and/or Universal Financial Services (or Universal Financial Services affiliates) a fee for some of the distribution and operational services that Universal Life provides (and related costs incurred). These payments may be made pursuant to investment adviser fees, if applicable, in which case they may be deducted from underlying mutual fund assets, or they may be made pursuant to service/administration agreements or similar agreements entered into with Universal Life or a Universal Life affiliate. These expenses shall not exceed an annualized rate of 0.35% of the value of the assets of the Sub-Accounts.

Currently UFS has in place an investment advisory agreement with Universal Life in connection with the Sub-Accounts. Pursuant to such investment advisory agreement UFS charges a fee to the Sub-Accounts of 0.35% of the value of the assets of the Sub-Accounts (the “UFS Fees”).

Pursuant to the Coinsurance Agreement Universal Life agreed among other things to a revenue share with Transamerica in connection with the Sub-Accounts. As part of the Coinsurance Agreement Universal Life agreed to establish a revenue share in connection with compensation received for services provided in connection with the Sub-Accounts. In order for Universal Life to comply with such obligations under the Coinsurance Agreement UFS has agreed to pay, to the extent permitted by law, the annual rate of 0.15% of the value of the assets of the Sub-Accounts to Transamerica and the annual rate of 0.10% of the value of the assets of the Sub-Accounts to Universal Life. These payments are payable by UFS to Universal Life and Transamerica and are not in addition to the UFS Fees.

Universal Life took into consideration the anticipated payments from the Sub-Accounts when it determined the charges that would be assessed under the Contract. Without these payments, Contract charges could be higher.

Universal Life does consider profitability when determining the charges in the Contract. In early Contract Years, Universal Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Universal Life does, however, anticipate earning a profit in later Contract Years. In general, Universal Life’s profit will be greater the higher the investment return and the longer the Contract is held.

Charges and Deductions

Variable Account Charge

The base Variable Account Charge (for the Universal VIA, or Class B Contracts) is 1.40% on an annualized basis and compensates Universal Life for administrative and distribution expenses, as well as expenses associated with issuing, maintaining, and assuming certain risks in connection with the Contract. The election of any available options may increase this charge. This charge is 1.75% for the Universal VIA w/Liquidity Rider (Class L) and 1.95% for Universal VIA Select (C Share). Universal Life deducts this charge from the Variable Account each business day based on the value of the Variable Account. If the Variable Account Charge is insufficient to cover actual expenses, the loss is borne by Universal Life.

The higher Variable Account Charges correspond to a shorter surrender charge (Contingent Deferred Sales Charge, or CDSC) period. The Universal VIA (Class B) Contract has a nine year CDSC (surrender charge) period and a 1.40% Variable Account Charge; The Universal VIA w/Liquidity Rider (Class L) Contract has a four year CDSC and a 1.75% Variable Account Charge; and the Universal VIA Select (C Share) Contract has no CDSC and a 1.95% Variable Account Charge. (The CDSC schedules are included in Fee Table at the beginning of this prospectus). The Contract type or class must be selected at issue (when you buy the Contract) and cannot be changed. Holding the Class L and Class C share Contracts for an extended period will cost more than holding the Class B Contracts, and the higher cost of the L share and C share Contracts does not stop at the end of the contingent deferred sales charge period, but continues as long as you own the Contract (before you begin receiving annuity payments).

For Contracts sold before November 1st, 2011, for the Universal VIA – Class B Contracts, the Variable Account Charge was 1.65% (instead of the current 1.40%).

The Fortune V “Rule 12b-1 Plan”

As explained above, in the Fortune V Separate Account, the L Share and C Share Classes, as compared to the base B Share Class, have shorter surrender charge (CDSC) periods and higher Variable Account Charges.

The higher Variable Account Charges for the L share and C share contracts (the amount by which the 1.75% and 1.95% Variable Account Charges exceed the 1.40% charge) come out of the Account’s assets and compensate the Company for the lower revenue expected to be derived from the CDSC. Amounts derived from the Variable Account Charges become part of the company’s general assets, and the Company uses its assets to pay expenses associated with the distribution of the Contracts (including marketing expenses, commissions and other compensation paid to dealers, prospectus preparation and delivery, etc.). Therefore, some or all of the higher Variable Account Charge may be deemed to be directly or indirectly financing sales or distribution activity out of the Account’s assets.

Accordingly, the amount of the Variable Account Charge for the L Share and C Share Contracts that exceeds the base Variable Account Charge for the B Share Contracts might be viewed as using Variable Account assets to finance distribution of the Contracts. This could result in the Account being deemed to be acting as a distributor of the Contracts in violation of Rule 12b-1 under the 1940 Act, unless the Variable Account adopts a “Plan” pursuant to Rule 12b-1.

Therefore, the Fortune V Separate Account has adopted a “Rule 12b-1 Plan,” to ensure compliance with Section 12(b) of the 1940 Act. The Plan does not increase, decrease, or otherwise change any of the fees and charges deducted under the Contracts or from the Variable Account; and the Plan does not add to, delete from, or otherwise change the services provided to the Variable Account by the Company or by Universal Financial Services, Inc. (“UFS,” the investment adviser contracted to manage the Sub-Accounts and the distributor or principal underwriter of the Contracts). The Plan authorizes and approves the current charges and all related activity of the Company and UFS. The Plan does not change the rights or benefits of Contract Owners; the Plan merely reflects the on-going operations of the Variable Account and the current terms and provisions of the Contracts. The Plan does not amend, revise, or alter the Contracts in any way.

Contract Maintenance Charge

Universal Life deducts a $50 Contract maintenance charge on each Contract Anniversary and at the time of a full Surrender of the Contract (the “Contract Maintenance Charge”). This charge compensates Universal Life for administrative expenses related to issuing and maintaining the Contract. If the Contract Value is greater than or equal to $100,000 on a Contract Anniversary, then this charge is waived for that year and all subsequent years. If the Contract is fully Surrendered and the Contract Value at the time of Surrender is greater than or equal to $100,000 the charge is also waived.

The deduction of the Contract Maintenance Charge will be taken proportionately from each Sub-Account based on the value in each option as compared to the total Contract Value.

Universal Life will not increase the Contract Maintenance Charge. Universal Life will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

Puerto Rico Tax Charge

Universal Life deducts on an annual basis from each Variable Account a Puerto Rico tax equal to 0.10% of the Net Asset Value of the Variable Account as of December 31 of each calendar year. This Puerto Rico tax is payable by Universal Life to the Puerto Rico Treasury Department pursuant to Section 1023.01 of the P.R. Code.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to Contract Owners. Optional benefits must be elected at the time of application and will replace the corresponding standard Contract benefit. Once elected, the optional benefits may not be removed from the Contract. The charges associated with optional benefits are generally only assessed prior to Annuitization. This option is only available to contracts with owner age 70 or younger on the Date of Issue.

Liquidity Rider

This optional rider reduces the number of years each purchase payment is subject to Surrender Charges. You can only elect this rider at the time you purchase the Contract and its selection is irrevocable. There is an extra charge for this rider. A rider fee equal to an effective annual rate of 0.35% of the daily Net Asset Value in the Variable Account is deducted in calculating the Accumulation Unit Values (increasing the Variable Account Charge from 1.40% to 1.75%). The rider fee is charged prior to Annuitization.

For Contracts sold between November 1st, 2011 and July 31st, 2013, the rider fee for the optional Liquidity Rider was 0.10% (instead of the current 0.35%).

One-Year Enhanced Death Benefit Option

A Standard Death Benefit is provided by the Contract at no additional cost. For an additional charge at an annualized rate of 0.20% of the daily net assets of the Variable Account, the Contract Owner may elect the One-Year Enhanced Death Benefit Option. The charge associated with this option will be assessed until Annuitization.

For Contract Owners that have elected this option, and which have made purchase payments of less than or equal to $3,000,000, the Death Benefit will generally be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts Surrendered; or

(3)	the highest Contract Value on any Contract Anniversary prior to the Owner’s 86th birthday, less an adjustment for amounts subsequently Surrendered, plus purchase payments received after that Contract Anniversary.

Death Benefit Calculations

The Contract Owner may elect either the Standard Death Benefit (as discussed further below) or the One-Year Enhanced Death Benefit Rider (as discussed further below), which is offered under the Contract for an additional charge. If no election is made at the time of application, the Death Benefit will be the Standard Death Benefit.

Optional Contract Benefits, Charges and Deductions – No Longer Available for Purchase

The following optional benefit riders were formerly available for contracts issued prior to April 1st, 2021: the Principal Protection Rider and the Income for Life Rider. You may have elected to purchase Principal Protection Rider Option A or Option B; or Income for Life Rider Option A or Option B. The Living Benefits Riders were available only at inception. These riders, described more fully below, are no longer available for purchase.

Principal Protection Rider

Available only at inception for premiums applied during the first 6 months after Contract issuance. We guarantee the future value described below regardless of the performance of the Sub-Accounts you select.

Guaranteed Future Value. We guarantee that, on the Guaranteed Future Value Date (15 years after you elect the rider for Option A and 13 years after you elect the rider for Option B), your Contract Value will at least equal your Guaranteed Future Value adjusted for withdrawals. The Guaranteed Future Value on the rider date (i.e., the date the rider is added to the Contract) is the cumulative premiums during the first 6 months after Contract issue. If the Contract Value is less than the Guaranteed Future Value on the Guaranteed Value Date, we will add an amount equal to the difference to your Contract Value. After the Guaranteed Future Value Date, the Principal Protection Rider terminates.

A rider fee of 0.95% for Option A Principal Protection 15 and 1.35% for Option B Principal Protection 13 is deducted on each rider anniversary for the Guaranteed Future Value and upon rider termination.

There is a pro-rata deduction for any off-anniversary surrenders. Subject to market conditions, the Company may increase the rider fee percentage up to 1.00% more than the original fee, so that a rider fee of 1.95% would be deducted for Option A, and 2.35% would be deducted for Option B.

The Contract Owner can revoke the rider after 30 days if the rider fee is increased by more than 0.75%.

After the rider date and before the Guaranteed Future Value Date, the Guaranteed Vulture value is equal to:

●	the guaranteed future value on the rider date; less

●	subsequent adjusted partial withdrawals (as described below).

After the Guaranteed Future Value Date, the Guaranteed Future Value Equals Zero.

Guaranteed Future Value Adjusted for Partial Withdrawals. If you take a partial withdrawal, it will reduce your Guaranteed Future Value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

1.	the Gross Partial Withdrawal amount; or

2.	the result of (A divided by B), multiplied by C, where:

A.	is the amount of Gross Partial Withdrawal;

B.	is the Contract Value immediately prior to the Gross Partial Withdrawal; and

C.	is the Guaranteed Future Value immediately prior to the Gross Partial Withdrawal.

In other words, if your Contract Value is greater than the Guaranteed Future Value at the time you make a partial withdrawal, then your Guaranteed Future Value is reduced by the same amount we reduce your Contract Value. However, if your Contract Value is less than the Guaranteed Future Value at the time you make a partial withdrawal, then your Guaranteed Future Value will be reduced by more than the amount we reduce your Contract Value.

Available Sub-Account Choices.

Conservative Asset Allocation Portfolio, Moderate Asset Allocation Portfolio, and Money Market Portfolio are available investment options in the Principal Protection Rider.

The Principal Protection Rider cannot be combined with the Income for Life Rider.

Please note: You do not have any protection under the Principal Protection Rider unless you hold the Contract with the rider for fifteen (15) years for Option A or thirteen (13) years for Option B. If you think that you may terminate the Contract or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the Guaranteed Future Value Date, electing the rider may not be in your best interests.

Income for Life Rider

If you elected the Income for Life Rider we will provide a specified annual percentage of the Total Withdrawal Base regardless of the performance of the Sub-Accounts you select.

Total Withdrawal Base (“TWB”)

The Total Withdrawal Base is used to calculate the Maximum Annual Withdrawal Amount (“MAWA”). At rider inception, the initial TWB is equal to the Contract Value. Thereafter, the TWB is increased by subsequent premium payments, growth and automatic step-ups and reduced for excess withdrawals. The automatic step-up and the growth features do not affect the Contract Value. These features only affect the Total Withdrawal Base.

On each rider anniversary, the TWB will be set to the greatest of:

1)	The current TWB

2)	The Contract Value on the rider anniversary;

3)	The current TWB immediately prior to anniversary processing multiplied by the Growth Factor.

The Growth Factor is 1.05 for the first 10 rider years and 1.03 thereafter.

Item 3) is set to zero after the latest of 10 rider years or actual age 59.

Item 3) is set to zero if there have been any withdrawals in the current rider year.

If the largest value is 2) above, the rider will be deemed to have a “step-up”. If the largest value above is 1) the Contract did not “step-up”.

On Item 3, the 5% or 3% growth is only credited to the TWB on the rider anniversary if no withdrawal is taken during the year. There is not an adjustment or credit for partial years of interest.

A rider fee of 1.15% is deducted on each rider anniversary as a percentage of the Total Withdrawal Base for Option A. Income for Life Conservative and 1.50% for Option B. Income for Life Moderate. There is a pro-rata deduction for any off-anniversary surrenders subject to market conditions. The Company reserves the right to increase the rider fee by 1.00%, to 2.15% and 2.50%, respectively.

The Income for Life Rider cannot be combined with the Principal Protection Rider.

Maximum Annual Withdrawal Amounts (“MAWA”)

The MAWA is the maximum amount that can be withdrawn in a rider year without reducing the TWB. On each rider anniversary the MAWA is the withdrawal percentage multiplied by the TWB. The MAWA is not prorated in the first rider year. The MAWA for the upcoming year is calculated after the TWB is recalculated on the rider anniversary. This is also the benefit amount paid if the Contract Value is exhausted.

If additional premium payments are applied after the rider date, the TWB is increased by the amount of the premium and the MAWA will be recalculated on the date the premium is applied.

Excess Withdrawals

Partial withdrawals that are less than or equal to the MAWA will not reduce the Total Withdrawal Base. Excess withdrawals occur when the sum of gross withdrawals in a rider year exceed the MAWA. Any withdrawal taken before the rider anniversary immediately following the Annuitant’s 59th birthday is considered an excess withdrawal.

Excess withdrawals will reduce the total withdrawal base by the TWB Adjustment. The TWB Adjustment is the greater of 1 and 2, where:

1)	is the excess gross withdrawal amount; and

2)	is A divided by B and multiplied by C

A)	The excess withdrawal

B)	The Contract Value after the MAWA has been withdrawn but prior the excess withdrawal

C)	The Total Withdrawal Base prior to the withdrawal

Withdrawal Percentages

The Withdrawal Percentage is initially locked in at the time of the first withdrawal if the withdrawal occurs following the first rider anniversary after attainment of actual age 59. The Withdrawal Percentage is not recalculated at the time of an automatic step-up. This percentage will be zero until the rider anniversary following the Annuitant’s 59th birthday. The Withdrawal Percentages are:

Age	Single Life Withdrawal Percentage
0 - 59	0.00%
60 - 64	4.00%
65 and higher	5.00%

Ages are determined using the actual age (the age attained at last birthday) at the most recent Contract Anniversary.

Rider Fee

The annual rider fee is based on the TWB on the rider anniversary immediately before any automatic step-up or growth is applied. A pro-rated rider fee assessed at Contract surrender is based on the TWB at the time of the surrender and the number of days since the prior rider anniversary. Subject to market conditions, Universal Life may increase the rider fee percentage up to 1.00% more than original fee. The rider fee will be for Contract life. The rider is revocable if the Company increases fee percentage by more than 0.75%.

You have the right to reject an automatic step-up within 30 days following a rider anniversary, if the rider fee percentage increases. If you reject an automatic step-up, you must notify us in a manner which is acceptable to us; however, you are eligible for future automatic step-ups. Changes as a result of the automatic step-up feature will be reversed. Any increase in the rider fee or withdrawal percentage will also be reversed.

Rider Termination

This rider may terminate if the base Contract is terminated or if the rider is assigned without our consent.

Misstatement of Age provision

If a misstatement of age causes incorrect payments to be made, the TWB and MAWA will be adjusted to their correct values based on the actual age.

Available Sub-Account Choices

Option A. Income for Life Conservative Rider has available the following investment options: Conservative Asset Allocation, Moderate Asset Allocation and Money Market Portfolio.

Option B. Income for Life Moderate Rider has available the following investment options: Conservative Asset Allocation, Moderate Asset Allocation, and Money Market Portfolio. At our discretion, we may make changes to the Sub-Account options available under the Income for Life Riders.

Fee Tables for Discontinued Contracts

Living Benefit Riders

Two optional living benefit riders were formerly available for sale: the Principal Protection Rider and the Income for Life Rider. The living benefit riders are no longer available for purchase.

Principal Protection Rider. Available only at inception for premiums applied during the first 6 months after Contract issuance, we guarantee that your Contract Value will be at least the same as the Guaranteed Future Value on the Guaranteed Future Value Date. The Principal Protection Rider cannot be combined with the Income for Life Rider. If the Contract Owner elects the Principal Protection Rider, Universal Life will assess an annual fee of 0.95% for Principal Protection Rider Option A (15 years) and 1.35% for Principal Protection Rider Option B (13 years), based on the Guaranteed Future Value.

Income for Life Rider. Available only at inception, we guarantee that you may take a specified annual withdrawal percentage of the Total Withdrawal Base regardless of the Contract Value. The Income for Life Rider cannot be combined with the Principal Protection Rider.

A rider fee of 1.15% will be deducted on each rider anniversary as a percentage of the Total Withdrawal Base for Option A. Income for Life Conservative and 1.50% for Option B. Income for Life Moderate.

Charges for Optional Benefits. The charges associated with the Principal Protection Rider and the Income for Life Rider are only assessed prior to Annuitization.

The following fee tables are only applicable to Contracts sold before July 2021. The tables describe the various costs and expenses you will pay if you elected the Principal Protection Rider or the Income for Life Rider. The riders are no longer available for purchase.

Income for Life Rider (annual charge as a % of the Total Withdrawal Base on rider anniversary)

Option A. Income for Life Conservative (1)	1.15%
Option B. Income for Life Moderate (1)	1.50%

Principal Protection Rider (annual charge as a % of the Guaranteed Future Value on rider anniversary)

Option A. Principal Protection 15 (1)	0.95%
Option B. Principal Protection 13 (1)	1.35%

(1)	The Company reserves the right to increase this fee by 1.00%.

Summary of Maximum Contract Expenses

Variable Account Charge – C Share (including the Puerto Rico Tax Charge)	2.05%
Enhanced Death Benefit Option	0.20%
Income for Life Rider Option A. Conservative	1.15%
Income for Life Rider Option B. Moderate	1.50%
Principal Protection Rider Option A (15 years)	0.95%
Principal Protection Rider Option B (13 years)	1.35%

The Income for Life Rider and the Principal Protection Rider cannot be combined.

Maximum Possible Total Variable Account Charge – with riders no longer available

UNIVERSAL VIA (B Share)

With Income for Life Rider Option A Conservative, and Enhanced Death Benefit	2.85%
With Income for Life Rider Option B Moderate, and Enhanced Death Benefit	3.20%
With Principal Protection Rider Option A, 15 years, and Enhanced Death Benefit	2.65%
With Principal Protection Rider Option B, 13 years, and Enhanced Death Benefit	3.05%

UNIVERSAL VIA w/ Liquidity Rider (L share)

With Income for Life Rider Option A Conservative, Liquidity Rider and Enhanced Death Benefit	3.20%
With Income for Life Rider Option B Moderate, Liquidity Rider and Enhanced Death Benefit	3.55%
With Principal Protection Rider Option A, 15 years, Liquidity Rider and Enhanced Death Benefit	3.00%
With Principal Protection Rider Option B, 13 years, Liquidity Rider and Enhanced Death Benefit	3.40%

UNIVERSAL VIA SELECT (C Share)

With Income for Life Rider Option A Conservative, and Enhanced Death Benefit	3.40%
With Income for Life Rider Option B Moderate, and Enhanced Death Benefit	3.75%
With Principal Protection Rider Option A, 15 years, and Enhanced Death Benefit	3.20%
With Principal Protection Rider Option B, 13 years, and Enhanced Death Benefit	3.60%

General Description of Variable Annuity Contracts

The Contract described in this Prospectus is an individual flexible purchase payment deferred annuity contract, which, for purposes of the P.R. Code, as of the date of this Prospectus, shall be entitled to the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

Purpose of the Contract

The Contract described in this Prospectus is intended to provide benefits to individuals or to entities such as a trust as further described in this Prospectus. It is not intended to be used:

●	by institutional investors;

●	in connection with other Universal Life contracts that have the same Annuitant; or

●	in connection with other Universal Life contracts that have different Annuitants, but the same Contract Owner.

By providing these annuity benefits, Universal Life assumes certain risks. If Universal Life determines that the risks it intended to assume in issuing the Contract have been altered by misusing the Contract as described above, Universal Life reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the Contract and returning the Contract Value (less any applicable contingent deferred sales charge (“CDSC”). Universal Life also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the Contract Owner.

Fifteen Day Right to Review

Contract Owners may return the Contract for any reason within fifteen calendar days of delivery from Universal Life’s home office and Universal Life will refund the Contract Value or other amount required by law (see Right to Examine and Cancel).

Type of Contract

The Contract described in this Prospectus allow for the deferral of taxation on the income earned in the Contract until it is distributed or deemed to be distributed.

The Contract is a Non-Qualified U.S. Contract for tax purposes under the U.S. Internal Revenue Code. A Non-Qualified U.S. Contract is a contract that does not qualify for certain tax benefits under the U.S. Internal Revenue Code, and which is not an U.S. IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

IRA and Nondeductible IRA Contributions Limit

Several limitations will apply if you elect to qualify the Contract as an IRA or Nondeductible IRA. The applicable rules and limitations are provided by Section 1081.02 and Section 1081.03 of the P.R. Code. Universal Life intends to comply with all these requirements. The most significant limitations are;

(i)	Maximum Contributions - the maximum contribution allowed to an IRA and Nondeductible IRA contract with a deduction during a taxable year is defined under Section 1033.15 of the P.R. Code (this will be the maximum allowed under this Contract). While contributions to an IRA are deductible, no deduction is allowed with respect to contributions to a Nondeductible IRA.

(ii)	Date of Contribution - the last day that IRA and Nondeductible IRA contributions will be accepted for a taxable year will be the deadline for filing Puerto Rico income tax returns, including extensions.

(iii)	Maximum Age for Contribution - contributions to an IRA can be made by individuals for a taxable year in which the individual reaches 75 years that receive income from employment, including self-employment. The age limitation does not apply to a Nondeductible IRA.

(iv)	IRA Early Distributions - generally a distribution from your IRA will be included in your gross income. The amount includible in gross income is measured by the excess of the amount distributed over your tax basis in the Contract. A distribution from your IRA before age 60 will be subject to a penalty tax of 10% or 15% for contracts who choose prepayment of earnings under Law 77 and Section P.R. Code 1023.23. There will be no penalty tax if the distribution qualifies for any of the following exceptions: death, disability, unemployment, payment for dependent’s college tuition, principal home purchase, repair to principal home due to damage caused by hurricane, fire, earthquakes, to avoid imminent foreclosure or incurring in default of the mortgage of principal residence, including refinancing, (up to the higher of one half of the fund deposited or $20,000) as a result of job loss or substantial verifiable income reduction to provide for certain terminal illness expenses, for acquisitions of dependent computer up to $1,200, (one every 6 years) to acquire certain renewable energy equipment (Up to $20,000), (one every 10 years), for the payment of child support past due for a period of 6 months or more,, or rollover to a Nondeductible IRA. The 10% or 15% penalty will be withheld by Universal Life unless the owner provides enough proof that the distribution qualifies for the above exceptions. List of required documents can be found in the Universal VIA IRA Disclosure Statement.

(v)	IRA Distributions - IRA distributions must begin on the taxable year in which the owner reaches age 75; or a period that commences no later than the year in which the owner reaches age 75 based on the life or the life expectancy of the owner or his/her spouse, or any period not extending beyond the life or the life expectancy of the owner or his/her spouse.

(vi)	Nondeductible IRA Distributions -Earnings accumulated from a Nondeductible IRA will be exempt from taxes if the distribution is made after owner attains age 60. Early distributions from a Nondeductible IRA could be subject to the IRA early distribution penalties.

You should consult your tax counsel in relation with the rules and regulations applicable to an IRA or a Nondeductible IRA.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this Prospectus against those of other investment products.

This process of comparison and analysis should aid in determining whether the purchase of the Contract described in this Prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Contract described in this Prospectus is intended to provide benefits to the Contract Owner and his/her beneficiaries.

By providing these annuity benefits, Universal Life assumes certain risks. If Universal Life determines that the risks it intended to assume in issuing the Contract have been altered by misusing the Contract as described above, Universal Life reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the Contract and returning the Contract Value (less any applicable CDSC). Universal Life also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the Contract Owner.

If this Contract is purchased to replace another variable annuity, be aware that you might be subject to a new CDSC schedule. In addition, the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

The Contract is offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the Contract. Guarantees under the Contract are the sole responsibility of Universal Life.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Universal Life has designed the Contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a Contract, and if and how those costs change during the lifetime of the Contract. Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years. The various Contract and optional benefit charges are assessed in order to compensate Universal Life for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the Contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Ownership and Interests in the Contract

Contract Owner

Prior to the Annuitization Date, the Contract Owner has all rights under the Contract, unless a Joint Owner is named. If a Joint Owner is named, each Joint Owner has all rights under the Contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the Contract. On the Annuitization Date, the Annuitant becomes the Contract Owner.

Contract Owners may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in Contract ownership may result in Puerto Rico income taxation and other taxes.

As described below, additional parties listed in the Contract may be entitled to certain rights, but only under specific conditions, as described in the Contract. Any designation by the Contract Owner of a Beneficiary, Annuitant, and Contingent Beneficiary must be made in accordance with the applicable requirements of Puerto Rico laws.

Puerto Rico Residents

The Contracts to be issued through the Variable Account may be offered, sold or transferred exclusively to Residents of Puerto Rico. All parties to the Contract (not including Beneficiaries and Contingent Beneficiaries, which are not parties to the Contract), must be Residents of Puerto Rico on the Date of Issue and must remain Residents of Puerto Rico prior to Annuitization. Whether an individual is a Resident of Puerto Rico depends on the facts and circumstances of each individual, which may change from year to year. Universal Life suggests to each investor to seek advice from its counsel to assess if the investor is a Resident of Puerto Rico. Prior to the initial purchase of the Contract, each potential investor will be required to represent in writing that such person is a Resident of Puerto Rico.

If any party ceases to be a Resident of Puerto Rico at any time prior to Annuitization, you must notify Universal Life no later than thirty (30) days after such change in residency occurred and no additional purchase payments to the Contract are permitted. Within 60 days of the residency change, the Contract Owner must either, (i) transfer the funds deposited to the Contract to another product; (ii) Surrender the Contract and receive a distribution of the Surrender Value of the Contract or (iii) transfer ownership to a person or persons who are Residents of Puerto Rico, pursuant to the terms of the Contract. A transfer or Surrender pursuant to items (i), (ii) or (iii) above may be subject to surrender penalties and taxable event.

If the Contract has been annuitized and the Annuitant (then the Contract Owner) ceases to be a Resident of Puerto Rico, the Contract Owner is required to notify Universal Life of the change in residency no later than thirty (30) days after such change occurred. Annuity payments by Universal Life after such change in residency may be subject to withholding tax under applicable Puerto Rico tax laws.

Joint Owner

Joint Owners each own an undivided interest in the Contract. A Joint Owner may be named only in accordance with Puerto Rico law.

Generally, the exercise of any ownership rights under the Contract must be in writing and signed by both Joint Owners. However, if a written election, signed by both Contract Owners, authorizing Universal Life to allow the exercise of ownership rights independently by either Joint Owner is submitted, Universal Life will permit Joint Owners to act independently. If such an authorization is submitted, Universal Life will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either Joint Owner.

If either Joint Owner dies before the Annuitization Date, the Death Benefit is payable.

The Annuitant is the person who will receive annuity payments and upon whose continuation of life and annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of Contract issuance, unless Universal Life approves a request for an Annuitant of greater age.

The Contract Owner, if an individual may name someone other than himself/herself as the Annuitant, and if an entity, must name a living entity as the Annuitant. The Contract Owner may not name a new Annuitant without Universal Life’s consent. The designation of an Annuitant must be made by the Contract Owner in accordance with the applicable requirements of Puerto Rico estate laws.

Co-Annuitant or Joint Annuitant

If permitted by law, the person designated by the Contract Owner to be the recipient of certain rights or benefits under the Contract if the Annuitant dies before the Annuitization Date. In such a case, the designation must be made by the Contract Owner in accordance with the applicable requirements of Puerto Rico laws.

Beneficiary and Contingent Beneficiary

The Beneficiary is the person who is entitled to the Death Benefit if the owner dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one Beneficiary. Multiple Beneficiaries will share the Death Benefit equally, unless otherwise specified. The designation of a Beneficiary or Contingent Beneficiary must be made by the Contract Owner in accordance with the applicable requirements of Puerto Rico laws, including estate laws.

A Contingent Beneficiary will succeed to the rights of the Beneficiary if no Beneficiary is alive when a Death Benefit is paid. The Contract Owner can name more than one Contingent Beneficiary. Multiple Contingent Beneficiaries will share the Death Benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following (provided that any new party to the Contract must be a Puerto Rico Resident):

●	Contract Owner

●	Joint Owner

●	Annuitant (subject to Universal Life’s underwriting and approval)

●	Beneficiary

●	Contingent Beneficiary

As is the case with certain of the initial designations of various Contract parties, the change of such Contract parties by the Contract Owner must be made in accordance with the applicable requirements of Puerto Rico laws.

The Contract Owner must submit the request to Universal Life in writing before the Annuitization Date. Once Universal Life receives and records the change request, the change will be effective as of the date the written request was received in good order, whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Universal Life before the change was recorded.

In addition to the above requirements, any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Universal Life may require a signature guarantee.

Universal Life reserves the right to reject any change request that would alter the nature of the risk that Universal Life assumed when it originally issued the Contract (see Purpose of the Contract on page 85).

Operation of the Contract

Transfer Requests

Universal Life will accept Sub-Account transfer requests in writing or over the telephone if advance authorization is provided by the Contract Owner. Universal Life will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. All telephone calls will be recorded for quality and security purposes. Universal Life may withdraw the telephone privileges at any time.

Amounts transferred to the Sub-Accounts will receive the Accumulation Unit value next determined after the transfer request is received.

Transfer Restrictions

Neither the Contract described in this Prospectus, the Sub-Accounts, nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as “market-timing” or “short-term trading”). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Universal Life discourages (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the Contract. Short-term trading can result in:

●	the dilution of the value of the investors’ interests in the underlying mutual fund;

●	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

●	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this Contract from the negative impact of these practices, Universal Life has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

U.S. Mail Restrictions

Universal Life monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on his/her/its behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple Sub-Account transfers in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two Sub-Accounts will also count as one transfer event.

As a result of this monitoring process, Universal Life may restrict the method of communication by which transfer orders will be accepted. In general, Universal Life will adhere to the following guidelines:

Trading Behavior	Universal Life’s Response
6 or more transfer events in one calendar quarter	Universal Life will mail a letter to the Contract Owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Universal Life will automatically limit the Contract Owner to submitting transfer requests via U.S. mail.

Each January 1st, Universal Life will start the monitoring, so that each Contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision below.

Managers of Multiple Contracts

Some investment advisers/representatives may manage the assets of multiple Universal Life contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisers will generally be required by Universal Life to submit all transfer requests via U.S. mail.

Other Restrictions

Universal Life reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Universal Life’s monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Universal Life to constitute harmful trading practices, may be restricted.

Any restrictions that Universal Life implements will be applied consistently and uniformly.

Right to Examine and Cancel

Contract Owners have a fifteen calendar day right to review and examine the Contract. The Contract may be returned to Universal Life’s home office for any reason within fifteen days of delivery from Universal Life’s home office and Universal Life will refund the Contract Value. The refunded Contract Value will reflect the value of the underlying investments in the Contract after deducting of any Contract charges, unless otherwise required by law. Please be advised that the purchase payments received by Universal Life during such fifteen-day period will be invested in accordance with the instructions of the Contract Owner. If the Contract Owner decides to cancel during the fifteen-day period, the value of the Contract will therefore depend on the value of the underlying investments in the Contract.

Contract rights are personal to the Contract Owner and may not be assigned without Universal Life’s written consent. A Collateral Assignment of Contract Form must be completed and signed by the Assignor and Assignee in order for the Assignment to be effective. Universal Life reserves the right to refuse to recognize assignments that alter the nature of the risks that Universal Life assumed when it originally issued the Contract. A Contract Owner may assign some or all rights under the Contract. Assignments may only be made to residents of Puerto Rico. An assignment must occur before Annuitization while the Annuitant is alive. Once proper notice of assignment is recorded by Universal Life’s home office, the assignment will become effective. If you elect to qualify the Contract as an IRA or Nondeductible IRA, you will not be able to assign the Contract under any circumstances.

Universal Life is not responsible for the validity or tax consequences of any assignment. Universal Life is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Universal Life receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned may be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the Collateral Assignment exceeding the purchase payments in the Contract and previously taxed amounts to be included in gross income for Puerto Rico income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

“Asset Rebalancing” is the automatic reallocation of Contract Values to the Sub-Accounts to a predetermined percentage. Requests for Asset Rebalancing must be on a Universal Life-approved form.

Asset Rebalancing occurs monthly, quarterly, semi-annual, annual or any frequency permitted by Universal Life. If the last day of the period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event and counts towards the quarterly and annual transfer event limits previously discussed. Contract Owners should consult a financial adviser to discuss the use of Asset Rebalancing. Universal Life reserves the right to suspend or discontinue offering the Asset Rebalancing program. Universal Life does not guarantee that this program will result in profit or protect Contract Owners from loss.

Dollar Cost Averaging

“Dollar Cost Averaging” is a transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount or percentage from certain Sub-Accounts into other Sub-Accounts. Universal Life does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Universal Life to automatically transfer specified amounts or percentages between Sub-Accounts. Transfers occur monthly or on another frequency if permitted by Universal Life. Dollar Cost Averaging transfers are not considered transfer events and do not count towards the quarterly and annual transfer event limits previously discussed. Universal Life will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Universal Life in writing to stop the transfers.

Universal Life reserves the right to suspend or discontinue offering a Dollar Cost Averaging program.

Universal Life does not guarantee that this program will result in profit or protect Contract Owners from loss.

Systematic Surrenders

The Contract Owner may elect, on a form provided by Universal Life, to take systematic Surrenders of $100 or more on a monthly, quarterly, semi-annual or annual basis. Universal Life will process the Surrenders on a pro-rata basis from each Sub-Account of the Variable Account unless instructed otherwise. Systematic Surrenders may be subject to surrender charges.

Unless the Contract Owner has made an irrevocable election of Surrenders of substantially equal periodic payments, the systematic Surrenders may be modified at any time by written notification to Universal Life. Universal Life may discontinue prospective systematic Surrender programs.

Voting Rights

The assets held in the Sub-Accounts will be invested in underlying funds on the Transamerica mutual fund platform. Universal Life is the legal holder of the interests and shares held in a Sub-Account and as such has the right to vote to elect the governing boards of the underlying funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund, and to vote upon any other matter that may be voted upon at a shareholders’ meeting. To the extent required by law, Universal Life will vote at regular and special shareholder meetings in accordance with the instructions received from Contract Owners. Universal Life will furnish Contract Owners with the proper forms to enable them to give these instructions. The record date for any such vote shall be selected by the governing boards of the underlying funds.

Annuity Period

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. The Contract Owner could designate the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Universal Life will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.

The Contract Owner may change the Annuity Commencement Date before Annuitization. This change must be in writing and approved by Universal Life. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant’s 90th birthday unless approved by Universal Life.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that Universal Life calculates the schedule of annuity payments and begins the processing necessary to start annuity payments. The date that annuity payments actually begin varies, but generally is within 30 days after Universal Life calculates the annuity payment schedule. The Annuitization Date will be the first day of a calendar month unless otherwise agreed. The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

●	the age (or date) specified in your Contract; or

●	the age (or date) specified by law.

The U.S. Internal Revenue Code may require that distributions be made prior to the Annuity Starting Date specified above (see Required Distributions).

Annuitization

Annuitization is the period during which annuity payments are received. Once Annuitization is chosen, the full account value is transferred from the separate account to the general account of the insurance company. An annuitization form must be completed and signed by the owner of the contract. Annuitization is irrevocable once payments have begun. All future payments will be made to the annuitant based on the selected annuitization option.

Fixed Annuity Payments

The Contract generally provides for fixed annuity payments (i.e., level annuity payments), except as set forth in the Income of a Specified Amount annuity payment option. Universal Life guarantees that each fixed annuity payment will be the same throughout Annuitization.

Frequency and Amount of Annuity Payments

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Universal Life reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Universal Life reserves the right to change the frequency of payments if the amount of any payment becomes less than $250. The payment frequency will be changed to an interval that will result in payments of at least $250.

Annuity Payment Options

The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant fails to elect an annuity payment option, Universal Life will assume a Life Income with a 10-Year (or 120 months) Term certain annuity payment option. Once elected, the annuity payment option may not be changed. The annuity payment options available may be limited based on the Annuitant’s age (and the joint Annuitant’s age, if applicable) or requirements under the P.R. Code and other applicable laws.

If, at the Annuitization Date, the total of all purchase payments made to the Contract is less than or equal to $2,000,000, the annuity payment options available are:

●	Income for a Specified Period

●	Life Income

●	Income for a Specified Amount

●	Standard Joint and Survivor

Fixed Income Option 1 – Income for a Specified Period

Period Certain Annuity Payments will use the mortality factors monthly installments broken down by the numbers of years payable for the Annuity Benefit. The guaranteed fixed income options are based on a guaranteed interest rate of 1.5% as defined in the Policy form Section “Fixed Annuity Payment Options”.

The specified period may not exceed your life expectancy. No funds will remain at the end of the specified period. The minimum period for annuitization is five (5) years.

Fixed Income Option 2 – Life Income

You may choose between:

(a)	No Period Certain – We will make level payments only during the Annuitant’s lifetime.

(b)	10 Years Certain – We will make level payments for the longer of the Annuitant’s lifetime or ten years.

The amount of the fixed payment is determined by multiplying each $1,000 of account value by the mortality factors included in the Annuitization tables for Life Annuity and Life Annuity with 10 Year Period Certain defined in the Policy Form Section “Fixed Annuity Payment Options”.

Please note that if the annuitant dies after the Annuitization start date, payments will cease after the date of death.

Fixed income options 2(a) is not available for Annuitant age(s) greater than 85.

Fixed Income Option 3 – Income of a Specified Amount

We will make payments for any specified amount you choose until the amount applied to this option, with interest, is exhausted. The duration of the payments may not exceed the Annuitant’s life expectancy. This will be a series of level payments followed by a small final payment.

Fixed Income Option 4 – Joint and Survivor Annuity

No Period Certain – We will make payments during the joint lifetime of the Annuitant and a Joint Annuitant of your choosing. We will make payments based on youngest surviving owner. The amount of the fixed payment is determined by multiplying each $1,000 of account value by the mortality factors included in the annuitization tables for Joint & Survivor Annuity.

Income option 4 is not available for Annuitant age(s) greater than 85.

Any Other Option

Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Universal Life.

Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000

If, at the Annuitization Date, the total of all purchase payments made to the Contract is greater than $2,000,000, Universal Life may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 10 Year Term Certain; or

(2)	a Fixed Life Annuity with a Term Certain to Age 95.

Additionally, Universal Life may limit the amount that may be annuitized on a single life to $2,000,000. If the total amount to be annuitized is greater than $2,000,000, then for the purpose of Annuitization only, Universal Life may permit additional Annuitants to be named.

Death Benefit

Death of Contract Owner/Annuitant

Whether a party to the Contract has certain rights (including the right to receive the Death Benefit) depends on whether certain parties have been named and whether the Contract Owner and the Annuitant are the same person.

In the event of the death of any party to the Contract including, but not limited to, the Contract Owner (or any Joint Owner) and the Annuitant (or any Joint Annuitant), the rights of any remaining parties under the Contract and the heirs of the deceased party with respect to the Contract and payments there under will be subject at all times to the applicable inheritance laws of the Commonwealth of Puerto Rico, including those provisions relating to forced heirs. Any payments required to be made by Universal Life under the Contract (including payment of the Death Benefit) after the death of any party to the Contract will be made by Universal Life in accordance with the applicable inheritance laws of the Commonwealth of Puerto Rico, and any such payments will be processed after Universal Life shall have received proof of death and any legally required court of other documents involving the estate of the deceased party to the Contract. Contract Owners are urged to consult their legal adviser to discuss any implications that Puerto Rico inheritance laws may have with respect to other parties to the Contract and with respect to the prospective heirs of such Contract Owner.

If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a Death Benefit is payable to the surviving Joint Owner.

If there is no surviving Joint Owner, the Death Benefit is payable to the Beneficiary. Multiple Beneficiaries will share the Death Benefit equally unless otherwise specified.

If no Beneficiaries survive the Contract Owner/Annuitant, the Contingent Beneficiary receives the Death Benefit. Multiple Contingent Beneficiaries will share the Death Benefit equally unless otherwise specified.

If no Contingent Beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner’s estate will receive the Death Benefit.

If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the Death Benefit may elect to receive the Death Benefit:

(1)	in a lump sum;

(2)	as an annuity for life (or for life expectancy);

(3)	in a 5 year Settlement Contract; or

(4)	in any other manner permitted by law and approved by Universal Life.

The Death Benefit Option selected will not impact the calculation of the Death Benefit.

Universal Life will pay (or will begin to pay) the Death Benefit within 30 days of receiving proof of death, instructions as to the payment of the Death Benefit and any other documents that may be required by Universal Life and/or under applicable Puerto Rico laws in good order.

Standard Death Benefit

If the Owner dies prior to the Annuitization Date and the total of all purchase payments made to the Contract is less than or equal to $3,000,000, the standard Death Benefit will be the greatest of:

(1)	the Contract Value; or

(2)	the total of all purchase payments, less an adjustment for amounts Surrendered.

The adjustment for amounts Surrendered will reduce the total of all purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial Surrender(s).

Standard Death Benefit:

a)	Total Purchase Payments = $100,000

b)	Contract Value at time of death = $80,000

c)	Contract Value before Amounts Surrendered $83,000

d)	Amounts Surrendered = $10,000

e)	Amounts Surrendered in % = 12.04%

f)	Death Benefit adjusted by 12.04%; the same proportion that the Contract Value was adjusted for when the Surrenders took place.

Death Benefit Amount = $87,960

●	Amount surrendered / Contract Value before Amount Surrendered = $10,000 / $83,000 = 12.04%

●	Total Purchase Payments – Proportion of adjustment = $100,000 – 12.04% = $87,960

If the Owner dies prior to the Annuitization Date and the total of all purchase payments made to the Contract is greater than $3,000,000, the Standard Death Benefit will be determined using the following formula:

A x F + B (1 - F), where

A = the greatest of:

(1)	the Contract Value; or

(2)	the total of all purchase payments, less an adjustment for amounts Surrendered.

The adjustment for amounts Surrendered will reduce the total of all purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial Surrender(s).

B = the Contract Value; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the Contract.

Example:

Standard Death Benefit:

a)	Total Purchase Payments = $4,000,000

b)	Contract Value at time of death = $3,800,000

c)	Contract Value before Amounts Surrendered $3,830,000

d)	Amounts Surrendered = $170,000

e)	Amounts Surrendered in % = 4.44%

f)	Death Benefit adjusted by 4.44%; the same proportion that the Contract Value was adjusted for when the Surrenders took place.

Death Benefit Amount = $3,822,400

Calculation A for Standard Death Benefit:

●	Amount surrendered / Contract Value before Amount Surrendered = $170,000 / $3,830,000 = 4.44%

●	Total Purchase Payments – Proportion of adjustment = $4,000,000 – 4.44% = $3,822,400.

Calculation B for ration on contracts over $3,000,000:

●	Standard Death Benefit x Ratio of $3,000,000 to total of all purchase payments + Contract Value(1-ratio of $3,000,000 to total of all purchase payments) = 3,822,400 x 0.75 + $3,800,000 (1-0.75) = $3,816,800

One-Year Enhanced Death Benefit Option

Only at issue for an additional charge equal to an annualized rate of 0.20% of the daily net assets of the Variable Account, an applicant can purchase the One-Year Enhanced Death Benefit Option. This option is only available to contracts with owners age 70 or younger on the Date of Issue.

If the Owner dies prior to the Annuitization Date and the total of all purchase payments made to the Contract is less than or equal to $3,000,000, the Death Benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts Surrendered; or

(3)	the highest Contract Value on any Contract Anniversary prior to the Owners 86th birthday, less an adjustment for amounts subsequently Surrendered, plus purchase payments received after that Contract Anniversary.

The adjustment for amounts Surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial Surrender(s).

Example:

One-Year Enhanced Death Benefit:

a)	Total Purchase Payments = $100,000

b)	Contract Value at time of death = $80,000

c)	Contract Value before Amounts Surrendered = $83,000

d)	Highest Anniversary Value = $120,000

e)	Amounts Surrendered = $10,000

f)	Amounts Surrendered in % = 12.04%

g)	Death Benefit adjusted by 12.04%; the same proportion that the Contract Value was adjusted for when the Surrenders took place.

Death Benefit after adjustment of Highest Anniversary Value = $105,552

●	Amount surrendered / Contract Value before Amounts Surrendered = $10,000 / $83,000 = 12.04%

●	Highest Anniversary Value – Proportion of adjustment = $120,000 – 12.04% = $105,552

If Universal Life does not receive all information necessary to pay the Death Benefit within one year of the Owner death, the Death Benefit will be the greater of (1) or (2) above.

If the Owner dies prior to the Annuitization Date and the total of all purchase payments made to the Contract is greater than $3,000,000, the Death Benefit will be determined using the following formula:

A x F + B (1 - F), where

A = the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts Surrendered; or

(3)	the highest Contract Value on any Contract Anniversary prior to the Owner 86th birthday, less an adjustment for amounts subsequently Surrendered, plus purchase payments received after that Contract Anniversary.

The adjustment for amounts Surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial Surrender(s).

If Universal Life does not receive all information necessary to pay the Death Benefit within one year of the Owner’s death, the calculation for A above will be the greater of (1) or (2) above.

B = the Contract Value; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the Contract.

Example:

One-Year Enhanced Death Benefit:

a)	Total Purchase Payments = $4,000,000

b)	Contract Value at time of death = $3,800,000

c)	Contract Value before Amounts Surrendered = $3,830,000

d)	Highest Anniversary Value = $4,200,000

e)	Amounts Surrendered = $170,000

f)	Amounts Surrendered in % = 4.44%

g)	Death Benefit adjusted by 4.44%; the same proportion that the Contract Value was adjusted for when the Surrenders took place.

Death Benefit after adjustment of Highest Anniversary Value = $4,013,520

Calculation A for Standard Death Benefit:

●	Amount surrendered / Contract Value before Amounts Surrendered = $170,000 / $3,830,000 = 4.44%

●	Highest Anniversary Value – Proportion of adjustment = $4,200,000 – 4.44% = $4,013,520

Calculation B for ration on contracts over $3,000,000:

●	Enhanced Death Benefit x Ratio of $3,000,000 to total of all purchase payments + Contract Value(1-ratio of $3,000,000 to total of all purchase payments) = 4,013,520 x 0.75 + $3,800,000 (1-0.75) = $3,960,140

Purchases and Contract Value

Minimum Initial and Subsequent Purchase Payments

The Contract is issued in consideration of the purchase payment(s) made by the Contract Owner. Purchase payments are accepted by Universal Life at its home office in San Juan, Puerto Rico. The minimum initial purchase payment is required on the Date of Issue and must be at least $10,000 for non-qualified contracts and $5,000 for IRA contracts. The Contract Owner may satisfy the minimum initial purchase payment by making periodic purchase payments until the first Contract Anniversary as long as minimums are achieved within the first year. Universal Life does not require any additional purchase payments after the minimum initial purchase payment has been satisfied and the Contract will not lapse or otherwise be cancelled for failure to make additional purchase payments. Universal Life accepts additional purchase payments of $500 or more. If additional purchase payments are made via automated clearinghouse, the minimum subsequent purchase payment amount is reduced to $100. Subsequent purchase payments will be subject to a new CDSC Schedule. Universal Life reserves the right to make an exception on this requirement.

Notwithstanding the preceding paragraph, total cumulative purchase payments under the Contract and any other annuity contract issued by Universal Life with the same Annuitant may not exceed $1,000,000 (and will be returned to the Contract Owner), unless Universal Life agrees to accept purchase payments exceeding $1,000,000. If any party to the Contract ceases to be a Puerto Rico Resident prior to the Annuitization Date, additional purchase payments to the Contract are not permitted and the Contract Owner is required to take the steps described in the Parties to the Contract section of this Contract. Purchase payment(s) are not permitted after the Annuitization Date.

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase, if the application and all necessary information are complete. If the application is not complete, Universal Life may retain a purchase payment for up to 5 business days while attempting to complete any outstanding requirement. The purchase payment will be returned unless the prospective purchaser specifically allows Universal Life to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to Sub-Accounts will be priced at the next available Accumulation Unit value after the payment is received no later than two business days. Purchase payments will not be priced when the New York Stock Exchange is closed or on the following U.S.-recognized holidays:

●	New Year’s Day	●	Independence Day

●	Martin Luther King, Jr.	●	Labor Day

●	Presidents’ Day	●	Thanksgiving

●	Good Friday	●	Christmas

●	Memorial Day

Universal Life also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable;

(3)	the U.S. Securities and Exchange Commission, by order, permits a suspension or postponement for the protection of security holders.

Allocation of Purchase Payments

Universal Life allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Under the investment structure, the Variable Account will be divided into several Sub-Accounts among which the Contract Owners that purchase the annuity product may allocate their purchase payments, subject to the terms and conditions in the Contract. The Sub-Accounts will consist of segregated and separately-managed pools of assets of the Variable Account, and each will be managed by Universal Financial Services as the investment adviser contracted by Universal Life to manage the Sub-Account.

The Sub-Accounts will be available for investment only through the purchase of the Contract. Each Sub-Account will have a generally defined investment strategy (e.g., growth, moderate growth, moderate, conservative, money market and international growth investments). Amounts allocated to a Sub-Account by the Contract Owner will be used to purchase Accumulation Units, representing value units of the total investment of the Sub-Account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the Contract.

Determining the Contract Value

The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts of the Variable Account. If charges are assessed against the whole Contract Value, Universal Life will deduct a proportionate amount from each Sub-Account based on current cash values.

Valuing an Accumulation Unit

Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds in the applicable Sub-Account for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Universal Life uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period. For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual funds in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.

(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.40% of the daily net assets of the Variable Account, depending on which optional benefits the Contract Owner elects.

Based on the change in the net investment factor, the value of an Accumulation Unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account Charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

The prospectuses for the underlying funds will explain the circumstances under which such funds will use fair value pricing and the effects of such pricing.

The principal underwriter of the Contracts is Universal Financial Services, Inc., #33 Bolivia St., Hato Rey P.R 00917-2011. UFS is a wholly-owned subsidiary of Universal Group, Inc. and a commonly controlled affiliate of Universal Life.

Redemptions

Surrender (Redemption) Prior to Annuitization

Prior to Annuitization and before the Annuitant’s death, Contract Owners may generally Surrender some or all of their Contract Value. Surrender requests must be in writing and Universal Life may require additional information. When taking a full Surrender, the Contract must accompany the written request. Universal Life may require a signature guarantee.

Universal Life will pay any amounts Surrendered from the Sub-Accounts within seven days. However, Universal Life may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Partial Surrenders (Partial Redemptions)

If a Contract Owner requests a partial Surrender, Universal Life will Surrender Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the Surrender request.

Partial Surrenders are subject to the CDSC provisions of the Contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.

The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

Full Surrenders (Full Redemptions)

Upon Full Surrender, the Contract Value may be more or less than the total of all purchase payments made to the Contract. The Contract Value will reflect:

●	the investment performance of the underlying mutual funds;

●	the underlying mutual fund charges;

●	the Variable Account Charges and the $50 Contract maintenance charge if applicable; and

Full Surrenders are subject to the CDSC provisions of the Contract. The CDSC-free withdrawal privilege does not apply to Full Surrenders of the Contract. For purposes of the CDSC free withdrawal privilege, a Full Surrender is:

●	multiple Surrenders taken within a one-year period that deplete the entire Contract Value; or

●	any single Surrender of 90% or more of the Contract Value.

Surrenders Required by the U.S. Internal Revenue Code

Certain Surrenders may be required by the U.S. Internal Revenue Code. For purposes of this section, “Surrender” may also be termed a “distribution” or a “required distribution.”

In no case may Surrender be delayed beyond the time specified by United States Internal Revenue Code Section 72(s).

If any Contract Owner or Joint Owner dies (including an Annuitant who becomes the Contract Owner of the Contract on the Annuitization Date), certain distributions are required by Section 72(s) of the United States Internal Revenue Code. The following distributions will be made in accordance with these requirements (regardless of any other provisions in the Contract):

(1) If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest under the Contract has been distributed, then the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution in effect as of the date of such Contract Owner’s death.

(2) If any Contract Owner dies before the Annuity Commencement Date, then the entire interest in the Contract (consisting of either the Death Benefit or the Contract Value reduced by certain charges as set forth elsewhere in the Contract) shall be distributed within 5 years of the death of the deceased Contract Owner, provided however:

(a) If any portion of such interest is payable to or for the benefit of a natural person who is a surviving Contract Owner, Joint Owner, Annuitant, Beneficiary, or Contingent Beneficiary as the case may be (each a “Designated Beneficiary”), such portion may, at the election of the Designated Beneficiary, be distributed over the life of such Designated Beneficiary, or over a period not extending beyond the life expectancy of such Designated Beneficiary, provided that payments begin within one year of the date of the deceased Contract Owner’s death (or such longer period as may be permitted by federal income tax regulations). Life expectancy and the amount of each payment will be determined as prescribed by federal income tax regulations.

(b) In the event that the Contract Owner is not a natural person (e.g., a trust), then, for purposes of these distribution provisions, (i) the death of the Annuitant shall be treated as the death of any Contract Owner, (ii) any change of the Annuitant shall be treated as the death of any Contract Owner, and (iii) in either case the appropriate distribution required under these distribution rules shall be made upon such death or change, as the case may be. The Annuitant is the primary Annuitant as defined in Section 72(s) (6) (B) of the U.S. Internal Revenue Code.

These distribution provisions shall only be applicable to an annuity contract that is subject to the provisions of Section 72(s) of the United States Internal Revenue Code by reason of Section 72(s) (5) or any other law or rule.

Additional Tax Information

It is intended that the Contract be treated as an “annuity contract” for federal income tax purposes. Universal Life will interpret and administer all sections of the Contract in accordance with United States Internal Revenue Code Section 72(s). Universal Life reserves the right to amend this Contract to comply with requirements set out in the U.S. Internal Revenue Code and regulations and rulings there under, as they may exist from time to time.

Surrenders are calculated by use of the expected return multiples specified in Tables V and VI of Section 1.72-9 of the U.S. Treasury Regulations and calculated in accordance with the calculation methods made available by Universal Life, prescribed by such regulations and elected by the Contract Owner.

Under the P.R. Code, Surrenders for Non-Qualified Contracts prior to Annuitization are treated as non-taxable return of principal until the principal is fully recovered; thereafter, all Partial Surrenders will be taxable as ordinary income. Surrenders after Annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after Annuitization is equal to the amount of the Surrender in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded; thereafter, the entire Surrender is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax on Non-Qualified Contracts. Generally, Puerto Rico does not require income tax to be withheld from Distributions of Income to Puerto Rico Residents except for IRA distributions prior to age 60 which do not qualify for a penalty exception.

Surrender (Redemption) After Annuitization

After the Annuitization Date, Surrenders other than regularly scheduled annuity payments are not permitted.

Taxes

Tax Considerations

The following discussion summarizes the material Puerto Rico and United States federal tax considerations relating to the purchase, ownership and disposition of the Contract. This discussion does not intend to describe all the tax considerations that may be relevant to a particular person in light of that person’s particular circumstances and does not describe any tax consequences arising under the laws of any state, locality or taxing jurisdiction other than Puerto Rico and the United States.

The discussion assumes that the Contract is an annuity and endowment contract for purposes of the P.R. Code, and an annuity contract for purposes of the U.S. Internal Revenue Code. Universal Life will take all the necessary steps to ensure that the Contract is classified on a continued basis as an annuity and endowment contract for purposes of the P.R. Code, and an annuity contract for purposes of the U.S. Internal Revenue Code. However, there is no assurance that such classification will not be challenged by the Puerto Rico Treasury Department or the U.S. Internal Revenue Service, and, if challenged, that Universal Life will prevail. If the Contract is not classified as an annuity and endowment contract for purposes of the P.R. Code, and as an annuity contract for purposes of the U.S. Internal Revenue Code, the Owner of the Contract may be taxed currently on the earnings of his or her Contract, or may be considered the Owner of the underlying securities and taxed on its transfer by gift or death and on the earnings of the assets in the separate account underlying her or his Contract.

This discussion is based on the tax laws of Puerto Rico and the United States as in effect on the date of this Prospectus, as well as regulations, administrative pronouncements and judicial decisions available on or before such date and now in effect. All the foregoing is subject to change, which change could apply retroactively and could affect the continued validity of this summary. A prospective Owner of a Contract should be aware that Universal Life’s opinion is not binding on the Puerto Rico Treasury Department, any municipality or agency of Puerto Rico, the United States Internal Revenue Service or the courts. Accordingly, there can be no assurance that the opinions set forth herein, if challenged, would be sustained.

You should consult your own tax advisor as to the application to your particular situation of the tax considerations discussed in this Prospectus, as well as the application of any state, local, foreign or other tax.

This Contract is for sale to individuals who are Residents of Puerto Rico who intend to remain Residents of Puerto Rico prior to and during the Annuitization period.

The Contract is also for sale to trusts organized under the laws of Puerto Rico that: (i) form part of a qualified employees’ retirement plan, all of the participants of which are Residents of Puerto Rico, that is exempt under Section 1081.01 of the P.R. Code and described under Section 1022(i)(1) of the Employee Retirement Income Security Act of 1974, as amended, (hereinafter a “Qualified Trust”), or (ii) a trust that: (A) constitutes a grantor trust for purposes of the U.S. Internal Revenue Code and the P.R. Code, (B) all grantors, fiduciaries, trustees, beneficiaries and contingent beneficiaries of the trust are individuals who are Residents of Puerto Rico and intend to remain Residents of Puerto Rico prior to and during the Annuitization period, and (C) holds the Contract as an agent of one or more its grantors (hereinafter an “Agent Trust”). The tax considerations described herein are limited to those applicable to a Puerto Rico Resident, to a Qualified Trust, and to an Agent Trust. Please see “Glossary of Terms – Puerto Rico Resident or a Resident of Puerto Rico” for a discussion of the applicable requirements relating to residency in Puerto Rico.

Whether an individual is a Resident of Puerto Rico depends on the facts and circumstances of each individual, which may change from year to year. Similarly, whether a trust is a Qualified Trust or an Agent Trust depends on the facts and circumstances of each trust, and may change from time to time. Each individual and trust should seek advice from its own tax counsel to assess if he or she is a Resident of Puerto Rico, or the trust is a Qualified Trust, or an Agent Trust.

PUERTO RICO TAXATION

Puerto Rico Income Tax Consequences

Universal Life obtained rulings from the Puerto Rico Secretary of the Treasury regarding the proper classification of the Contract under the P.R. Code (the “PR Tax Rulings”). The PR Tax Rulings were issued under the Puerto Rico Internal Revenue Code of 1994. as amended. Pursuant to Section 6091.04 of the P.R. Code, the PR Tax Rulings shall continue in effect to the extent issued under similar wording of law. This section on Puerto Rico Taxation follows the PR Tax Rulings to the extent issued under wording of law similar to the P.R. Code.

A Puerto Rico Resident is generally subject to income taxes under the P.R. Code on its gross income from all sources. The P.R. Code provides for certain exclusions and exemptions.

Distributions from the Contract

Under the terms of the PR Tax Rulings the Contract will be classified as an annuity and as an endowment contract for purposes of the P.R. Code. For purposes of the P.R. Code, investments held by the separate account under the Contract will be considered as owned and shall constitute assets of Universal Life. Consequently, current accumulations of the earnings held in the separate account under the Contract will be taxable to Universal Life to the extent provided by the P.R. Code. The Contract Owner or its Beneficiary will be taxed on the accumulations of earnings under the Contract in the taxable year in which such earnings are considered to have been distributed under certain special rules of the P.R. Code.

For purposes of the P.R. Code, an “annuity” is generally defined as any amount, based on a computation with reference to life expectancy or mortality tables and payable over a period longer than one year, received in periodical installments, whether annually, semiannually, quarterly, monthly, or otherwise. Amounts distributed under the Contract as annuities for a taxable year should be included in the Annuitant’s gross income as ordinary income, except that any portion of the annual amount distributed in excess of three percent (3%) of the aggregate amount of the premiums paid will be excluded from gross income. Such exclusion from gross income will not be available once the aggregate amount excluded from gross income with respect such distributions equals the total amount of the premiums paid (the “3% Rule”). The amount excluded under the 3% Rule is not subject to the Alternative Basic Tax. See “Alternative Basic Tax” below.

Partial payments not distributed as annuities are excludable from gross income up to the point where the amounts distributed equal the total amount of premiums paid. The amount so excluded is not subject to the Alternative Basic Tax. See “Alternative Basic Tax” below. Any distributions in excess of the total amount of the premiums paid will be taxable as ordinary income.

Global Payments

The PR Tax Rulings confirm the general rule that any gain realized upon a distribution in full redemption or surrender of the Contract shall be treated as ordinary income.

However, the P.R. Code provides an exception to the preceding general rule. Pursuant to Section 1023.08 of the P.R. Code, at the election of the taxpayer, amounts distributed under the Contract that must be included in gross income and qualify as a “Global Payment” may be treated as a long-term capital gain subject to the maximum fifteen percent (15%) income tax rate of Section 1023.02 of the P.R. Code. - For the fifteen percent (15%) income tax rate to be available the Contract Owner shall elect and agree in writing for the fifteen percent (15%) income tax to be withheld and remitted by Universal to the Puerto Rico Treasury Department. The term “Global Payment” is defined by Section 1023.08 of the P.R. Code and the PR Tax Rulings as amounts distributed during the same taxable year under the Contract. However, the PR Tax Rulings provide that such amount must be in full payment of the total balance payable under the Contract, and cancellation thereof. The long-term capital gain arising from a Global Payment is subject to the Alternative Basic Tax. See “Alternative Basic Tax” below.

Sale, Exchange or other Disposition of the Contract

Any sale or exchange of the Contract by the Contract Owner will be regarded as a sale or exchange under the P.R. Code that will give rise to ordinary gain or loss. Any loss generated will only be deductible if the Contract sold or exchanged has a refund feature (i.e., if the annuity guarantees some return of capital, or premiums paid, upon the death of the Annuitant). Recognition of gain or loss from the sale or exchange of the Contract may be subject to the exemptions and limitations discussed hereof.

Pursuant to P.R. Code Section 1034.04(b)(9) and the PR Tax Rulings no gain or loss should be recognized if a life, endowment or annuity insurance contract, including a contract issued by an insurance company organized under the laws of P.R. or a State of the United States, is exchanged for the Contract, or if total distributions from said insurance contracts are contributed to the Contract within the 60 days following the date of distribution. The PR Tax Rulings also provide that notwithstanding the non-recognition treatment on the exchange, any accrued income deferred as a consequence of the tax-free exchange will retain its character as ordinary income. Unless otherwise provided under regulations issued by the Puerto Rico Secretary of the Treasury, this non-recognition provision will not be available to the extent that such exchange or indirect transfer results in the transfer of property to a person that is a nonresident of Puerto Rico.

Pursuant to P.R. Code Sections 1023.20 and 1031.01(b)(13) future distributions under the Contract will be exempt from income taxation under the P.R. Code, including the Alternative Basic Tax (see “Alternative Basic Tax” below), if: (i) on or before April 30, 2015, an individual taxpayer exchanged a life, endowment or annuity insurance contract for the Contract, (ii) such exchange qualifies for non-recognition of gain or loss under P.R. Code Section 1034.04(b)(9) of the P.R. Code, related to tax free exchanges and transfers of life, endowment and annuity contracts including insurance contracts issued by an insurance company organized under the laws of P.R. or a State of the United States; (iii) a tax equal to ten percent (10%) of the accumulated earnings was paid to the Secretary of the Treasury on a date not after April 30,2015; and, (iv) the Contract provided that no additional contribution or premium payments may be made after April 30, 2015.

Pursuant to the PR Tax Rulings, for income tax purposes under the P.R. Code (i) a gift of the Contract by the Contract Owner shall be treated as a sale or exchange of the Contract, (ii) the Contract will not be considered a capital asset and any gain or loss resulting from the exchange or sale of the Contract will be treated as ordinary income or loss, (iii) gain or loss should be recognized on a gift of the Contract based on the cash Surrender Value of the Contract as of the date of the gift, and (iv) no gain or loss shall be recognized by the decedent’s estate or by his heirs as a result of the transfer of the Contract by reason of death of a Contract Owner.

The PR Tax Rulings also provide that, if upon death of the Contract Owner, the heir or Beneficiary of the Contract elects to receive a lump-sum payment under the Contract, he shall include in his gross income, as ordinary income, an amount equal to the excess of the amount received over the sum of (i) the adjusted basis of the heir or Beneficiary in the Contract, and (ii) any Death Benefit excludable from gross income.

However, any distribution considered a Global Payment under Section 1023.08 of the P.R. Code is includible in gross income as a long-term capital gain, and therefore, subject to the preferential 15% income tax rate, if so elected by the taxpayer. Such distribution may be subject to the Alternative Basic Tax. (See “Global Payments” above and “Alternative Basic Tax” below).

Pursuant to the PR Tax Rulings, if the heir or Beneficiary does not elect a lump sum distribution, the accumulated benefits will be taxable when distributed under the same income recognition rules that would have been applicable to the deceased Contract Owner, except that the heirs’ tax basis on the Contract shall be as described below.

The basis of a Contract acquired from the decedent by bequest, devise or inheritance after December 31, 2017, shall be the same basis it had at the time of death in the hands of the decedent.

Life Insurance Benefits

Life insurance benefits are generally excluded from gross income under Section 1031.01(b)(1) of the P.R. Code and are not subject to the Alternative Basic Tax. See “Alternative Basic Tax” below. The PR Tax Rulings provide that any amounts paid or payable upon death of the Contract Owner that exceeds the higher of:

i.	the value of the Surrender Value Contract as of the time of death, or

ii.	the premiums paid for or the cost of the Contract less amounts previously received by the Contract Owner that were excluded from gross income,

shall be treated as amounts received under a life insurance contract that shall be excluded from gross income pursuant to Section 1031.01(b)(1) of the P.R. Code. Provided, however, that these amounts should be specifically designated as death payments for which the deceased Contract Owner did not have a nonforfeitable right to receive the payments while living.

Qualified Trusts

Pursuant to Section 1081.01 of the P.R. Code, a Qualified Trust is generally exempt from income taxation on earnings accumulated or distributed under the Contract or on any income realized from the sale or exchange of the Contract. Whether a trust is a Qualified Trust depends on the facts and circumstances of each trust, which may change from year to year. In addition, the exemption under Section 1081.01 of the P.R. Code is subject to certain exceptions. Each fiduciary of a trust should seek advice from its tax counsel to assess if the trust is a Qualified Trust, and if the exemption allowable under Section 1081.01 of the P.R. Code with respect to the Contract will not fall within one of the exceptions provided by the P.R. Code.

Agent Trusts

The grantor of an Agent Trust will be subject to income tax under the P.R. Code as if he or she were the direct Owner of the Contract under the rules discussed above. A trustee or fiduciary should review its trust documents and consult its own tax advisors in order to determine if the trust is an Agent Trust.

Alternative Basic Tax

The alternative basic tax (the “ABT”) provision of the P.R. Code applies to individuals having an ABT Net Income in excess of $25,000. The ABT tax rates for taxable years beginning after December 31, 2018, are: One percent (1%) if ABT Net Income is greater than $25,000 but not over $50,000; three percent (3%) if ABT Net Income is over $50,000 but not greater than $75,000; five percent (5%) if ABT Net Income is over $75,000 but not greater than $150,000; ten percent (10%), if ABT Net Income is over $150,000 but not over $250,000; and twenty four percent (24%), if the ABT Net Income exceeds $250,000. The ABT rates are not progressive. Once the taxpayer reaches the next level, all the ABT Net Income is subject to the higher ABT rate.

The ABT Net Income is the net taxable income subject to regular income tax, increased for certain items of otherwise exempt income, income subject to special tax rates, such as long-term capital gains and certain limitations on otherwise deductible items. An individual taxpayer subject to ABT shall pay the higher of the regular income tax or the ABT. Subject to certain limitations, the excess of the ABT over regular tax may be claimed as a credit in future taxable years, but only with respect to ABT paid in a year commencing before January 1, 2014 and taxable years commencing after December 31, 2018.

Puerto Rico Estate and Gift Tax Consequences

No estate of gift tax is imposed by the PR Code on transfers by reason of death, bequests or gifts occurring after December 31, 2017. Notwithstanding, these transfers are still subject to certain filing and other requirements.

Individual Retirement Annuity – Deductible and Nondeductible

This discussion pertains only to a Contract Owner who elects to acquire the Contract as an individual retirement annuity (the “IRA”), as defined by Section 1081.02 of the P.R. Code, or as a nondeductible individual retirement account as defined by Section 1081.03 of the P.R. Code (the “Nondeductible IRA”), and is limited to the Puerto Rico income tax consequences thereof. If such election is made the Contract will be subject to all the requirements and limitations discussed below, and to those applicable to a Contract that is not an IRA. This discussion does not take into consideration the effect of any election or prepayment of income taxes that the Contract Owner may have carried out pursuant to the P.R. Code or any predecessor act. The Contract Owners should consult their own tax advisor as to the income tax effect of such prepayment or elections.

A Contract Owner may close the IRA, without any penalties except for any fees, by providing a written cancellation notification to Universal Life within seven (7) business days following the opening of the IRA or Nondeductible IRA. Such cancellation notification should be mailed to Universal Life so that it is postmarked (or certified or registered, if sent by certified or registered mail) no later than such seven (7) business day period.

Individual Retirement Annuity - Deductible

The P.R. Code enables eligible individuals to make annual tax-deductible contributions to an IRA (the “IRA Contributions”) in order to provide for their retirement. The total amount of the permissible annual IRA Contributions is deductible by the Contract Owner in computing his or her taxable income for Puerto Rico income tax purposes for the year with respect to which the IRA Contributions are made. All retirement planning should be done on a long-term basis. The P. R. Code imposes penalties and restrictions in order to discourage or prevent using IRA Contributions for other purposes other than retirement.

A Contract Owner is eligible to qualify his/her Contract as an IRA if he or she has not attained the age of 75 years in the taxable year for which is making the IRA Contribution, and receives salaries and compensation, which includes, among other things, wages, salaries, professional fees, income from occupations, salesman’s commissions, tips or self-employment income. However, compensation does not include interest, dividends, rents, royalties, capital gains or other non-employment income. For married taxpayers filing a joint Puerto Rico income tax return, an IRA may be opened for each spouse, even if only one of the spouses receives qualified compensation.

Nontransferable and Non-forfeitable

A Contract Owner may not transfer ownership of his or her IRA without disqualifying it from tax-favored treatment, except to his or her former spouse as a result of a divorce decree or under a written instrument arising from a divorce. A Contract Owner has a fully vested interest in his or her IRA which is nonforfeitable.

Contributions and Deductions

The total permissible maximum annual contribution to an IRA is $5,000 for a taxable year (or such maximum annual contribution as may be allowed in any future taxable year), or a Contract Owner’s adjusted gross income received from salaries or the earnings attributed to professions or occupations, whichever is less. A married taxpayer who files a joint P.R. income tax return may contribute an additional $5,000 for a taxable year (or such maximum annual contribution as may be allowed in any future taxable year) to a separate IRA established by or for such Contract Owner’s spouse (even if said spouse derived no gross income from the above-mentioned sources) provided that their combined total contribution shall not exceed $10,000 for a taxable year, or the combined adjusted gross income received from salaries or the earnings attributed to professions or occupations, whichever is less. Such contributions are tax deductible for Puerto Rico income tax purposes, subject to the following limitations:

●	Excess IRA Contributions - If a Contract Owner contributes to an IRA an amount in excess of the maximum amount permissible and, the excess is not returned (along with the amount of net income attributable to such excess contribution) by no later than the deadline for the filing of such Contract Owner’s income tax return for the year with respect to which the excess IRA Contributions were made (including any applicable extension of the time for filing), the entire balance of such IRA will be deemed to have been distributed to such Contract Owner. The amount of an IRA treated as distributed will be subject to the “Distribution” and “Premature Distribution” rules described herein.

●	No IRA Contributions Permitted in Taxable Year in which a Contract Owner Attains 75 Years of Age - No IRA Contributions may be made to an IRA for the taxable year in which a Contract Owner attains 75 years of age or thereafter.

●	Deadline for IRA Contributions - IRA Contributions by a Contract Owner for a given taxable year must be made no later than the date prescribed by law for such Contract Owner to file his or her Puerto Rico income tax return for that year (including any applicable extension to the time for filing).

●	Investments in Life Insurance Not Permitted - That part of the IRA Contributions invested by the IRA in life insurance contracts shall not be deductible.

Distributions

The distribution to a Contract Owner of the entire balance accrued in an IRA must be made, or commenced to be made by, no later than the end of the year in which such Contract Owner reaches 75 years of age. Such distribution must occur at least at a minimum prescribed rate, as further described below.

●	Tax Treatment upon Distributions - Amounts distributed under the Contract shall be taxed under the rules applicable to a Contract that is not an IRA, except that the premiums paid for purposes of determining the cost to be recovered under the Contract shall be increased by the share of income distributed out of the Contract which is exempt from Puerto Rico income taxes. Premiums paid shall be excluded in the computation of cost to be recovered under the Contract.

●	Distribution for Purchase or Construction of First Principal Residence - Notwithstanding the preceding, the Puerto Rico income taxation on certain distributions from an IRA shall be deferred if a Contract Owner uses the amount distributed for the purchase or construction of such Contract Owner’s first principal residence and complies with the applicable requirements of the P.R. Code and the regulations issued thereunder as provided in Section 1081.02(d)(6) of the P.R Code.

●	Form of Distributions - The Contract Owner’s total interest in an IRA must be distributed on or before the closing of the taxable year in which he or she attains 75 years of age, unless such total interest distributed in periodic payments in such taxable year over; (i) the life of such Contract Owner or the lives of such Contract Owner and his or her spouse, or (ii) during a period that shall not extend beyond the life expectancy of such Contract Owner or the joint life expectancy of such Contract Owner and his or her spouse. Accordingly, if a Contract Owner does not choose a method of distribution on or before the closing of the taxable year in which he or she attains 75 years of age, the entire balance of a Contract Owner’s IRA will be distributed in a lump sum payment by the end of the taxable year in which he or she attains 75 years of age.

●	Death of a Contract Owner - Upon a Contract Owner’s death, the entire balance of such Contract Owner’s IRA must be distributed to such Contract Owner’s Beneficiary or beneficiaries within a period of five (5) years from the death of such Contract Owner. Notwithstanding this, if (i) a Contract Owner elected to receive distributions from such Contract Owner’s IRA over a fixed term permitted by the P.R. Code and, (ii) such distributions have commenced, the distributions will continue as scheduled. The same rule applies at the death of the surviving spouse of a Contract Owner with respect to his or her beneficiaries if distributions to the surviving spouse have commenced pursuant to Section 1081.02(b)(3) of the P.R Code.

Any distribution to a Contract Owner’s Beneficiary, upon the death of such Contract Owner, is subject to Puerto Rico inheritance rules and other applicable laws and regulations.

●	No Capital Gains Treatment - A lump sum distribution from a Contract Owner’s IRA is not eligible for capital gains treatment for Puerto Rico income tax purposes. However, Contract Owners should consult their own tax counsel to determine if a lump sum distribution from a Contract Owner’s IRA may qualify for the long-term capital gain treatment for Global Payment under Section 1023.08 of the P.R. Code.

Premature Distributions

Early Distribution Penalty - Distributions from a Contract Owner’s IRA may be made at any time but any actual or deemed distribution to the Contract Owner for whose benefit such account was established, is made before such Contract Owner attains 60 years of age is generally subject to a ten percent (10%) penalty on the amount includable in gross income, or fifteen percent (15%) for Contracts Owner who elected prepayment of earnings under P.R. Code Section 1023.23, unless the distribution is on account of:

i.	Contract Owner’s disability (as defined in the P.R. Code);

ii.	Contract Owner’s unemployment;

iii.	the need of funds to cover the expenses of a Contract Owner’s direct dependents in connection with their university studies;

iv.	the purchase or construction of a Contract Owner’s first principal residence (subject to compliance with certain requirements of the P.R. Code);

v.	the repair or reconstruction of a Contract Owner’s principal residence as a result of fire, hurricane, earthquake or other fortuitous cause;

vi.	the acquisition of a computer for a dependent of the Contract Owner within the second degree of consanguinity who is pursuing a university or lower level degree, up to an amount of $1,200 and only once every six (6) years;

vii.	the treatment of severe, chronic, degenerative and terminal disease of a family member up to the fourth degree of consanguinity and second degree of affinity; or

viii.	the avoidance of the imminent foreclosure or delay in the mortgage payments, including refinancing, of the Contract Owner’s principal residence due to loss of his employment or substantial reduction of income, up to the greater of fifty percent (50%) of the amount in the Contract or $20,000 (subject to the submission of evidence of need, circumstances and uses).

ix.	up to the maximum amount of twenty thousand (20,000) dollars, for the purchase of an efficient and environmental friendly renewal energy system for the Contract Owner’s residence, that is, every equipment or personal property, or combination of the same, that produces energy from renewable sources, such as, solar, wind, geothermical, oceanic, hydroelectric energy, or renewable fuels, without including fossil fuels. This withdrawal may be carried out once every ten (10) years.

x.	for the payment of child support past due of six month or more.

In addition, the Early Distribution Penalty shall not apply if the amount distributed is transferred by a Contract Owner to another IRA of such Contract Owner in a Rollover Contribution (as defined below) within 60 days of such Contract Owner’s receipt of the distribution, or if the amount distributed may be excluded from gross income. Regulation Article 1081.02(g)-1(a) states that the Early Distribution Penalty shall be imposed on a distribution to the “individual for whose benefit the account was established”. From this wording it can be reasonably interpreted that a distribution by reason of beneficiary death should not subject to the penalty as the distribution is not one made to the deceased beneficiary. This interpretation should be consulted with your tax counsel.

●	Withholding of the Early Distribution Penalty - The ten percent (10%) or fifteen percent (15%) penalty will be withheld from a distribution unless a Contract Owner provides the required evidence to Universal Life that the distribution is exempt from the penalty.

Special Prepayment Election and Increased Early Distribution Penalty

Under P.R. Code Section 1023.23 an Owner of a Contract that qualifies as an IRA may elect to prepay a tax equal eight percent (8%) of the accumulated balance in the Contract that would be includable in gross income upon actual or deemed distribution. The prepayment must have been made on or before April 30, 2015. The prepayment shall have the effect of increasing Owner’s tax basis in the Contract for an amount equal to the unrealized appreciation for which the special tax of eight percent (8%) was paid. The Early Penalty Distribution rate discussed above is increased from ten percent (10%) to fifteen percent (15%) with respect to a distribution from a Contract for which an election under P.R. Code Section 1023.23 was made or an amount rolled over from such Contract. In the computation of the amount of gross income subject to the penalty, the increase in tax basis attributable to the election under P.R. Code 1023.23 shall be ignored.

IRA May Not Be Used as Collateral.

A Contract Owner’s interest in an IRA or in assets held in such IRA may not be used as security for a loan, and any amount so utilized shall be deemed to have been distributed to such Contract Owner and may be subject to the ten percent (10%) or fifteen percent (15%) penalty for premature distributions described above.

No Policy Loans

If a Contract Owner borrows any sum of money under, or using said contract during any taxable year, the Contract shall cease to be an IRA as of the first day of said taxable year, and the Contract Owner shall include in his gross income for said year a sum equal to the fair market value of said policy on the first day of said year and may be subject to the ten percent (10%) or fifteen percent (15%) penalty for premature distributions described above.

Rollover Distribution

Amounts distributed from an IRA established by a Contract Owner or from a pension, profit-sharing or stock bonus plan described in Section 1081.01 of the P.R. Code (the “Qualified Plan”) may be transferred to another IRA established by such Contract Owner, (these IRA Contributions being referred to as “Rollover Contributions”) in an amount not greater than the maximum amount described above. A Rollover Contribution is, however, not tax-deductible for the year with respect to which such Rollover Contribution is made. If a Rollover Contribution is made by a Contract Owner who received the amount involved as a distribution from another IRA of such Contract Owner or a Qualified Plan, the transfer must be made not later than 60 days of the receipt of the distribution. If the transfer is made, but not on a timely basis, the transfer may well result in an excess IRA Contribution as referred to under the “Excess IRA Contributions” section above with the adverse consequences which pertain to excess IRA Contributions. Only one transfer from one IRA to another IRA can be made in any one-year period ending on the date of receipt of the distribution being transferred.

The Contract Owner should consult his or her tax counsel since to the extent that the Contract is treated as an endowment contract for purposes of the P.R. Code a Rollover Contribution to the Contract may not be allowed.

An individual retirement account maintained under the United States Internal Revenue Code of 1986, as amended, is generally not an IRA under the P.R. Code to or from which assets of a Puerto Rico IRA may be transferred.

Required Filings

A Contract Owner must report annually the IRA Contributions on such Contract Owner’s Puerto Rico income tax return in order to qualify for the Puerto Rico income tax deduction and benefits of an IRA.

Taxation of the IRA

A Contract Owner is not subject to Puerto Rico income taxes on the income generated by the assets held in an IRA until a distribution is made or treated as made under the P.R. Code. An IRA may be subject to tax on its unrelated business income under P.R. Code Section 1102.01.

Nondeductible Individual Retirement Account

A Nondeductible IRA is an IRA that is designated as such when established, but to which certain special rules apply.

Contributions

No deduction will be allowed to the Contract Owner with respect to contributions to a Nondeductible IRA. In addition, the annual nondeductible contribution to a Nondeductible IRA; (i) must be made by the due date of the income tax return (including extensions) of the taxable year for which the contribution is made; (ii) is limited to the annual limitation amount applicable to a deductible IRA, but reduced by the amount of contributions for the taxable year made to all other IRAs (other than nondeductible IRAs) maintained for the benefit of the Contract Owner, and (iii) may be made after the Contract Owner has reached age 70 ½.

A Qualified Distribution from a Nondeductible IRA may be excluded from the Contract Owner’s gross income and, therefore, will not be subject to Puerto Rico income taxes. A Qualified Distribution is defined as a distribution that is; (i) made on or after the date on which the Contract Owner reaches the age of 60, (ii) made to a Beneficiary by reason of death of the Contract Owner, or (iii) a Premature Distribution not subject to the Early Distribution Penalty (see previous discussion of Premature Distributions). In addition, a Nondeductible IRA is not subject to the mandatory age distribution provision applicable to a Deductible IRA.

A distribution that is not a Qualified Distribution must be included in the gross income to the extent that it exceeds the basis of the Contract Owner in the Nondeductible IRA. Generally, for these purposes, the tax basis of the Contract Owner shall consist of the contributions to the nondeductible IRA, plus Qualified Rollovers (as defined below) and tax-exempt income earned thereon. A distribution that is not a Qualified Distribution may be subject to Premature Distribution penalty (See “Premature Distributions”).

Rollover Contributions

A distribution may be rolled over to a Nondeductible IRA only if the rollover is a “Rollover”. A Qualified Rollover is generally defined as: (i) a rollover from an IRA or another Nondeductible IRA to a Nondeductible IRA, provided that it meets the criteria applicable to rollovers to a Deductible IRA without taking in consideration the limitation related to rollover of distributions received within the preceding year (see above discussion Rollover Distributions); (ii) a rollover within the following 60 days of receiving the entire distribution from a retirement plan qualified under Section 1081.01 of the P.R. Code but only if such distribution is a total distribution within a single taxable year by reason of separation from service of the employee; and (iii) a rollover of the balance of the savings account of participants in the Retirement Saving Account Program created under Act 447 of 1951 but only if such rollover meets the requirements of Article 3-109(B)(5) of such Act 447.

Amounts distributed by a Deductible IRA or a retirement plan qualified under Section 1081.01 of the P.R. Code may not be excluded from gross income by reason of been rolled over into a Nondeductible IRA and shall generally be considered distributed and includible in Gross Income, as defined by Section 1082.03(d)(4)(A)(i). However, the penalty shall not apply to a Premature Distribution transferred to a Nondeductible IRA pursuant to a Qualified Rollover.

Collateral

A Contract Owner’s interest in a Nondeductible IRA or in assets held in such IRA may not be used as security for a loan, and any amount so utilized shall be deemed to have been distributed to such Contract Owner and may be subject to the Early Distribution Penalty For Premature Distributions described above.

Taxation of Distributions by Reason of Disaster Declared by the Governor of Puerto Rico

Pursuant to Section 1081.02(d)(1) of the P.R. Code and subject the terms established by the Secretary in response to a disaster declaration by the Governor of Puerto Rico the first ten thousand ($10,000) dollars paid or distributed to cover Eligible Expenses from a Deductible IRA’s may be excluded from gross income, and any distribution in excess of the first ten thousand ($10,000) dollars excluded from gross income but not exceeding one hundred thousand ($100.000) dollars will be subject to a special tax of ten (10) percent, in lieu of any other tax, including the ABT. The amount distributed shall be determined on an aggregate basis considering all distributions from Deductible IRAs and qualified employees’ retirement plans. For the special tax to apply the ten (10) percent tax, will be required to withheld at source. Under Section 1081.01(b)(1)(D)(vi)(II) the term “Eligible Expenses” is broadly defined as expenses, either ordinary or extraordinary, incurred by an individual, spouse, ascendants, and/or descendants, to compensate for any loss or damage, and/or to cover basic needs suffered as a result of natural disaster. The Secretary is authorized to establish by regulation, administrative determination, circular letter or information bulletin of general application the documents that the participant or beneficiary must submit in connection with a disaster distribution.

The above treatment is afforded under Section 1081.02(d)(1) of the P.R. Code. Section 1081.02(d)(5) provides that the treatment under Section 1081.02(d)(1) shall not apply to an individual retirement annuity. On the other hand, Section 1081.02(d)(1)(J)(v) includes insurance companies as entities that may be subject to the distribution procedures to be prescribed by the Secretary with respect to the above special treatment. You should consult your tax counsel in relation to the application of the above treatment to Contracts qualified as an individual retirement annuity under the P. R. Code.

UNITED STATES FEDERAL INCOME TAXES

The Contract is designed for use for retirement income purposes by individuals who are bona fide residents of Puerto Rico pursuant to sections 933 and 937(a) of the U.S. Internal Revenue Code and who, together with all other parties to the Contract, including beneficiaries, remain bona fide residents of Puerto Rico prior to and during the Annuitization period. Also, the Contract may be sold to certain Agent Trusts and Qualified Trusts (as previously explained). The discussion contained herein is general in nature and is not intended as tax advice. Thus, you are advised that any discussion of tax issues herein is not intended or written to be used as an opinion to avoid penalties imposed under the U.S. Internal Revenue Code.

Universal Life Insurance Company’s Tax Status under the U.S. Internal Revenue Code

Universal Life is a life insurance company organized under the laws of and doing business in Puerto Rico. Universal Life’s primary place of business is in Puerto Rico. Universal Life has obtained a legal opinion confirming that for purposes of the U.S. Internal Revenue Code Universal Life is not engaged in a trade or business in the United States. It is the intention of Universal Life not to enter into activities that may be construed as conducting a trade or business in the United States for purposes of the U.S. Internal Revenue Code. The Variable Account and Sub-Accounts are not separate entities and for U.S. federal income tax purposes their operations are part of Universal Life.

Since Universal Life is a foreign corporation not engaged in a trade or business in the United States, and the Variable Accounts and Sub-Accounts are not separate entities, any fixed and determinable annual and periodical income from sources within the United States earned by Universal Life through the Variable Accounts and Sub-Accounts may be subject to U.S. withholding taxes. U.S. Source income that may be subject to tax includes, but is not limited to, interest that is not otherwise exempt (i.e., portfolio interest), and dividends on shares of stock of U.S. organized corporations that are held through the pools of assets or mutual funds in which these accounts invest. The US withholding tax rate on such interest and dividends is 30% and 10% respectively.

The economic consequences of such U.S. withholding taxes on the income of the Sub-Account are passed-through to the Contract Owner as a reduction in value of the Sub-Accounts and the Contract.

General Federal Income Tax Requirements for Annuities

Section 72 of the U.S. Internal Revenue Code governs generally the taxation of annuities. While there is no one general definition of “annuity” in the U.S. Internal Revenue Code, the essential characteristic of an annuity contract is that it provides for the payment of periodic payments that amortize principal (i.e., amounts to be received as an annuity). For a contract to be treated as an annuity contract for federal income tax purposes, section 72(s) of the U.S. Internal Revenue Code, however, requires that the contract provide that distributions be made in accordance with the following rules:

(1)	If any Contract Owner dies on or after the Annuitization Date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the Contract Owner’s death.

(2)	If any Contract Owner dies before the Annuitization Date, then the entire interest in the contract (consisting of either the Death Benefit or the Contract Value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the Contract Owner’s death.

These above requirements will be satisfied as to any interest payable to or for the benefit of a Designated Beneficiary if it is distributed over the life of the Designated Beneficiary or over a period not longer than the life expectancy of the Designated Beneficiary. Payments must begin within one year of the Contract Owner’s death unless otherwise permitted by U.S. income tax regulations. A Designated Beneficiary is the person designated by the Contract Owner as a Beneficiary and to whom ownership of the contract passes by reason of the death, and must be a natural person. Universal Life believes and has received a legal opinion that the Contract contains the requisite U.S. Internal Revenue Code section 72(s) provisions.

Furthermore, section 817(h) of the U.S. Internal Revenue Code generally requires that a variable annuity contract that is based on a separate account be adequately diversified to be taxed as an annuity contract. The Internal Revenue Service has published regulations prescribing diversification standards to be met by nonqualified variable annuity contracts as a condition to being taxed as annuities under section 72 of the U.S. Internal Revenue Code. The standards provide that investments of a segregated asset account (or Sub-Account) are adequately diversified if no more than (1) 55% of the value of its assets is represented by any one investment, (2) 70% is represented by any two investments, (3) 80% is represented by any three investments, and (4) 90% is represented by any four investments. Without regard to whether the Contract is a “variable contract” within the meaning of section 817(d) of the U.S. Internal Revenue Code, Universal Life will administer the Variable Account so that the Sub-Accounts meet the U.S. Internal Revenue Code section 817(h) diversification standards imposed by the Internal Revenue Service.

In addition, a contract that purports to be an annuity contract has been held not to be an annuity for purposes of the U.S. Internal Revenue Code, if the contract is part of an arrangement under which the Contract Owner is in substance the Owner of the investment assets underlying the purported annuity. In general, the position of the Internal Revenue Service as set forth in rulings is that the policy Owner is the direct Owner of the assets underlying the variable annuity contract if either: (i) the assets held in the separate account under the variable annuity are available to members of the general public; or (ii) the Contract Owner has the power to direct the custodian to sell, purchase, or exchange specific assets held under the annuity or has significant ownership rights as to warrant their direct ownership of the assets for tax purposes. Rev. Rul. 2003-91, 2003-2 C.B. 347; Rev. Rul. 2003-92, 2003-2 C.B. 350; Rev. Rul. 82-54, 1982-1 C.B. 11; Rev. Rul. 81-225, 1981-2 C.B. 12; Rev. Rul. 80-274, 1980-2 C.B. 27; and Rev. Rul. 77-85, 1977-1 C.B. 12. Universal Life believes that it is the legal Owner of the assets in the Variable Account and all the Sub-Accounts. Universal Life believes and has received a legal opinion that Universal Life will be treated as the Owner of the assets underlying the Contract for U.S. federal income tax purposes.

Federal Income Taxation of Annuities Owned by Puerto Rico Residents

United States citizens are taxed on their world-wide income. Thus, under the general rules, United States citizens who are residents of Puerto Rico are subject to tax by the United States on income from all sources. However, section 933 of the U.S. Internal Revenue Code provides that gross income from sources within Puerto Rico is exempt from United States federal income taxation, if the income is derived by bona fide resident of Puerto Rico pursuant to U.S. Internal Revenue Code section 937(a) and the regulations promulgated thereunder. Section 937(b) provides that rules similar to the rules for determining whether income is from sources within the United States should be used for purposes of determining whether income is from sources within Puerto Rico. However, U.S. Internal Revenue Code. Treas. Reg. § 1.937-2(c) (2) provides an anti-abuse rule that income shall be considered to be from sources with the United States if, pursuant to a plan or arrangement the income is received in exchange for consideration provided to another person and such person (or another person) provides the same consideration (or consideration of a like kind) to a third person in exchange for one or more payments constituting income from sources within the United States. The Contract is designed for purchase by individuals, who together with all the other parties to the Contract (including beneficiaries), are and remain bona fide residents of Puerto Rico prior to and during the Annuitization period; however, Universal Life makes no attempt to determine whether such individuals are bona fide residents of Puerto Rico, within the meaning of sections 933 and 937(a) of the U.S. Internal Revenue Code.

Although there is no specific provision in the U.S. Internal Revenue Code that addresses the issue of whether income on a variable annuity contract issued by a foreign insurance company generates U.S. or foreign-source income, Rev. Rul. 2004-75, 2004-2 C.B. 109, adopts the place of incorporation of the insurance company issuing the contract to determine the source of the income. Under such interpretation, income under an annuity contract issued by a Puerto Rico company is Puerto Rico source income.

The Contract is intended to meet the requirements of an annuity contract for U.S. federal income tax purposes. Universal Life will interpret and administer the Contract in accordance with the requirements of the sections 72(s) and 817(h) of the U.S. Internal Revenue Code, and reserves the right to amend the Contract to comply with the requirements set out in the U.S. Internal Revenue Code and regulations and rulings thereunder, as they may exist from time to time. Universal Life has obtained a legal opinion that the Contract should be considered an annuity contract for federal income tax purposes and that Universal Life should be treated as the Owner of the investment assets in the Variable Account, that the income from the Contract should be treated as Puerto Rico source income, and that conduit arrangement anti-abuse rule is not likely to be applied to the Contract. Such opinions are based on the United States income tax laws as interpreted by the Internal Revenue Service at the time of the opinion, but the opinion provides no guarantee that the Internal Revenue Service will so conclude. Prospective purchasers of the Contract or Contract Owners planning to exercise an option under the Contract should consult their own tax advisers to determine the possible tax consequences applicable for their individual situations.

Transfers, Assignments, or Exchanges of a Contract

A transfer of ownership of the Contract, the designation of an Annuitant who is not also the Owner, or the exchange of the Contract may result in tax consequences to the Contract Owner. For example, a sale, exchange, or other disposition of the Contract may give rise to a gain or loss equal to the difference between the fair market value of the Contract and the adjusted tax basis of the Contract in the hands of the Owner. The gain derived from the sale, exchange or other disposition of the Contract by a Resident of Puerto Rico should constitute income from sources within Puerto Rico, and should not be includable in the gross income of the Resident of Puerto Rico pursuant to section 933 of the U.S. Internal Revenue Code. Limitations on a deduction of a loss may be imposed, such as for a loss allocable to or chargeable against amounts so excluded from gross income by the Resident of Puerto Rico’s.

However, section 1035(a) of the U.S. Internal Revenue Code provides generally that no gain or loss shall be recognized on the exchange of an annuity contract for an annuity contract. Whether or not an exchange for the Contract qualifies under this provision will depend on the character of the contract being exchanged and the manner in which the exchange is accomplished. In addition, U.S. Internal Revenue Code section 1035(c) provides that, “to the extent provided in regulations,” section 1035(a) shall not apply to any exchange having the effect of transferring property to any person other than a United States person. No regulations have been issued to date to implement this provision. Accordingly, a Contract Owner contemplating any such transfer, assignment, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Early Distribution Penalty

The U.S. Internal Revenue Code imposes a penalty of 10% if a distribution from an annuity contract is made before the Contract Owner reaches age 59½. Since the amount of the penalty is equal to 10% of the portion of any distribution from an annuity contract that is includable in gross income for federal income taxes, such penalty will not be imposed on a distribution from the Contract that is excludable from gross income by a Puerto Rico Resident under section 933 of the U.S. Internal Revenue Code.

Agent Trusts

Generally, annuity contracts owned by non-natural persons (e.g., corporations, partnerships, trusts, and similar entities) are not treated as annuity contracts under section 72(u) of the U.S. Internal Revenue Code, and the income on the contract for any taxable year is taxed as ordinary income during such taxable year. These provisions do not apply to a Contract that is held by a trust or other entity as an agent for a natural person (i.e., an individual). Thus, if a trust holds the Contract for an individual Beneficiary of the trust, the consequences of ownership by a non-natural person may not apply.

To the extent an Agent Trust is a grantor trust for U.S. federal income tax purposes, the grantor of the Agent Trust may be deemed the direct owner of the Contract such that the Contract will not be treated as owned by a non-natural person. The grantor-owner of the Contract may be subject to United States federal income taxes under the rules described above for an individual Resident of Puerto Rico. But see U.S. Treas. Reg. section 1.937-1(b) (3) which provides that “juridical” persons (e.g., trusts) do not qualify for the provisions of section 933. A trustee or fiduciary should review its trust documents and consult its own tax advisers in order to determine if the trust is an Agent Trust.

Qualified Trusts

Section 72(u) of the U.S. Internal Revenue Code might disqualify the Contract as an annuity contract in the hands of a Qualified Trust if the Trust qualifies as a U.S. person because it would not be a trust under a plan described in Section 401(a) of the U.S. Internal Revenue Code. Section 401(a) applies to trusts created or organized in the United States. However, assuming that a Qualified Trust is properly established under P.R. law, and that no U.S. court is able to exercise primary supervision over it and one or more U.S. persons do not have authority to control all substantial decisions of the trust (i.e., it is not a U.S. person under U.S. Internal Revenue Code section 7701(a) (30) (E) and (a) (31)), the Qualified Trust would not be subject to U.S. federal income tax. Whether a trust that is a Qualified Trust is a U.S. person for federal income taxes depends on the facts and circumstances of each trust, which may change from year to year. In any case, because a Qualified Trust is exempt from income taxation under Section 501 of the U.S Internal Revenue Code, earnings accumulated or distributed under the Contract as well as any gain realized from the sale or exchange of the Contract should not be subject to income tax. Each fiduciary of a trust should seek advice from its tax counsel to assess if the trust is a Qualified Trust, and whether it might be a U.S. person.

Federal Estate and Gift Taxes

A Contract Owner who at the time of his death was a domicile of Puerto Rico and who acquired United States citizenship solely by reason of citizenship, birth or residence in Puerto Rico will be considered a nonresident not a citizen of the United States for purposes of the estate and gift taxes imposed under the U.S. Internal Revenue Code.

A nonresident not citizen of the United States is subject to United States federal estate taxes on the part of his estate that at the time of death is located in the United States. In absence of specific provisions under the U.S. Internal Revenue Code, the rule applicable to a debt obligation appears an adequate rule to determine the location of an annuity contract for federal estate tax purposes. Under these criteria, the Contract should be considered property situated outside the United States, and therefore, not includible in the taxable estate of a Contract Owner who at the time of death was domiciled in Puerto Rico and acquired United States citizenship solely by reason his birth or residence in Puerto Rico.

A donor who at the time of a gift of the Contract was domiciled in Puerto Rico and acquired his United States citizenship solely by reason his citizenship, birth or residence in Puerto Rico will be considered a nonresident not a citizen of the United States for purposes of the gift taxes imposed under the U.S. Internal Revenue Code. A nonresident not citizen of the United States is subject to United States federal gift taxes on the transfer by gift of certain tangible property located in the United States. Thus, a transfer by gift of the Contract is not subject to gift tax if the donor is domiciled in Puerto Rico and acquired United States citizenship solely by reason of his citizenship, birth or residence in Puerto Rico.

A domicile of Puerto Rico is generally an individual who is a Resident of Puerto Rico with no definite present intention of living elsewhere. Thus, each individual should consult his or her tax counsel to assess if he or she is domiciled in Puerto Rico. In addition, an individual domiciled in Puerto Rico who acquired his U.S. citizenship by reason other than his citizenship, birth or residence in Puerto Rico should seek advice from his tax counsel since a Contracts held by these U.S. citizens may be subject to U.S. federal estate and gift taxes upon transfer of the Contract by reason of death or a gift.

Certain ERISA Considerations

A fiduciary of a pension, profit- sharing, retirement, or other employee benefit plan subject to Title I of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) (each such plan, a “Plan”), should consider the fiduciary standards under ERISA in the context of the Plan’s particular circumstances and consult with its counsel before authorizing an investment of such Plan’s assets in a Contract.

Tax Changes

The foregoing tax information is based on our understanding of U.S. and Puerto Rico tax laws. It is NOT intended as tax advice. All information is subject to change without notice. Furthermore, the determination whether the Contract qualifies as an annuity and endowment contract under the P.R. Code and as an annuity under the U.S. Internal Revenue Code depends on Universal Life continued compliance with the applicable provisions of the P.R. Code and the U.S. Internal Revenue Code relating to the classification of a particular instrument as an annuity or endowment contract.

Statements and Reports

Universal Life will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify Universal Life of any address change.

These mailings will contain:

●	Statements showing the Contract’s quarterly activity;

●	Confirmation statements showing transactions that affect the Contract’s value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging). Instead, confirmation of recurring transactions will appear in the Contract’s quarterly statements;

●	Annual and Semi-Annual Reports containing financial statements for the Variable Account and such other information as is required to be provided pursuant to the requirements of the 1940 Act.

Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Universal Life immediately to assure proper crediting to the Contract.

Legal Proceedings

There are no material legal proceedings pending to which Universal Life, Universal Financial Services or the Variable Account is a party.